NVESTFUNDS(SM)
Where The Best Minds Meet(R)

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Nvest
STOCK FUNDS

[Graphic Omitted]


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LARGE-CAP EQUITY
 Nvest Capital Growth Fund
 Westpeak Investment Advisors, L.P.

 Nvest Growth Fund
 Capital Growth Management
 Limited Partnership

 Nvest Growth and Income Fund
 Westpeak Investment Advisors, L.P.

 Nvest Balanced Fund
 Loomis, Sayles & Company, L.P.

 Nvest Value Fund
 Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

PROSPECTUS
May 3, 1999
(as revised February 1, 2000)

                   What's Inside
                   Goals, Strategies & Risks
[GRAPHIC OMITTED]  Page 2
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                   Fund Fees & Expenses
[GRAPHIC OMITTED]  Page 12
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                   Management Team
[GRAPHIC OMITTED]  Page 15
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                   Fund Services
[GRAPHIC OMITTED]  Page 17
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                   Fund Performance
[GRAPHIC OMITTED]  Page 29
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Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

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GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest Capital Growth Fund ...............................................     2
Nvest Growth Fund .......................................................     4
Nvest Growth and Income Fund ............................................     6
Nvest Balanced Fund .....................................................     8
Nvest Value Fund ........................................................    10

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FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses ....................................................    12

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk .........................................................    14

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Funds' Investment Advisers and Subadvisers .....................    15
Meet the Funds' Portfolio Managers ......................................    16

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
Investing in the Funds ..................................................    17
How Sales Charges Are Calculated ........................................    18
Ways to Reduce or Eliminate Sales Charges ...............................    19
It's Easy to Open an Account ............................................    20
Buying Shares ...........................................................    21
Selling Shares ..........................................................    22
Selling Shares in Writing ...............................................    23
Exchanging Shares .......................................................    24
Restrictions on Buying Selling and Exchanging Shares ....................    24
How Fund Shares Are Priced ..............................................    25
Dividends and Distributions .............................................    26
Tax Consequences ........................................................    26
Compensation to Securities Dealers ......................................    27
Additional Investor Services ............................................    28

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Capital Growth Fund ...............................................    29
Nvest Growth Fund .......................................................    30
Nvest Growth and Income Fund ............................................    31
Nvest Balanced Fund .....................................................    32
Nvest Value Fund ........................................................    33
Glossary of Terms .......................................................    34

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  --------------------------            Stability Income Growth
                  NVEST CAPITAL GROWTH FUND             -----------------------
                                                   High                   X
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ("Nvest Mangement")                    Mod.    X
                                                       --------- ------ ------
SUBADVISER: Westpeak Investment Advisors, L.P.     Low              X
            ("Westpeak")

MANAGER:    Gerald H. Scriver       TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                    ---------------------------
CATEGORY:   Large-Cap Equity                         NEFCX     NECBX     NECGX

INVESTMENT GOAL
The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in common stock of U.S. medium and large capitalization companies in any industry.

Westpeak constructs a portfolio of reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x     earnings-to-price ratios
x     earnings growth rates
x     positive earnings surprises
x     book-to-price ratios

In selecting investments for the Fund's portfolio, Westpeak employs the following strategy:

o It starts with the Russell 3000 Growth Index of about 1,800 stocks and generally eliminates stocks of companies below a $500 million market capitalization threshold. This creates an overall valuation universe of about 1,200 stocks, with approximately 90% from the Russell 1000 Growth Index (comprised of large and medium capitalization companies) and 10% from the Russell 2000 Growth Index (comprised of small capitalization companies).

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises"(whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix.

o The desired result is a portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns consistent with the Fund's risk parameters.

The Fund may:

o  Hold up to 10% of its assets in smaller capitalization companies.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Capital Growth Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to February 16, 1998.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                  1993                         7.9%
                  1994                        -1.6%
                  1995                        30.7%
                  1996                        17.1%
                  1997                        17.2%
                  1998                        29.0%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 24.3%
\/ Lowest Quarterly Return: Third Quarter 1998, down 11.7%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the Lipper Growth Fund and Morningstar Large Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund and Morningstar Large Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December                                   SINCE
  31, 1998)                          PAST 1 YEAR   PAST 5 YEARS  INCEPTION
-------------------------------------------------------------------------------
Nvest Capital Growth Fund: Class A
  (inception 8/3/92)                     21.6%         16.5%       16.5%
  Russell 1000 Growth Index              38.7%         25.7%       21.3%
  Lipper Growth Fund Average
    (calculated from 8/6/92)             22.9%         18.7%       17.6%
  Morningstar Large Growth Average
    (calculated from 7/31/92)            35.8%         20.6%       19.3%

Nvest Capital Growth Fund: Class B
  (inception 9/13/93)                    23.2%         16.7%       16.6%
  Russell 1000 Growth Index              38.7%         25.7%       25.2%
  Lipper Growth Fund Average
    (calculated from 9/30/93)            22.9%         18.7%       18.1%
  Morningstar Large Growth Average
   (calculated from 9/30/93)             35.8%         20.6%       20.6%

Nvest Capital Growth Fund: Class C
  (inception 12/30/94)                   27.1%           --        22.3%
  Russell 1000 Growth Index              38.7%           --        32.2%
  Lipper Growth Fund Average             22.9%           --        24.4%
  Morningstar Large Growth Average       35.8%           --        28.0%
--------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  ---------------------------           Stability Income Growth
                  NVEST GROWTH FUND                     -----------------------
                                                   High                   X
                                                       --------- ------ ------
                                                   Mod.
                                                       --------- ------ ------
ADVISER:    Capital Growth Management Limited      Low     X       X
            Partnership ("CGM")

MANAGER:    G. Kenneth Heebner      TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                    ---------------------------
CATEGORY:   Large-Cap Equity                         NEFGX     NEBGX     NEGCX

INVESTMENT GOAL
The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund will generally invest in common stock of large capitalization companies that CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

x well-established with records of above-average growth x promise of maintaining their leadership positions in their industries x likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM will generally employ the following methods:

o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may:
o  Invest in foreign securities.

o  Invest in other investment companies.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund.

INVESTMENTS IN OTHER INVESTMENT COMPANIES: May incur extra costs in addition to its own expenses.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Growth Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar year.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                  1989                       22.3%
                  1990                        5.1%
                  1991                       56.7%
                  1992                       -6.6%
                  1993                       11.3%
                  1994                       -7.1%
                  1995                       38.1%
                  1996                       20.9%
                  1997                       23.5%
                  1998                       33.4%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 28.5%
\/ Lowest Quarterly Return: Third Quarter 1998, down 18.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception, if shorter) compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Growth Fund and Morningstar Large Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund and Morningstar Large Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended
  December 31, 1998)                  PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------- *Since inception
Nvest Growth Fund: Class A
  (inception 11/27/68)                   25.7%         19.2%        17.6%
  S&P 500                                28.5%         24.0%        19.2%
  Lipper Growth Fund Average             22.9%         18.6%        16.7%
  Morningstar Large Blend Average        21.8%         19.8%        16.4%

Nvest Growth Fund: Class B
  (inception 2/28/97)                    27.4%         23.7%*
  S&P 500                                28.5%         29.3%*
  Lipper Growth Fund Average             22.9%         23.5%*
  Morningstar Large Blend Average        21.8%         23.8%*

Nvest Growth Fund: Class C
  (inception 9/1/98)                     21.2%*
  S&P 500                                24.6%*
  Lipper Growth Fund Average
    (calculated from 8/31/98)            29.9%*
  Morningstar Large Blend Average
    (calculated from 8/31/98)            26.3%*
--------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled
"Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  --------------------------            Stability Income Growth
                  NVEST GROWTH                          -----------------------
                    AND INCOME FUND                High                   X
                                                       --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.           Mod.    X
            ("Nvest Mangement")                        --------- ------ ------
                                                   Low              X
SUBADVISER: Westpeak Investment Advisors, L.P.
            ("Westpeak")

MANAGER:    Gerald H. Scriver       TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                    ---------------------------
CATEGORY:   Large-Cap Equity                         NEFOX     NEGBX     NECOX

INVESTMENT GOAL
The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all its assets in common stock of large capitalization companies in any industry.

Westpeak constructs a portfolio of recognizable, reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak feels are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x earnings-to-price ratios
x earnings growth rates
x positive earnings surprises
x book-to-price ratios
x dividend yield

In selecting investments for the Fund, Westpeak employs the following strategy:

o It starts with an initial universe of approximately 1,300 stocks of large capitalization companies and generally eliminates stocks of companies below a $1.4 billion market capitalization threshold. This creates an overall universe of about 900 stocks.

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises"(whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix;

o The desired result is a portfolio of 75 to 150 stocks, with a dividend yield that approximates that of the Standard & Poor's Composite Rank of 500 stocks ("S&P 500"), which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The Fund may:

o Invest in foreign securities traded in U.S. markets (through American Depository Receipts ("ADRs") or stocks sold in U.S. dollars).

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Growth and Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on May 1, 1995. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to May 1, 1995.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                  1989                       27.6%
                  1990                       -4.3%
                  1991                       30.6%
                  1992                        9.3%
                  1993                        8.0%
                  1994                        1.0%
                  1995                       35.1%
                  1996                       17.2%
                  1997                       33.4%
                  1998                       23.9%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 19.1%
\/ Lowest Quarterly Return: Third Quarter 1998, down 13.6%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices of 500 selected stocks. They are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth & Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended
  December 31, 1998)                  PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------- *Since inception
Nvest Growth and Income Fund: Class A
  (inception 5/6/31)                     16.8%         20.0%        16.7%
  S&P 500                                28.5%         24.0%        19.2%
  Lipper Growth & Income Average         15.6%         18.4%        15.5%
  Morningstar Large Value Average        12.3%         17.9%        15.5%

Nvest Growth and Income Fund: Class B
  (inception 9/13/93)                    18.1%         20.5%        19.5%*
  S&P 500                                28.5%         24.0%        23.1%*
  Lipper Growth & Income Average
    (calculated from 9/30/93)            15.6%         18.4%        17.9%*
  Morningstar Large Value Average
    (calculated from 9/30/93)            12.3%         17.9%        17.3%*

Nvest Growth and Income Fund: Class C
  (inception 5/1/95)                     21.9%         25.1%*
  S&P 500                                28.5%         29.3%*
  Lipper Growth & Income Average
    (calculated from 4/30/95)            15.6%         22.6%*
  Morningstar Large Value Average
    (calculated from 4/30/95)            12.3%         21.6%*

--------------------------------------------------------------------------------
 For actual past expenses of Class A, B and C shares, see the section entitled
"Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  -------------------------             Stability Income Growth
                  NVEST BALANCED FUND                   -----------------------
                                                   High
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ("Nvest Mangement")                    Mod.     X      X       X
                                                       --------- ------ ------
SUBADVISER: Loomis, Sayles & Company, L.P.         Low
            ("Loomis Sayles")

MANAGERS:   Equity: Jeff Wardlow     TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
            and Gregg Watkins                        ---------------------------
            Fixed Income: John Hyll                   NEFBX     NEBBX     NEBCX

CATEGORY:   Large-Cap Equity

INVESTMENT GOAL
The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

INVESTMENT STRATEGIES
Generally, the Fund will invest appoximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities. It principally invests in dividend-paying common stocks of quality, large capitalization companies of any industry and investment grade bonds. Loomis Sayles uses a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

EQUITY SECURITIES:
x discounted price compared to its current value x below-average price-to-earnings ratios x competitive current and estimated dividend yield x attractive 5-year estimated earnings growth

FIXED-INCOME SECURITIES:
x greater yield-to-maturity than appropriate benchmarks x maturities typically between 1 and 30 years x investment grade bonds x controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, Loomis Sayles employs the following strategy:

o Depending on Loomis Sayles' view of the economic outlook, the Fund may invest more heavily in either equity or fixed-income securities. However, the Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities.

o It selects stocks from a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion. It then uses a proprietary valuation model to rank stocks based on valuation, earnings estimate revisions and quality. Fundamental research is then used to identify what Loomis Sayles believes are the most attractive 60 to 75 stocks for purchase by the Fund.

o It selects bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. It conducts extensive research and credit analysis of over 600 corporate issuers and assigns each a proprietary rating. It combines these ratings with internal policy limitations to select bonds for the Fund.

o Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified. It sells bonds depending on expected credit deterioration or when it identifies other securities with better total returns going forward.

The Fund may also invest in:

o  Foreign securities.

o  Mortgage- and asset-backed securities.

o  Zero-coupon bonds and when-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Balanced Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                  1989                       10.4%
                  1990                      -10.6%
                  1991                       29.2%
                  1992                       13.9%
                  1993                       14.2%
                  1994                       -2.7%
                  1995                       26.3%
                  1996                       17.1%
                  1997                       17.5%
                  1998                        8.2%

/\ Highest Quarterly Return: First Quarter 1991, up 15.3%
\/ Lowest Quarterly Return: Third Quarter 1990, down 15.9%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of a blend of the Standard & Poor's Composite Index of 500 stocks ("S&P 500") and the Lehman Government/ Corporate Bond Index ("S&P/Lehman G/C Blend"). This index is represented by a 65% weighting in the S&P 500 and a 35% weighting in the Lehman G/C Index. Indices are rebalanced to 65% / 35% at the end of each year. They are also compared to the Lipper Balanced and Morningstar Domestic Hybrid Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P/Lehman G/C Blend returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Balanced Average and Morningstar Domestic Hybrid Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended
  December 31, 1998)                  PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------- *Since inception
Nvest Balanced Fund: Class A
  (inception 11/27/68)                    2.0%         11.5%        11.1%
  S&P/Lehman G/C Blend                   21.9%         18.2%        15.7%
  Lipper Balanced Average                13.5%         13.8%        12.9%
  Morningstar Domestic Hybrid Average    12.1%         13.3%        12.5%

Nvest Balanced Fund: Class B
  (inception 9/13/93)                     2.6%         11.8%        11.9%*
  S&P/Lehman G/C Blend
    (Lehman calculated from 9/30/93)     21.9%         18.2%        17.6%*
  Lipper Balanced Average
    (calculated from 9/30/93)            13.5%         13.8%        13.4%*
  Morningstar Domestic Hybrid Average
    (calculated from 9/30/93)            12.1%         13.3%        12.3%*

Nvest Balanced Fund: Class C
  (inception 12/30/94)                    6.4%         16.1%*
  S&P/Lehman G/C Blend                   21.9%         23.4%*
  Lipper Balanced Average                13.5%         18.2%*
  Morningstar Domestic Hybrid Average    12.1%         16.8%*

--------------------------------------------------------------------------------
For actual past expenses of Class A, B and C shares, see the section entitled
"Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  -------------------------             Stability Income Growth
                  NVEST VALUE FUND                      -----------------------
                                                   High                   X
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ("Nvest Mangement")                    Mod.   X
                                                       --------- ------ ------
SUBADVISER: Loomis, Sayles & Company, L.P.         Low              X
            ("Loomis Sayles")

MANAGERS:   Jeff Wardlow and         TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
            Lauriann Kloppenburg                     ---------------------------
                                                      NEFVX     NEVBX     NECVX
CATEGORY:   Large-Cap Equity

INVESTMENT GOAL
The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in common stock of large capitalization companies of various industries, although investment in any one industry is limited to 10% of the Fund's assets.

Loomis Sayles uses non-technical, fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have these attributes:

x low price-to-earnings ratios based on earnings estimates x competitive return on equity x competitive current and estimated dividend yield x high 5-year estimated earnings growth

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

o Stocks are then ranked using the Loomis Sayles proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

o Stocks that rank in the top third of the valuation model become prime candidates for purchase and receive a more intensive fundamental research effort.

o The Fund's portfolio is constructed by choosing approximately 60 to 70 stocks which Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

o The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.

o Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

The Fund may:

o  Invest in foreign securities.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Value Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                  1989                       22.6%
                  1990                      -13.6%
                  1991                       27.1%
                  1992                       16.6%
                  1993                       17.0%%
                  1994                       -1.4%
                  1995                       32.3%
                  1996                       26.3%
                  1997                       21.0%
                  1998                        7.1%

/\ Highest Quarterly Return: First Quarter 1991, up 19.5%
\/ Lowest Quarterly Return: Third Quarter 1990, down 21.3%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 3000 Index, selected for their greater value orientation. They are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth & Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended
  December 31, 1998)                  PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
-------------------------------------------------------------------------------- *Since inception
Nvest Value Fund: Class A
  (inception 6/5/70)                      0.9%         15.0%        14.0%
  Russell 1000 Value Index               15.6%         20.9%        17.4%
  Lipper Growth & Income Average         15.6%         18.4%        15.5%
  Morningstar Large Value Average        12.3%         17.9%        15.5%

Nvest Value Fund: Class B
  (inception 9/13/93)                     1.6%         15.3%        15.8%*
  Russell 1000 Value Index               15.6%         20.9%        19.7%*
  Lipper Growth & Income Average
    (calculated from 9/30/93)            15.6%         18.4%        17.9%*
  Morningstar Large Value Average
    (calculated from 9/30/93)            12.3%         17.9%        17.3%*

Nvest Value Fund: Class C
  (inception 12/30/94)                    5.3%         20.4%*
  Russell 1000 Value Index               15.6%         27.4%*
  Lipper Growth & Income Average         15.6%         23.7%*
  Morningstar Large Value Average        12.3%         22.8%*
--------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled
"Fund Fees & Expenses."

[graphic omitted] FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                CLASS A    CLASS B      CLASS C
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
    purchases (as a percentage of
    offering price)(1)(2)                        5.75%      None         None
  Maximum deferred sales charge (load)
    (as a percentage of original
    purchase price or redemption proceeds,
    as applicable)(2)                              (3)      5.00%        1.00%
  Redemption fees                                None*      None*        None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
  * Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                               CAPITAL GROWTH FUND               GROWTH FUND              GROWTH AND INCOME FUND
                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
  Management fees                             0.75%     0.75%     0.75%     0.67%     0.67%     0.67%     0.68%     0.68%     0.68%
  Distribution and/or service (12b-1) fees    0.25%     1.00%*    1.00%*    0.25%     1.00%*    1.00%*    0.25%     1.00%*    1.00%*
  Other expenses                              0.46%     0.46%     0.46%     0.20%     0.20%     0.20%     0.30%     0.30%     0.30%
  Total annual fund operating expenses        1.46%     2.21%     2.21%     1.12%     1.87%     1.87%     1.23%     1.98%     1.98%

                                                  BALANCED FUND                   VALUE FUND
----------------------------------------------------------------------------------------------------
                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
----------------------------------------------------------------------------------------------------
  Management fees                             0.73%     0.73%     0.73%     0.72%     0.72%     0.72%
  Distribution and/or service (12b-1) fees    0.25%     1.00%*    1.00%*    0.25%     1.00%*    1.00%*
  Other expenses                              0.32%     0.32%     0.32%     0.29%     0.29%     0.29%
  Total annual fund operating expenses        1.30%     2.05%     2.05%     1.26%     2.01%     2.01%

  * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------------------------------
                  CAPITAL GROWTH FUND                         GROWTH FUND                          GROWTH AND INCOME FUND
           CLASS A      CLASS B        CLASS C     CLASS A      CLASS B         CLASS C     CLASS A      CLASS B         CLASS C
                      (1)      (2)    (1)     (2)             (1)     (2)     (1)      (2)            (1)     (2)     (1)     (2)
---------------------------------------------------------------------------------------------------------------------------------
1 year      $  715  $  724  $  224  $  324  $  224  $  683  $  690  $  190  $  290  $  190  $  693  $  701   $  201   $  301  $  201
3 years     $1,010  $  991  $  691  $  691  $  691  $  911  $  888  $  588  $  588  $  588  $  943  $  921   $  621   $  621  $  621
5 years     $1,327  $1,385  $1,185  $1,185  $1,185  $1,156  $1,211  $1,011  $1,011  $1,011  $1,212  $1,268   $1,068   $1,068  $1,068
10 years*   $2,221  $2,355  $2,355  $2,544  $2,544  $1,860  $1,995  $1,995  $2,190  $2,190  $1,978  $2,113   $2,113   $2,306  $2,306


------------------------------------------------------------------------------------------
                      BALANCED FUND                           VALUE FUND
------------------------------------------------------------------------------------------
           CLASS A      CLASS B        CLASS C     CLASS A      CLASS B         CLASS C
                      (1)      (2)    (1)     (2)             (1)     (2)     (1)      (2)
------------------------------------------------------------------------------------------
1 year      $  700  $  708  $  208  $  308  $  208  $  696  $  704  $  204  $  304  $  204
3 years     $  963  $  943  $  643  $  643  $  643  $  952  $  930  $  630  $  630  $  630
5 years     $1,247  $1,303  $1,103  $1,103  $1,103  $1,227  $1,283  $1,083  $1,083  $1,083
10 years*   $2,053  $2,187  $2,187  $2,379  $2,379  $2,010  $2,144  $2,144  $2,338  $2,338
------------------------------------------------------------------------------------------

(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

MORE ABOUT RISK
The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Capital Growth Fund) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (All Funds except Capital Growth Fund) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, a Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Balanced Fund) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK (Balanced Fund) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.

EURO CONVERSION (All Funds except Capital Growth Fund) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

                                               Management Team [graphic omitted]
                                               ---------------
                           MEET THE FUNDS' INVESTMENT ADVISERS
                                               AND SUBADVISERS

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Stock Funds (the "Funds" or each a "Fund"), which along with the other Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

NVEST FUNDS MANAGEMENT, L.P.
NVEST MANGEMENT, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each Fund except Growth Fund (for which CGM serves as adviser). Nvest Mangement is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Mangement oversees, evaluates and monitors the subadvisory services provided to each Fund except Growth Fund. It also provides general business management and administration to the Funds. Nvest Mangement does not determine what investments will be purchased by the Funds. The subadvisers listed below and CGM make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds (except Growth
Fund) in 1998 as a percentage of each Fund's average daily net assets were 0.75% for Capital Growth Fund, 0.68% for Growth and Income Fund, 0.73% for Balanced Fund and 0.72% for Value Fund.

SUBADVISERS
LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to Value and Balanced Funds. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to Growth and Income Fund and Capital Growth Fund. Westpeak is a subsidiary of Nvest Companies. Founded in 1991, Westpeak manages over $6 billion in assets for mutual funds and other institutional clients, including accounts of New England Financial.

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP (ADVISER)
CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to Growth Fund since CGM's inception in 1989. It also serves as investment adviser to six additional mutual funds and various institutional investors. CGM is an affiliate of Nvest Companies and has grown to manage over $8 billion in assets. In 1998, Growth Fund paid 0.67% of its average daily net assets to CGM in advisory fees.

SUBADVISORY AGREEMENTS
Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Mangement to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Mangement to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Mangement, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Mangement, CGM, Loomis Sayles or Westpeak. In placing trades, CGM , Loomis Sayles or Westpeak will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

[graphic omitted] Management Team
                  ---------------
                  MEET THE FUNDS' PORTFOLIO MANAGERS

G. KENNETH HEEBNER
G. Kenneth Heebner has managed Growth Fund since 1976. In 1989, Mr. Heebner co-founded and is currently senior portfolio manager of CGM. He is also a Chartered Financial Analyst. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School, and is a highly regarded 34 year veteran of the investment industry.

GERALD H. SCRIVER
Gerald Scriver has managed Growth and Income Fund since May 1995 and Capital Growth Fund since February 1998. Mr. Scriver is the founder, President and Chief Executive Officer of Westpeak Investment Advisors. Mr Scriver is a graduate of the State University of N.Y. at Buffalo and has over 33 years of investment experience.

JOHN HYLL
John Hyll has served the fixed-income portion of Balanced Fund as co-manager from 1994 until August 1999 and as manager thereafter. Mr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 15 years of investment experience.

LAURIANN KLOPPENBURG
Lauriann Kloppenburg has co-managed Value Fund since August 1998. Ms. Kloppenburg is Vice President and Director of Equity Research at Loomis Sayles. She is also a Chartered Financial Analyst. Ms. Kloppenburg received her B.A.from Wellesley College and has over 16 years of investment experience.

JEFFREY W. WARDLOW
Jeffrey Wardlow has co-managed Value Fund since August 1998 and the equity portion of Balanced Fund since August 1998. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow received both his B.B.A. and his M.B.A. from Michigan State University and has over 16 years of investment experience.

GREGG WATKINS
Gregg Watkins has co-managed the equity portion of Balanced Fund since August 1998. Mr. Watkins, Vice President of Loomis Sayles, joined the company in 1991. He is also a Chartered Financial Analyst. Mr. Watkins received his B.A. from Yale University and his M.B.A. from Wayne State University and has over 14 years of investment experience.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                        INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS
Each Fund offers Class A, Class B and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

[graphic omitted] FUND SERVICES
                  -------------
                  HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

--------------------------------------------------------------------------------
                                        CLASS A SALES CHARGES
  YOUR INVESTMENT      AS A % OF OFFERING PRICE     AS A % OF YOUR INVESTMENT
  Less than  $ 50,000            5.75%                          6.10%
  $ 50,000 - $ 99,999            4.50%                          4.71%
  $100,000 - $249,999            3.50%                          3.63%
  $250,000 - $499,999            2.50%                          2.56%
  $500,000 - $999,999            2.00%                          2.04%
  $1,000,000 or more*            0.00%                          0.00%
--------------------------------------------------------------------------------

*For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------------------------------
                          CLASS B CONTINGENT DEFERRED SALES CHARGES
             YEAR SINCE PURCHASE                     CDSC ON SHARES BEING SOLD
                     1st                                        5.00%
                     2nd                                        4.00%
                     3rd                                        3.00%
                     4th                                        3.00%
                     5th                                        2.00%
                     6th                                        1.00%
                 thereafter                                     0.00%
--------------------------------------------------------------------------------

CLASS C SHARES
The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.

--------------------------------------------------------------------------------
                   CLASS C CONTINGENT DEFERRED SALES CHARGES
         YEAR SINCE PURCHASE                     CDSC ON SHARES BEING SOLD
               1st                                          1.00%
            thereafter                                      0.00%
--------------------------------------------------------------------------------


HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

o is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.


A CDSC WILL NOT BE CHARGED ON:

o increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of a Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                 Fund Services [graphic omitted]
                                                 -------------
                     WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES
REDUCING SALES CHARGES

There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC
Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in the Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the Funds WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o to make payments through a systematic withdrawal plan; or

o due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

[graphic omitted] Fund Services
                  -------------
                  IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

--------------------------------------------------------------------------------
                                           MINIMUM TO OPEN AN
                            MINIMUM TO        ACCOUNT USING       MINIMUM FOR
TYPE OF ACCOUNT          OPEN AN ACCOUNT   INVESTMENT BUILDER  EXISTING ACCOUNTS
Any account other than
those listed below            $2,500               $100              $100

Accounts registered under
the Uniform Gifts to
Minors Act or the Uniform
Transfers to Minors Act       $2,000               $100              $100

Individual Retirement
Accounts (IRAs)               $  500               $100              $100

Retirement plans with tax
benefits such as corporate
pension, profit sharing
and Keogh plans               $  250               $100              $100

Payroll Deduction Investment
Programs for 401(k), SARSEP,
SEP, SIMPLE, 403(b)(7) and
certain other retirement
plans                         $   25                N/A              $ 25
--------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE(R)             NVEST FUNDS WEB SITE

       800-225-5478, press 1                     www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o order duplicate account statements; and

o obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                                 BUYING SHARES

         OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for         o Call your investment dealer for
  information.                              information.

BY MAIL
[graphic omitted]
o Make out a check in U.S. dollars for    o Make out a check in U.S. dollars for
  the investment amount, payable to         the investment amount, payable to
  "Nvest Funds." Third party checks         "Nvest Funds." Third party checks
  will generally not be accepted.           will generally not be accepted.

o Mail the check with your completed      o Fill out the detachable investment
  application to Nvest Funds, P.O. Box      slip from an account statement. If
  8551, Boston, MA 02266-8551.              no slip is available, include with
                                            the check a letter specifying the
                                            Fund name, your class of shares,
                                            your account number and the
                                            registered account name(s). To make
                                            investing even easier, you can order
                                            more investment slips by calling
                                            800-225-5478.

BY EXCHANGE
[graphic omitted]
o The exchange must be for a minimum      o The exchange must be for a minimum
  of $1,000 or for all of your shares.      of $1,000 or for all of your shares.

o Obtain a current prospectus for the     o Call your investment dealer or Nvest
  Fund into which you are exchanging        Funds at 800-225-5478 to request an
  by calling your investment dealer or      exchange.
  Nvest Funds at 800-225-5478.
                                          o See the section entitled "Exchanging
o Call your investment dealer or Nvest      Shares."
  Funds to request an exchange.

o See the section entitled "Exchanging
  Shares."

BY WIRE
[graphic omitted]
o Call Nvest Funds at 800-225-5478 to     o Instruct your bank to transfer funds
  obtain an account number and wire         to State Street Bank & Trust
  transfer instructions. Your bank may      Company, ABA# 011000028, DDA#
  charge you for such a transfer.           99011538.

                                          o Specify the Fund name, your class of
                                            shares, your account number and the
                                            registered account name(s). Your
                                            bank may charge you for such a
                                            transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o Indicate on your application that       o Please call Nvest Funds at
  you would like to begin an automatic      800-225-5478 for a Service Options
  investment plan through Investment        Form. A signature guarantee may be
  Builder and the amount of the             required to add this privilege.
  monthly investment ($100 minimum).
                                          o See the section entitled "Additional
o Send a check marked "Void" or a           Investor Services."
  deposit slip from your bank account
  along with your application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union           o Call Nvest Funds at 800-225-5478 to
  whether it is a member of the ACH         add shares to your account through
  system.                                   ACH.

o Complete the "Telephone Withdrawal      o If you have not signed up for the
  and Exchange" and "Bank Information"      ACH system, please call Nvest Funds
  sections on your account                  for a Service Options Form. A
  application.                              signature guarantee may be required
                                            to add this privilege.
o Mail your completed application to
  Nvest Funds, P.O. Box 8551, Boston,
  MA 02266-8551.

[graphic omitted] Fund Services
                  -------------
                  SELLING SHARES
                                TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for information.

BY MAIL
[graphic omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o Call Nvest Funds to request an exchange.

o See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Telephone
[graphic omitted]
o You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o a financial representative or securities dealer;

o a federal savings bank, cooperative or other type of bank;

o a savings and loan or other thrift institution;

o a credit union; or

o a securities exchange or clearing agency.

The table shows situations in which
additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)          REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE        o The signatures on the letter must include all
PROPRIETORSHIP, UGMA/UTMA        persons authorized to sign, including title, if
(MINOR ACCOUNTS)                 applicable.

                               o Signature guarantee, if applicable (see above).

CORPORATE OR ASSOCIATION       o The signatures on the letter must include all
ACCOUNTS                         persons authorized to sign, including title.

OWNERS OR TRUSTEES OF TRUST    o The signature on the letter must include all
ACCOUNTS                         trustees authorized to sign, including title.
                               o If the names of the trustees are not
                                 registered on the account, please provide a copy of the trust document certified within the past 60 days.

                               o Signature guarantee, if applicable (see above).

JOINT TENANCY WHOSE            o The signatures on the letter must include all
CO-TENANTS ARE DECEASED          surviving tenants of the account.

                               o Copy of the death certificate.

                               o Signature guarantee if proceeds check is
                                 issued to other than the surviving tenants.

POWER OF ATTORNEY (POA)        o The signatures on the letter must include the
                                 attorney-in-fact, indicating such title.

                               o A signature guarantee.

                               o Certified copy of the POA document stating it
                                 is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

QUALIFIED RETIREMENT BENEFIT   o The signature on the letter must include all
PLANS (EXCEPT NVEST FUNDS        signatures of those authorized to sign,
PROTOTYPE DOCUMENTS)             including title.

                               o Signature guarantee, if applicable (see
                                 above).

EXECUTORS OF ESTATES,          o The signature on the letter must include those
ADMINISTRATORS, GUARDIANS,       authorized to sign, including capacity.
CONSERVATORS
                               o A signature guarantee.

                               o Certified copy of court document where signer
                                 derives authority, e.g.: Letters of
                                 Administration, Conservatorship, Letters
                                 Testamentary.*

INDIVIDUAL RETIREMENT          o Additional documentation and distribution
ACCOUNTS (IRAS)                  forms are required.

*Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

[graphic omitted] Fund Services
                  -------------
                  EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                        SITUATION

The Fund may suspend the right of redemption or    o When the New York Stock
postpone payment for more than 7 days:               Exchange is closed (other
                                                     than a weekend/holiday)

                                                   o During an emergency

                                                   o Any other period permitted
                                                     by the SEC

The Fund reserves the right to suspend account     o With a notice of a dispute
services or refuse transaction requests:             between registered owners

                                                   o With suspicion/evidence of
                                                     a fraudulent act

The Fund may pay the redemption price in whole     o When it is detrimental for
or part by a distribution in kind of readily         a Fund to make cash
marketable securities in lieu of cash or may         payments as determined in
take up to 7 days to pay a redemption request in     the sole discretion of the
order to raise capital:                              adviser or subadviser

The Fund may close your account and send you the   o When the Fund account
proceeds. You will have 60 days after being          falls below a set minimum
notified of the Fund's intention to close your       (currently $1,000 as set
account to increase the account to the set           by the Fund's Board of
minimum. This does not apply to certain              Trustees)
qualified retirement plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share:

The Fund may withhold redemption proceeds until    o When redemptions are made
the check or funds have cleared:                     within 10 calendar days of
                                                     purchase by check or ACH
                                                     of the shares being
                                                     redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Funds recommend that certificates be sent by registered mail.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                     HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                     TOTAL VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES


The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

[graphic omitted] Fund Services
                  -------------
                  DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.
--------------------------------------------------------------------------------
                             DIVIDEND PAYMENT SCHEDULE
         ANNUALLY                SEMI-ANNUALLY               QUARTERLY
--------------------------------------------------------------------------------
      Capital Growth           Growth and Income              Balanced
          Growth
          Value
--------------------------------------------------------------------------------

Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Nvest Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES
Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

                                                 Fund Services [graphic omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] Fund Services
                  -------------
                  ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other Nvest Funds or Money Market Funds. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted] Fund Performance
                  ----------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NVEST CAPITAL GROWTH FUND

                                          CLASS A                                                CLASS B
                                    YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,
                       1994       1995       1996       1997       1998      1994        1995       1996       1997       1998
Net Asset Value,
 Beginning of the
 Year                 $15.27     $15.02     $18.41     $19.27     $19.95     $15.24     $14.89     $18.09     $18.74     $19.10
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (Loss)                (0.08)     (0.11)(b)  (0.14)(c)  (0.18)(c)  (0.13)(c)  (0.08)     (0.16)(b)  (0.28)(c)  (0.32)(c)  (0.27)(c)

Net Realized and
 Unrealized Gain
 (Loss) on
 Investments           (0.17)      4.74       3.22       3.43       5.18      (0.27)      4.60       3.15       3.25       4.87
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total From Investment
 Operations            (0.25)      4.63       3.08       3.25       5.05      (0.35)      4.44       2.87       2.93       4.60
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
 Distributions From
 Net Realized Capital
 Gains                  0.00      (1.24)     (2.22)     (2.57)     (4.33)      0.00      (1.24)     (2.22)     (2.57)     (4.33)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total Distributions     0.00      (1.24)     (2.22)     (2.57)     (4.33)      0.00      (1.24)     (2.22)     (2.57)     (4.33)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Net Asset Value, End
 of the Year          $15.02     $18.41     $19.27     $19.95     $20.67     $14.89     $18.09     $18.74     $19.10     $19.37
                      ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
TOTAL RETURN (%) (a)    (1.6)      30.7       17.1       17.2       29.0       (2.3)      29.7       16.2       15.9       28.2

RATIOS/SUPPLEMENTAL
 DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)         1.63       1.61       1.50       1.45       1.46       2.38       2.36       2.25       2.20       2.21
Ratio of Net
 Investment Income
 (Loss) to Average
 Net Assets (%)        (0.45)     (0.67)     (0.71)     (0.87)     (0.62)     (1.20)     (1.42)     (1.46)     (1.62)     (1.37)
Portfolio Turnover
 Rate (%)                 82         69         74         48        136         82         69         74         48        136
Net Assets, End of
 Period (000)        $95,803   $123,504   $141,326   $149,734   $175,511    $15,390    $26,234    $37,439    $45,546    $57,796


                                                                                   CLASS C
                                                                            YEAR ENDED DECEMBER 31,
                                                              1995            1996          1997          1998
Net Asset Value, Beginning of the Year                       $14.89          $18.08        $18.74        $19.11
                                                             ------          ------        ------        ------
INCOME FROM INVESTMEN OPERATIONS
Net Investment Income (Loss)                                  (0.09)(b)       (0.28(C)      (0.34)(c)     (0.27)(C)

Net Realized and Unrealized Gain (Loss)
 on Investments                                                4.52            3.16          3.28          4.86
                                                             ------          ------        ------        ------
Total From Investment Operations                               4.43          2.88          2.94          4.59
                                                             ------          ------        ------        ------
LESS DISTRIBUTIONS
Distributions From Net Realized Capital
 Gains                                                        (1.24)          (2.22)        (2.57)        (4.33)
                                                             ------          ------        ------        ------
Total Distributions                                           (1.24)          (2.22)        (2.57)        (4.33)
                                                             ------          ------        ------        ------
Net Asset Value, End of the Year                             $18.08          $18.74        $19.11        $19.37
                                                             ======          ======        ======        ======
TOTAL RETURN (%) (a)                                           29.7            16.2          15.9          28.1

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
 Net Assets (%)                                                2.36            2.25          2.20          2.21

Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)                                       (1.42)          (1.46)        (1.62)        (1.37)

Portfolio Turnover Rate (%)                                      69              74            48           136
Net Assets, End of Period (000)                                $354            $504          $979        $1,609

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

The Fund's current subadviser assumed that function on February 16, 1998. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST GROWTH FUND
                                                            CLASS A                                    CLASS B         CLASS C
                                                                                            FEBRUARY 28(A)            SEPTEMBER 1(A)
                                                                                                THROUGH     YEAR ENDED   THROUGH
                                                      YEAR ENDED DECEMBER 31,                 DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                       1994        1995       1996        1997        1998        1997        1998        1998
Net Asset Value, Beginning of the
  Year                                $10.44      $ 8.87     $10.55      $11.63      $10.41      $12.47      $10.32      $11.18
                                      ------      ------     ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)            0.11        0.05       0.04        0.01        0.08(c)    (0.07)     (c)0.00(c)  (c)0.00(c)
Net Realized and Unrealized Gain (Loss)
  on Investments                       (0.84)       3.30       2.07        2.79        3.00        1.94        2.95        2.09
                                      ------      ------     ------      ------      ------      ------      ------      ------
Total From Investment Operations       (0.73)       3.35       2.11        2.80        3.08        1.87        2.95        2.09
                                      ------      ------     ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment
  Income                               (0.11)      (0.05)     (0.04)       0.00       (0.10)       0.00       (0.06)      (0.06)
Distributions From Net Realized Gain
  on Investments                       (0.73)      (1.62)     (0.99)      (4.02)      (1.32)      (4.02)      (1.32)      (1.32)
Distributions in Excess of Realized
  Gain on Investments                   0.00        0.00       0.00        0.00       (0.35)       0.00       (0.35)      (0.35)
Distributions from Return of Capital    0.00        0.00       0.00        0.00       (0.36)       0.00       (0.39)      (0.39)
                                      ------      ------     ------      ------      ------      ------      ------      ------
Total Distributions                    (0.84)      (1.67)     (1.03)      (4.02)      (2.13)      (4.02)      (2.12)      (2.12)
                                      ------      ------     ------      ------      ------      ------      ------      ------
Net Asset Value, End of the Year      $ 8.87      $10.55     $11.63      $10.41      $11.36      $10.32      $11.15      $11.15
                                      ======      ======     ======      ======      ======      ======      ======      ======

TOTAL RETURN (b)                        (7.1)       38.1       20.9        23.5        33.4        14.4        32.4        22.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)              1.19        1.20       1.18        1.12        1.12      (d)1.87(d)    1.87      (d)1.87(d)
Ratio of Net Investment Income
 to Average Net Assets (%)              1.05        0.42       0.33        0.08        0.74       (0.67)(d)   (0.01)      (0.01)(d)
Portfolio Turnover Rate (%)              141         235        199         214         202         214(d)      202         202

Net Assets, End of Year (000,000)       $988      $1,201     $1,297      $1,460      $1,825         $18         $75          $2

(a) Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d) Computed on an annualized basis.

[GRAPHIC OMITTED] Fund Performance
                  ----------------
                  NVEST GROWTH AND INCOME FUND
                                            CLASS A                                               CLASS B

                                    YEAR ENDED DECEMBER 31,                                YEAR ENDED DECEMBER 31,
                       1994       1995       1996       1997       1998       1994       1995      1996       1997        1998
Net Asset Value,
 Beginning
 of the Year          $12.67     $12.41     $14.39     $13.87     $15.35     $12.66     $12.42     $14.40     $13.87     $15.28
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (Loss)                 0.22       0.18       0.13       0.07(c)    0.04       0.16       0.10       0.03      (0.05)(c)  (0.05)
Net Realized and
 Unrealized Gain
 (Loss) on
 Investments           (0.10)      4.01       2.07       4.40       3.29      (0.09)      4.01       2.07       4.40       3.24
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total From Investment
 Operations             0.12       4.19       2.20       4.47       3.33       0.07       4.11       2.10       4.35       3.19
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Distributions From
 Net Investment
 Income                (0.21)     (0.18)     (0.13)     (0.06)     (0.01)     (0.14)     (0.10)     (0.04)     (0.01)      0.00
Distributions From
 Net Realized Capital
 Gains                 (0.17)     (2.03)     (2.59)     (2.93)     (2.10)     (0.17)     (2.03)     (2.59)     (2.93)     (2.10)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total Distributions    (0.38)     (2.21)     (2.72)     (2.99)     (2.11)     (0.31)     (2.13)     (2.63)     (2.94)     (2.10)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Net Asset Value, End
 of the Year          $12.41     $14.39     $13.87     $15.35     $16.57     $12.42     $14.40     $13.87     $15.28     $16.37
                      ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
TOTAL RETURN (%)(B)      1.0       35.1       17.2       33.4       23.9        0.6       34.3       16.3       32.4       23.1
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)         1.28       1.38       1.30       1.25       1.23       1.93       2.11       2.05       2.00       1.98
Ratio of Net
 Investment Income to
 Average Net
 Assets (%)             1.75       1.31       0.92       0.46       0.33       1.10       0.56       0.17      (0.29)     (0.42)
Portfolio Turnover
 Rate (%)                  6         69        127        103        114          6         69        127        103        114
Net Assets, End of
 Period (000)       $104,081   $150,693   $166,963   $220,912   $304,139     $5,185    $29,026    $46,856    $81,066   $153,369

                                                           MAY 1(a)
                                                           THROUGH                 CLASS C
                                                           DEC. 31,         YEAR ENDED DECEMBER 31,
                                                             1995             1996          1997          1998
Net Asset Value, Beginning of the Year                      $13.84           $14.39        $13.85         $15.28
                                                            ------           ------        ------         ------
INCOME FROM INVESTMEN OPERATIONS
Net Investment Income (Loss)                                  0.06             0.04         (0.05)(c)      (0.04)
Net Realized and Unrealized Gain (Loss)
 on Investments                                               2.58             2.05          4.42           3.21
                                                            ------           ------        ------         ------
Total From Investment Operations                              2.64             2.09          4.37           3.17
                                                            ------           ------        ------         ------
LESS DISTRIBUTIONS
Distributions From Net Realized Capital
 Income                                                      (0.06)           (0.04)        (0.01)          0.00
Distributions From Net Realized Capital
 Gains                                                       (2.03)           (2.59)        (2.93)         (2.10)
                                                            ------           ------        ------         ------
Total Distributions                                          (2.09)           (2.63)        (2.94)         (2.10)
                                                            ------           ------        ------         ------
Net Asset Value, End of the Year                            $14.39           $13.85        $15.28         $16.35
                                                            ======           ======        ======         ======
TOTAL RETURN (%) (a)                                          20.2             16.3          32.6           22.9

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)         2.11(d)          2.05          2.00           1.98
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)                                       0.56(d)          0.17         (0.29)         (0.42)
Portfolio Turnover Rate (%)                                     69              127           103            114
Net Assets, End of Period (000)                             $4,707           $3,912        $6,735    $    18,288

(a) Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d) Computed on an annualized basis.
The Fund's current subadviser assumed that function on May 1, 1995. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST BALANCED FUND
                                                CLASS A                                                CLASS B
                                         YEAR ENDED DECEMBER 31,                                YEAR ENDED DECEMBER 31,
                       1994       1995       1996       1997       1998       1994       1995       1996       1997       1998
Net Asset Value,
 Beginning of the
 Year                 $12.13     $11.27     $13.14     $13.94     $14.25     $12.11     $11.24     $13.08     $13.86     $14.15
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income   0.33       0.42       0.38       0.33       0.33       0.26       0.34       0.29       0.23       0.21
Net Realized and
 Unrealized
 Gain (Loss) on
 Investments           (0.65)      2.49       1.76       2.05       0.74      (0.66)      2.46       1.74       2.03       0.74
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total From Investment
 Operations            (0.32)      2.91       2.14       2.38       1.07      (0.40)      2.80       2.03       2.26       0.95
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income     (0.33)     (0.40)     (0.39)     (0.33)     (0.32)     (0.26)     (0.32)     (0.30)     (0.23)     (0.22)
Distributions From
 Net Realized Capital
 Gains                 (0.21)     (0.64)     (0.95)     (1.74)     (1.48)     (0.21)     (0.64)     (0.95)     (1.74)     (1.48)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total Distributions    (0.54)     (1.04)     (1.34)     (2.07)     (1.80)     (0.47)     (0.96)     (1.25)     (1.97)     (1.70)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Net Asset Value,
 End of the Year      $11.27     $13.14     $13.94     $14.25     $13.52     $11.24     $13.08     $13.86     $14.15     $13.40
                      ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
Total Return (%)(a)     (2.7)      26.3       17.1       17.5        8.2       (3.4)      25.3       16.3       16.7        7.3
RATIOS/SUPPLEMENTAL
 DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)         1.40       1.36       1.33       1.29       1.30       2.15       2.11       2.08       2.04       2.05
Ratio of Net
 Investment Income to
 Average Net
 Assets (%)             2.91       3.37       2.79       2.25       2.25       2.16       2.62       2.04       1.50       1.50
Portfolio Turnover
 Rate (%)                 36         54         70         69         81         36         54         70         69         81
Net Assets, End of
 the Year (000)     $158,332   $196,514   $219,626   $233,421   $222,866    $21,607    $40,361    $58,367    $76,558    $84,255

                                                                      CLASS C
                                                               YEAR ENDED DECEMBER 31,
                                                    1995          1996          1997          1998
Net Asset Value, Beginning of the Year             $11.24        $13.05        $13.82        $14.10
                                                   ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.35          0.29          0.23          0.21
Net Realized and Unrealized Gain (Loss) on
 Investments                                         2.44          1.73          2.02          0.74
                                                   ------        ------        ------        ------
Total From Investment Operations                     2.79          2.02          2.25          0.95
                                                   ------        ------        ------        ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income            (0.34)        (0.30)        (0.23)        (0.22)
Distributions From Net Realized Capital Gains       (0.64)        (0.95)        (1.74)        (1.48)
                                                   ------        ------        ------        ------
Total Distributions                                 (0.98)        (1.25)        (1.97)        (1.70)
                                                   ------        ------        ------        ------
Net Asset Value, End of the Year
                                                   $13.05        $13.82        $14.10        $13.35
                                                   ======        ======        ======        ======

TOTAL RETURN (%)(A)                                  25.2          16.2          16.6           7.3

RATIOS/SUPPLEMENTAL
 DATA
Ratio of Operating Expenses to Average Net
 Assets (%)                                          2.11          2.08          2.04          2.05
Ratio of Net Investment Income to Average Net
 Assets (%)                                          2.62          2.04          1.50          1.50
Portfolio Turnover Rate (%)                            54            70            69            81
Net Assets, End of the Year (000)                    $718        $2,538        $4,596        $5,480

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST VALUE FUND

                                                CLASS A                                              CLASS B
                                         YEAR ENDED DECEMBER 31,                              YEAR ENDED DECEMBER 31,
                       1994       1995       1996       1997       1998       1994       1995      1996        1997      1998
Net Asset Value,
 Beginning of the
 Year                 $ 7.87     $ 7.27     $ 8.78     $ 9.60     $10.14     $ 7.85     $ 7.23     $ 8.70     $ 9.47     $ 9.91
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (Loss)                 0.08       0.10       0.06       0.03       0.03(b)    0.04       0.05       0.01      (0.05)     (0.05)(b)
Net Realized and
 Unrealized Gain
 (Loss) on
 Investments           (0.19)      2.21       2.12       1.96       0.59      (0.20)      2.18       2.07       1.92       0.58
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total From Investment
 Operations            (0.11)      2.31       2.18       1.99       0.62      (0.16)      2.23       2.08       1.87       0.53
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income     (0.08)     (0.09)     (0.06)     (0.02)     (0.02)     (0.05)     (0.05)     (0.01)      0.00       0.00
Distributions From Net
 Realized Capital
 Gains                 (0.41)     (0.71)     (1.30)     (1.43)     (1.06)     (0.41)     (0.71)     (1.30)     (1.43)     (1.06)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total Distributions    (0.49)     (0.80)     (1.36)     (1.45)     (1.08)     (0.46)     (0.76)     (1.31)     (1.43)     (1.06)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Net Asset Value, End
 of the Year          $ 7.27     $ 8.78     $ 9.60     $10.14     $ 9.68     $ 7.23     $ 8.70     $ 9.47     $ 9.91     $ 9.38
                      ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
TOTAL RETURN (%)(a)     (1.4)      32.3       26.3       21.0        7.1       (2.0)      31.3       25.4       20.0        6.3
RATIOS/SUPPLEMENTAL
 DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)         1.37       1.37       1.31       1.25       1.26       2.12       2.12       2.06       2.00       2.01
Ratio of Net
 Investment Income
 to Average Net
 Assets (%)             1.00       1.22       0.78       0.28       0.29       0.25       0.47       0.03      (0.47)     (0.46)
Portfolio Turnover
 Rate (%)                 29         52         64         55         75         29         52         64         55         75
Net Assets, End of
 the Year (000)       $190,869   $241,038   $297,581   $348,988   $317,902    $13,830    $27,941    $48,210    $80,008    $86,243

                                                                        CLASS C
                                                                 YEAR ENDED DECEMBER 31,
                                                      1995         1996          1997         1998
Net Asset Value, Beginning of the Year              $ 7.23        $ 8.70        $ 9.46        $ 9.92
                                                    ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                          0.05          0.01         (0.05)(b)     (0.05)(b)
Net Realized and Unrealized Gain (Loss) on
 Investments                                          2.18          2.06          1.94          0.58
                                                    ------        ------        ------        ------
Total From Investment Operations                      2.23          2.07          1.89          0.53
                                                    ------        ------        ------        ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income             (0.05)        (0.01)         0.00          0.00
Distributions From Net Realized Capital Gains        (0.71)        (1.30)        (1.43)        (1.06)
                                                    ------        ------        ------        ------
Total Distributions                                  (0.76)        (1.31)        (1.43)        (1.06)
                                                    ------        ------        ------        ------
Net Asset Value, End of the Year                    $ 8.70        $ 9.46        $ 9.92        $ 9.39
                                                    ======        ======        ======        ======
TOTAL RETURN (%)(A)                                   31.3          25.2          20.2           6.3

RATIOS/SUPPLEMENTAL
 DATA
Ratio of Operating Expenses to Average Net
 Assets (%)                                           2.12          2.06          2.00          2.01
Ratio of Net Investment Income to Average Net
 Assets (%)                                           0.47          0.03         (0.47)        (0.46)
Portfolio Turnover Rate (%)                             52            64            55            75
Net Assets, End of the Year (000)                   $1,224        $3,735        $6,527        $6,445

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation
(i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices.
Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                     NOTES

                                     NOTES

If you would like more information about
 the Funds, the following documents are
      available free upon request:

ANNUAL AND SEMIANNUAL REPORTS -- Provide
additional information about each Fund's
  investments. Each report includes a
discussion of the market conditions and                          NVEST FUNDS
investment strategies that significantly                         STOCK FUNDS
 affected the Fund's performance during
         its last fiscal year.                            Nvest Capital Growth Fund

  STATEMENT OF ADDITIONAL INFORMATION                         Nvest Growth Fund
    (SAI) -- Provides more detailed
 information about the Funds, has been                   Nvest Growth and Income Fund
 filed with the Securities and Exchange
Commission and is incorporated into this                     Nvest Balanced Fund
        Prospectus by reference.
                                                               Nvest Value Fund
TO ORDER A FREE COPY OF A FUND'S ANNUAL
OR SEMIANNUAL REPORT OR ITS SAI, CONTACT
 YOUR FINANCIAL REPRESENTATIVE, OR THE
               Funds at:

      Nvest Funds Distributor, L.P.
           399 Boylston Street
       Boston, Massachusetts 02116
         Telephone: 800-225-5478
      Internet: www.nvestfunds.com

 Your financial representative or Nvest
Funds will also be happy to answer your
 questions or to provide any additional
   information that you may require.

 You can review the Funds' reports and
SAIs at the Public Reference Room of the
  Securities and Exchange Commission.
Text-only copies are available free from
     the Commission's Web site at:
              www.sec.gov.

 Copies of these publications are also
   available for a fee by writing or
calling the Public Reference Room of the
    SEC, Washington, D.C. 20549-6009
        Telephone: 800-SEC-0330

Nvest Funds Distributor, L.P., and other
firms selling shares of Nvest Funds are
 members of the National Association of
 Securities Dealers, Inc. (NASD). As a
service to investors, the NASD has asked
 that we inform you of the availability
 of a brochure on its Public Disclosure
Program. The program provides access to
 information about securities firms and
  their representatives. Investors may
obtain a copy by contacting the NASD at
 800-289-9999 or by visiting their Web               (Investment Company Act File No. 811-4323)
         site at www.NASDR.com.                      (Investment Company Act File No. 811-242)
-------------------------------------------------------------------------------------------------
                                                                        XS51-0200

[Logo]
NVEST FUNDS(SM)
     Where The Best Minds Meet

     Nvest
STOCK AND STAR FUNDS

CLASS Y SHARES OF:
LARGE-CAP EQUITY
 Nvest Capital Growth Fund
  Westpeak Investment Advisors, L.P.
 Nvest Growth Fund
  Capital Growth Management Limited Partnership
 Nvest Growth and Income Fund
  Westpeak Investment Advisors, L.P.
 Nvest Balanced Fund
  Loomis, Sayles & Company, L.P.
 Nvest Value Fund
  Loomis, Sayles & Company, L.P.
SMALL-CAP EQUITY
 Nvest Star Small Cap Equity
  A multiple manager fund
ALL- CAP EQUITY
 Nvest Star Advisers Fund
  A multiple manager fund
 Nvest Star Worldwide
  A multiple manager fund

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

PROSPECTUS
May 3, 1999
(as revised February 1, 2000)

                   WHAT'S INSIDE
                   Goals, Strategies & Risks
[GRAPHIC OMITTED]  Page 2
--------------------------------------------------------------------------------
                   Fund Fees & Expenses
[GRAPHIC OMITTED]  Page 25
--------------------------------------------------------------------------------
                   Management Team
[GRAPHIC OMITTED]  Page 28
--------------------------------------------------------------------------------
                   Fund Services
[GRAPHIC OMITTED]  Page 33
--------------------------------------------------------------------------------
                   Fund Performance
[GRAPHIC OMITTED]  Page 42
--------------------------------------------------------------------------------

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest Capital Growth Fund ...............................................     2
Nvest Growth Fund .......................................................     4
Nvest Growth and Income Fund ............................................     6
Nvest Balanced Fund .....................................................     8
Nvest Value Fund ........................................................    10
Nvest Star Small Cap Fund ...............................................    12
Nvest Star Advisers Fund ................................................    16
Nvest Star Worldwide Fund ...............................................    20

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses ....................................................    24

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk .........................................................    26

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Funds' Investment Advisers and Subadvisers .....................    27
Meet the Funds' Portfolio Managers ......................................    29

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
It's Easy to Open an Account ............................................    33
Buying Shares ...........................................................    34
Selling Shares ..........................................................    35
Selling Shares in Writing ...............................................    36
Exchanging Shares .......................................................    37
Restrictions on Buying Selling and Exchanging Shares ....................    37
How Fund Shares Are Priced ..............................................    39
Dividends and Distributions .............................................    40
Tax Consequences ........................................................    40
Compensation to Securities Dealers ......................................    41

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Capital Growth Fund ...............................................    42
Nvest Growth Fund .......................................................    43
Nvest Growth and Income Fund ............................................    44
Nvest Balanced Fund .....................................................    45
Nvest Value Fund ........................................................    46
Nvest Star Small Cap Fund ...............................................    47
Nvest Star Advisers Fund ................................................    48
Nvest Star Worldwide Fund ...............................................    49
Glossary of Terms .......................................................    50

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  --------------------------            Stability Income Growth
                  NVEST CAPITAL GROWTH FUND             -----------------------
                                                   High                   X
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ("Nvest Mangement")                    Mod.    X
                                                       --------- ------ ------
SUBADVISER: Westpeak Investment Advisors, L.P.     Low              X
            ("Westpeak")

MANAGER:    Gerald H. Scriver

CATEGORY:   Large-Cap Equity

INVESTMENT GOAL
The Fund seeks long-term capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES Under normal market conditions, the Fund will invest substantially all of its assets in common stock of U.S. medium and large capitalization companies in any industry.

Westpeak constructs a portfolio of reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x    earnings-to-price ratios
x    earnings growth rates
x    positive earnings surprises
x    book-to-price ratios

In selecting investments for the Fund's portfolio, Westpeak employs the following strategy:

o It starts with the Russell 3000 Growth Index of about 1,800 stocks and generally eliminates stocks of companies below a $500 million market capitalization threshold. This creates an overall valuation universe of about 1,200 stocks, with approximately 90% from the Russell 1000 Growth Index (comprised of large and medium capitalization companies) and 10% from the Russell 2000 Growth Index (comprised of small capitalization companies).

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises"(whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix.

o The desired result is a portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns consistent with the Fund's risk parameters.

The Fund may:

o    Hold up to 10% of its assets in smaller capitalization companies.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

     A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Capital Growth Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to February 16, 1998.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                         (total return)
                  1993                         7.9%
                  1994                        -1.6%
                  1995                        30.7%
                  1996                        17.1%
                  1997                        17.2%
                  1998                        29.0%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 24.3%
\/ Lowest Quarterly Return: Third Quarter 1998, down 11.7%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the Lipper Growth Fund and Morningstar Large Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund and Morningstar Large Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December                                   SINCE
  31, 1998)                          PAST 1 YEAR   PAST 5 YEARS  INCEPTION
-------------------------------------------------------------------------------
Nvest Capital Growth Fund: Class A
  (inception 8/3/92)                     21.6%         16.5%       16.5%
  Russell 1000 Growth Index              38.7%         25.7%       21.3%
  Lipper Growth Fund Average
    (calculated from 8/6/92)             22.9%         18.7%       17.6%
  Morningstar Large Growth Average
    (calculated from 7/31/92)            35.8%         20.6%       19.3%

Nvest Capital Growth Fund: Class B
  (inception 9/13/93)                    23.2%         16.7%       16.6%
  Russell 1000 Growth Index              38.7%         25.7%       25.2%
  Lipper Growth Fund Average
    (calculated from 9/30/93)            22.9%         18.7%       18.1%
  Morningstar Large Growth Average
   (calculated from 9/30/93)             35.8%         20.6%       20.6%

Nvest Capital Growth Fund: Class C
  (inception 12/30/94)                   27.1%                     22.3%
  Russell 1000 Growth Index              38.7%                     32.2%
  Lipper Growth Fund Average             22.9%                     24.4%
  Morningstar Large Growth Average       35.8%                     28.0%
--------------------------------------------------------------------------------

For the expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  ---------------------------           Stability Income Growth
                  NVEST GROWTH FUND                     -----------------------
                                                   High                   X
                                                       --------- ------ ------
                                                   Mod.
                                                       --------- ------ ------
ADVISER:    Capital Growth Management Limited      Low     X       X
            Partnership ("CGM")

MANAGER:    G. Kenneth Heebner                      TICKER SYMBOL:    CLASS Y
                                                                     ---------
CATEGORY:   Large-Cap Equity                                           NEGYX

INVESTMENT GOAL
The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund will generally invest in common stock of large capitalization companies that CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

x    well-established with records of above-average growth
x    promise of maintaining their leadership positions in their industries
x likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM will generally employ the following methods:

o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may:
o    Invest in foreign securities.

o    Invest in other investment companies.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund.

INVESTMENTS IN OTHER INVESTMENT COMPANIES: May incur extra costs in addition to its own expenses.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Growth Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                         (total return)
                  1989                       22.3%
                  1990                        5.1%
                  1991                       56.7%
                  1992                       -6.6%
                  1993                       11.3%
                  1994                       -7.1%
                  1995                       38.1%
                  1996                       20.9%
                  1997                       23.5%
                  1998                       33.4%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 28.5%
\/ Lowest Quarterly Return: Third Quarter 1998, down 18.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception, if shorter) compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the Lipper Growth Fund and Morningstar Large Blend Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth Fund Average and Morningstar Large Blend Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended
  December 31, 1998)                  Past 1 Year   Past 5 Years  Past 10 Years
-------------------------------------------------------------------------------- *Since inception
Nvest Growth Fund: Class A
  (inception 11/27/68)                   25.7%         19.2%        17.6%
  S&P 500                                28.5%         24.0%        19.2%
  Lipper Growth Fund Average             22.9%         18.6%        16.7%
  Morningstar Large Blend Average        21.8%         19.8%        16.4%

Nvest Growth Fund: Class B
  (inception 2/28/97)                    27.4%         23.7%*
  S&P 500                                28.5%         29.3%*
  Lipper Growth Fund Average             22.9%         23.5%*
  Morningstar Large Blend Average        21.8%         23.8%*

Nvest Growth Fund: Class C
  (inception 9/1/98)                     21.2%*
  S&P 500                                24.6%*
  Lipper Growth Fund Average
    (calculated from 8/31/98)            29.9%*
  Morningstar Large Blend Average
    (calculated from 8/31/98)            26.3%*
--------------------------------------------------------------------------------
For the expenses of Class Y shares, see the section entitled "Fund Fees &
Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  --------------------------            Stability Income Growth
                  NVEST GROWTH                          -----------------------
                    AND INCOME FUND                High                   X
                                                       --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.           Mod.    X
            ("Nvest Mangement")                        --------- ------ ------
                                                   Low              X
SUBADVISER: Westpeak Investment Advisors, L.P.
            ("Westpeak")

MANAGER:    Gerald H. Scriver                        TICKER SYMBOL:     CLASS Y
                                                                        -------
CATEGORY:   Large-Cap Equity                                             NEOYX

INVESTMENT GOAL
The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all its assets in common stock of large capitalization companies in any industry.

Westpeak constructs a portfolio of recognizable, reasonably-priced growth stocks by combining its experience and judgment with a dynamic weighting process known as "portfolio profiling." The portfolio emphasizes the characteristics that Westpeak feels are most likely to be rewarded by the market in the period ahead. Using proprietary research based on economic, market and company specific information, Westpeak analyzes each stock and ranks them based on characteristics such as:

x    earnings-to-price ratios
x    earnings growth rates
x    positive earnings surprises
x    book-to-price ratios
x    dividend yield

In selecting investments for the Fund, Westpeak employs the following strategy:

o It starts with an initial universe of approximately 1,300 stocks of large capitalization companies and generally eliminates stocks of companies below a $1.4 billion market capitalization threshold. This creates an overall universe of about 900 stocks.

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth and value characteristics.

o All of the stocks are then screened using Wall Street analysts' projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's potential earnings revisions and "positive earnings surprises"(whether its business has the potential to improve in the near future).

o The final step is to calculate a "composite rank" for each stock by combining their fundamental and expectation ranks and to evaluate whether to buy, sell or hold a stock by comparing its composite rank to those of other stocks on a stock valuation matrix;

o The desired result is a portfolio of 75 to 150 stocks, with a dividend yield that approximates that of the Standard & Poor's Composite Rank of 500 Stocks ("S&P 500"), which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The Fund may:

o Invest in foreign securities traded in U.S. markets (through American Depository Receipts ("ADRs") or stocks sold in U.S. dollars).

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIEs: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Growth and Income Fund. The returns shown are those of the Fund's Class C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class C shares and would only differ to the extent that the classes do not have the same expenses. The Fund also offers Class A and B shares in a separate prospectus. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on May 1, 1995. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to May 1, 1995.

The bar chart shows the Fund's total returns for Class C shares since its first full year of operations. The returns for Class A, B and Y shares differ from the Class C returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                         (total return)
                  1996                       16.3%
                  1997                       32.6%
                  1998                       22.9%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 18.8%
\/ Lowest Quarterly Return: Third Quarter 1998, down 12.4%

The table below shows the Fund's Class C shares average annual total returns for the one-year and since-inception periods compared to those of the S&P 500, a market value-weighted, unmanaged index of common stock prices of 500 selected stocks. They are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Growth & Income Average and Morningstar Large Value Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended
  December 31, 1998)                             Past 1 Year   Since Inception
--------------------------------------------------------------------------------
 Nvest Growth and Income Fund: Class C
 (inception 5/1/95)                                  21.9%          25.1%
--------------------------------------------------------------------------------
      S&P 500                                        28.5%          29.3%
--------------------------------------------------------------------------------
      Lipper Growth & Income Average
       (calculated from 4/30/95)                     15.6%          22.6%
--------------------------------------------------------------------------------
      Morningstar Large Value Average
       (calculated from 4/30/95)                     12.3%          21.6%
-------------------------------------------------------------------------------
For the expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  -------------------------             Stability Income Growth
                  NVEST BALANCED FUND                   -----------------------
                                                   High
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ("Nvest Mangement")                    Mod.     X       X      X
                                                       --------- ------ ------
SUBADVISER: Loomis, Sayles & Company, L.P.         Low
            ("Loomis Sayles")

MANAGERS:   Equity: Jeff Wardlow                     TICKER SYMBOL:    CLASS Y
            and Gregg Watkins                                         ----------
            Fixed Income: John Hyll                                     NEBYX

CATEGORY:   Large-Cap Equity

INVESTMENT GOAL
The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

INVESTMENT STRATEGIES
Generally, the Fund will invest appoximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities. It principally invests in dividend-paying common stocks of quality, large capitalization companies of any industry and investment grade bonds. Loomis Sayles uses a flexible approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

EQUITY SECURITIES:
x discounted price compared to its current value x below-average price-to-earnings ratios x competitive current and estimated dividend yield x attractive 5-year estimated earnings growth

FIXED-INCOME SECURITIES:
x greater yield-to-maturity than appropriate benchmarks x maturities typically between 1 and 30 years x investment grade bonds x controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, Loomis Sayles employs the following strategy:

o Depending on Loomis Sayles' view of the economic outlook, the Fund may invest more heavily in either equity or fixed-income securities. However, the Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities.

o It selects stocks from a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion. It then uses a proprietary valuation model to rank stocks based on valuation, earnings estimate revisions and quality. Fundamental research is then used to identify what Loomis Sayles believes are the most attractive 60 to 75 stocks for purchase by the Fund.

o It selects bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. It conducts extensive research and credit analysis of over 600 corporate issuers and assigns each a proprietary rating. It combines these ratings with internal policy limitations to select bonds for the Fund.

o Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified. It sells bonds depending on expected credit deterioration or when it identifies other securities with better total returns going forward.

The Fund may also invest in:

o    Foreign securities.

o    Mortgage- and asset-backed securities.

o    Zero-coupon bonds and when-issued securities.

o Money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Balanced Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

                         (total return)

                  1995                       26.8%
                  1996                       17.6%
                  1997                       18.1%
                  1998                        8.6%

/\ Highest Quarterly Return: Second Quarter 1997, up 10.3%
\/ Lowest Quarterly Return: Third Quarter 1998, down 6.3%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of a blend of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500") and the Lehman Government/ Corporate Bond Index ("S&P/Lehman G/C Blend"). This index is represented by a 65% weighting in the S&P 500 and a 35% weighting in the Lehman G/C Index. Indices are rebalanced to 65% / 35% at the end of each year. The returns are also compared to the Lipper Balanced and Morningstar Domestic Hybrid Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P/Lehman G/C Blend returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Balanced Average and the Morningstar Domestic Hybrid Average returns have been adjusted for these expenses.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
     (for the periods ended December 31, 1998)   PAST 1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Nvest Balanced Fund: Class Y (inception 3/8/94)      8.6%            13.8%
      S&P/Lehman G/C Blend
        (Lehman calculated from 3/31/94)            21.5%            20.1%
      Lipper Balanced Average
        (calculated from 3/31/94)                   13.5%            15.3%
      Morningstar Domestic Hybrid Average
        (calculated from 3/31/94)                   12.1%            14.1%
--------------------------------------------------------------------------------

*For actual past expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  -------------------------             Stability Income Growth
                  NVEST VALUE FUND                      -----------------------
                                                   High                   X
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ("Nvest Mangement")                    Mod.   X
                                                       --------- ------ ------
SUBADVISER: Loomis, Sayles & Company, L.P.         Low              X
            ("Loomis Sayles")

MANAGERS:   Jeff Wardlow and                            TICKER SYMBOL:  CLASS A
            Lauriann Kloppenburg                                       ---------
                                                                         NEVYX
CATEGORY:   Large-Cap Equity

INVESTMENT GOAL
The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in common stock of large capitalization companies of various industries, although investment in any one industry is limited to 10% of the Fund's assets.

Loomis Sayles uses non-technical, fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have these attributes:

x low price-to-earnings ratios based on earnings estimates x competitive return on equity x competitive current and estimated dividend yield x high 5-year estimated earnings growth

In selecting investments for the Fund, Loomis Sayles employs the following strategy:

o It starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

o Stocks are then ranked using the Loomis Sayles proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

o Stocks that rank in the top third of the valuation model become prime candidates for purchase and receive a more intensive fundamental research effort.

o The Fund's portfolio is constructed by choosing approximately 60 to 70 stocks which Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

o The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.

o Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

The Fund may:

o    Invest in foreign securities.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Value Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

                         (total return)
                  1995                       32.8%
                  1996                       26.4%
                  1997                       21.3%
                  1998                        7.4%

/\  Highest Quarterly Return: Third Quarter 1998, up 17.6%
\/  Lowest Quarterly Return:  Fourth Quarter 1998, down 15.1%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 3000 Index, selected for their greater value orientation. The returns are also compared to the Lipper Growth & Income and Morningstar Large Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Growth & Income Average and the Morningstar Large Value Average returns have been adjusted for these expenses.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
     (for the periods ended December 31, 1998)   PAST 1 YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------
Nvest Value Fund: Class Y (inception 3/31/94)        7.4%            18.5%
      Russell 1000 Value Index                      15.6%            23.0%
      Lipper Growth & Income Average                15.6%            20.3%
      Morningstar Large Value Average               12.3%            19.6%
--------------------------------------------------------------------------------

For actual past expenses of Class Y shares, see the section entitled "Fund Fees and Expenses."

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  -------------------------             Stability Income Growth
                  NVEST STAR SMALL CAP FUND             -----------------------
                                                   High                   X
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ("Nvest Mangement")                    Mod.
                                                       --------- ------ ------
SUBADVISER: Harris Associates L.P.                 Low    X        X
            ("Harris Associates")

            RS Investment Management, L.P.
            ("RS Investment Management")

            Montgomery Asset Management, LLC
            (Montgomery")

CATEGORY:   Small-Cap Equity


INVESTMENT GOAL
The Fund seeks capital appreciation.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
The Fund seeks to attain its goal by investing primarily in equity securities of small capitalization companies. The Fund's potential investment universe includes companies whose total market capitalization, at the time of purchase, falls within the range of the Russell 2000 Index. The Fund may, however, invest in companies with larger capitalizations.

Nvest Management allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in equity securities, it may also:

o Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower-quality debt securities.

o    Invest in convertible preferred stock and convertible debt securities.

o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality fixed-income securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. Such positions may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and higher levels of taxable capital gains, which may lower your return.

o    Invest in real estate investment trusts ("REITs").

o    Enter into options, futures and currency hedging transactions.

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Small Cap Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

PRINCIPAL INVESTMENT RISKS OF THE STAR SMALL CAP FUND
EQUITY SECURITIEs: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which may adversely affect the value of the portfolio.

FOREIGN SECURITIEs: May be affected by foreign currency fluctuations, higher volatility than U.S securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

FIXED-INCOME SECURITIEs: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Star Small Cap Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The return for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                         (total return)

                  1997                       27.0%
                  1998                        2.1%

/\  Highest Quarterly Return: Third Quarter 1998, up 25.9%
\/  Lowest Quarterly Return: Third Quarter 1998, down 22.9%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company common stocks. The returns are also compared to the Lipper Small Cap Fund and Morningstar Small Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund, as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Small Cap Fund and Morningstar Small Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                     *The inception date of the Fund's
     (for the periods ended December 31, 1998)   PAST 1 YEAR   SINCE INCEPTION*  Class A, B and C shares is
-------------------------------------------------------------------------------- December 31, 1996.
  Nvest Star Small Cap Fund: Class A                -3.8%           10.5%
  Nvest Star Small Cap Fund: Class B                -3.7%           11.2%
  Nvest Star Small Cap Fund: Class C                -0.3%           13.0%
      Russell 2000 Index                            -2.5%            9.2%
      Lipper Small Cap Fund Average                 -0.3%            9.6%
      Morningstar Small Growth Average              -4.8%           10.8%
--------------------------------------------------------------------------------
For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks
                  -------------------------
                  STAR SMALL CAP FUND
                  MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based upon its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth and therefore it uses this philosophy to identify companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:

           || Discounted share price compared to "true business value"

                           || Positive free cash flow

                        || Competitive return on equity

                       || High level of insider ownership

                     || Favorable earnings growth potential

In making investment decisions for its segment of the Fund, Harris Associates generally employs the following methods:

o Harris Associates uses a fundamental bottom-up investment approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris' standards of quality and value.

o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.

o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are repeatedly adjusted to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for its segment of the Fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.

LOOMIS SAYLES

Under normal market conditions, Loomis Sayles will invest at least 65% of its segment's total assets in equity securities of companies with market capitalizations that, at the time of purchase, fall within the capitalization range of those companies constituting the Russell 2000 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels.

This segment of the Star Small Cap Fund focuses on rapidly growing companies which Loomis Sayles believes have the potential for strong revenue growth, rising profit margins and accelerating earnings growth. The stock selection process uses a bottom-up approach that Loomis Sayles believes emphasizes companies which possess the best growth prospects. Loomis Sayles uses this approach to identify companies with the following characteristics, although not all of the companies selected will have these attributes:

          || New and/or distinctive products, technologies or services

       || Expected growth of at least 20% per year driven by strong sales and improving profitability

     || Strong, experienced management with the vision and the capability to grow a large, profitable organization

In making investment decisions, Loomis Sayles generally employs the following methods:

o It begins with a universe of approximately 3,000 companies that generally fall within the market capitalization range of those companies constituting the Russell 2000 Index.

o Next, the portfolio managers with the assistance and guidance of the Loomis Sayles' analysts evaluate this universe through screening techniques to determine which companies appear to offer the best earnings growth prospects.

o Once Loomis Sayles determines that a company may have the potential for earnings growth and rising profitability, it considers that company's stock for purchase. This process includes analysis of the company's income statements and balance sheets, an assessment of the quality of its management team as well as the company's competitive position.

o Out of the remaining candidates, Loomis Sayles builds a diversified portfolio of small cap growth securities. The portfolio's holdings are generally equally weighted, although under certain circumstances such as low liquidity or lack of near term earnings prospects, positions will be reduced. Under normal market conditions, the portfolio remains fully invested with less than 5% of its assets held as cash.

o Investments are continuously monitored by the Loomis Sayles small cap growth team. Any erosion in the fundamental characteristics of portfolio holdings may result in the sale of that security. Additionally, securities are sold when they are no longer deemed to be small cap -- typically when the market capitalization of the company exceeds $2 billion. Finally, stocks may be sold if a better opportunity is identified by the portfolio managers.

RS INVESTMENT MANAGEMENT
RS Investment Management pursues the Fund's objective by selecting securities for its segment based on a flexible, research driven, bottom-up approach to value recognition and trend analysis. Stock selection focuses on growth that is expected to drive earnings and valuations higher over the one to three year time horizon. The catalysts that spur growth in these small companies may consist of:

              || A new product launch    || A new management team

    || Expansion into new markets     || Realization of undervalued assets

In making investment decisions, RS Investment Management generally employs the following methods:

o RS Investment Management begins with a broad universe of companies which it believes possess the prospect for superior long-term growth.

o It identifies this initial universe of potential investments by conducting proprietary, fundamental research, focusing on a company's level of available cash, its existing cash flow rate, its price-to-earnings ratio and the company's expected return on capital.

o Next, RS Investment Management evaluates the company's management teams to identify how they allocate the company's capital as well as to discern the sources, and management's intended use, of cash.

o RS Investment Management will then consider the current stock price relative to its future price projections. Only after this thorough analysis has been made will RS Investment Management make a decision to buy a particular stock.

o RS Investment Management considers selling or initiating the sell process when:

      - A stock has reached the price objective set by RS Investment Management.
      - A stock declines 15% from the original purchase price. If this occurs, RS Investment Management will generally sell a portion of the position and reevaluate the company to ensure that a growth catalyst remains.
      - Negative fundamental changes occur relating to management, product definition or economic environment.
      - More attractive opportunities are identified.

MONTGOMERY
Montgomery seeks capital appreciation by investing in growth-oriented U.S. small capitalization companies whose stock price appears to be undervalued relative to their growth potential. Potential investments are rigorously analyzed and subjected to the following three steps of its investment process:

        || Quantitative screen identifying growth-oriented companies with improving business fundamentals

        || Fundamental analysis to determine the long-term sustainability of the company's growth characteristics

  || Valuation to ensure that the company's growth prospects have not yet been discovered by the market

In making investment decisions, Montgomery generally employs the following methods:

o Montgomery uses a quantitative screen to identify growth oriented companies. This screening process provides the means for narrowing a very large universe of companies to a smaller universe of companies which display the characteristics that Montgomery desires. Montgomery begins with a database of over 2,000 companies which is continuously updated with the most current financial information on such companies. After identifying those companies with the market capitalizations desired (generally less than $1.5 billion), Montgomery's proprietary interface allows it to quickly visualize changes in revenue and earnings growth and generate a research pipeline of companies that appear to have improving business fundamentals.

o Once those companies displaying desirable quantitative characteristics are identified, Montgomery performs fundamental analysis to validate the nature and sustainability of the observed trends in revenues and earnings.

o Montgomery uses several valuation measures for those companies that pass both the quantitative screen and the qualitative analysis. Montgomery compares each company's price-to- earnings ratio to its earnings-per-share growth rate. It invests in companies selling at substantial discounts to their earnings growth rates and sells its investments in companies trading at a premium to their earnings growth rates. Montgomery also compares each company's price-to-earnings, price-to-sales and price-to-cash flow ratios to its industry group. Each investment selected by Montgomery must be inexpensive versus its internal growth rate on an absolute basis and relative to its peer group.

o Investments are continuously monitored by analysts and portfolio managers. The analysts along with portfolio managers will evaluate the companies to determine whether they continue to possess the fundamental characteristics for growth which made them a candidate for purchase originally.

o Montgomery will sell a stock when its return objective has been achieved and the stock is no longer attractive on a valuation basis. Earnings disappointments, fundamental outlook deterioration and more appealing investment opportunities also trigger sell decisions.

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  -------------------------             Stability Income Growth
                  NVEST STAR ADVISERS FUND              -----------------------
                                                    High                   X
ADVISER:     Nvest Funds Management, L.P.               --------- ------ ------
             ("Nvest Mangement")                    Mod.
                                                        --------- ------ ------
SUBADVISERS: Harris Associates L.P.                 Low    X         X
             ("Harris Associates")
                                                    TICKER SYMBOL:     CLASS Y
             Loomis, Sayles & Conpany, L.P.                            --------
             ("Loomis Sayles")                                          NESYX

             Janus Capital Corporation ("Janus")

             Kobrick Funds LLC ("Kobrick")

CATEGORY:    All-Cap Equity

INVESTMENT GOAL
The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. Nvest Management allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy. Although the Fund primarily invests in equity securities, it may also:

o Hold securities of foreign issuers traded over the counter or on foreign exchanges, including securities in emerging markets.

o Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

o    Invest in real estate investment trusts ("REITs").

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and higher levels of taxable capital gains, which may lower your return.

o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

o    Invest in convertible preferred stock and convertible debt securities.

o Enter into options, futures, swap contracts and currency hedging transactions.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Star Advisers Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

PRINCIPAL INVESTMENT RISKS OF THE STAR ADVISERS FUND
EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as anticipated.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Star Advisers Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

                         (total return)
                  1995                        34.8%
                  1996                        19.6%
                  1997                        20.5%
                  1998                        19.6%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 20.7%
\/ Lowest Quarterly Return: Third Quarter 1998, down 13.2%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. The returns are also compared to the Lipper Growth Fund and Morningstar Mid Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P 500 returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Growth Fund Average and Morningstar Mid Cap Growth Average returns have been adjusted for these expenses.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (for the periods ended December 31, 1998)        PAST 1 YEAR SINCE INCEPTION
--------------------------------------------------------------------------------
Nvest Star Advisers Fund: Class Y
 (inception 11/15/94)                                 19.6%         22.0%
      S&P 500                                         28.5%         29.2%
      Lipper Growth Fund Average
       (calculated from 11/30/94)                     22.9%         24.0%
      Morningstar Mid Cap Growth Average
       (calculated from 11/30/94)                     18.0%         20.9%
--------------------------------------------------------------------------------

For the actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses." Ticker Symbol: Class Y

[graphic omitted] Goals, Strategies & Risks
                  -------------------------
                  STAR ADVISERS FUND -
                  MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES

The segment of the Star Advisers Fund managed by Harris Associates will invest primarily in common stock of large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value."

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based upon its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth and therefore it uses this philosophy to identify companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:

           || Discounted share price compared to "true business value"

                           || Positive free cash flow

                        || Competitive return on equity

                       || High level of insider ownership

                     || Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

o Harris Associates uses a fundamental bottom-up investment approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris' standards of quality and value.

o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.

o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are adjusted periodically to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for this segment of the Fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.

LOOMIS SAYLES
The segment of the Star Advisers Fund managed by Loomis Sayles will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalization of those companies constituting the Russell 2500 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing both undervalued securities and securities with significant growth potential. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics relative to those companies constituting the Russell 2500 Index:

       || Above average growth rates   || Higher than average cash flows
           || Low price-to-earnings ratio   || Strong balance sheets

Loomis Sayles will build a core portfolio of companies which in its opinion possess the attributes set forth above. It will also invest a smaller portion of the segment's assets in companies which it believes are undergoing a "special situation" or turnaround. These types of companies may have experienced significant business problems but, in the opinion of Loomis Sayles, have favorable prospects for recovery.

In making investment decisions, Loomis Sayles generally employs the following methods:

o It begins with a universe of approximately 3,000 companies, identified through the intensive research of Loomis Sayles analysts. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2500 Index.

o Next, the portfolio managers with the assistance and guidance of the Loomis Sayles analysts put the companies through several screens to determine which companies provide the best earnings growth potential while at the same time appear to be the most undervalued by the market relative to the Russell 2500 Index.

o Out of the remaining candidates, Loomis Sayles builds a diversified portfolio across many economic sectors so that the portfolio is protected against the inherent volatility of small capitalization companies.

o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies as to whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

o Loomis Sayles will sell a position when earnings growth falls below the market average, when the fundamental outlook is deteriorating or when other more favorable opportunities arise.

JANUS
The segment of the Star Advisers Fund managed by Janus will invest substantially all of its assets in common stocks of companies in the U.S. and foreign (including emerging) markets. Janus takes a bottom-up approach in managing its segment of the Fund which means that it seeks to identify individual companies with good earnings growth potential that may not be recognized by the market at large. Although themes may emerge, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for this segment of the Fund. Generally, Janus seeks companies which, in Janus' opinion, possess the following attributes:

             || Strong competitive position in a particular industry

                || Secure current and expected financial position

                     || Proven and capable management teams

      || Attractive valuations relative to growth prospects and peer group

          || High return on equity   || Special situation or catalyst

In making investment decisions, Janus employs the following methods:

o Janus' analysis and selection process focuses on stocks that, in its opinion, possess earnings growth potential that may not be recognized by the market.

o Janus does not focus on particular market capitalization. The companies it selects to include in its segment may be of any size, including large, well-established companies as well as medium and smaller emerging growth companies.

o During its selection process, Janus may also look for "special situation" companies. A special situation may include significant changes in a company's allocation of existing capital, a restructuring of assets or a redirection of free cash flows. Special situations may also exist where there is a change in a company's management or business strategy.

o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for purchase originally.

o Janus will generally sell a position when earnings growth falls below the market average, the fundamental outlook is deteriorating or when other more appealing investment opportunities arise.

KOBRICK

The segment of the Star Advisers Fund managed by Kobrick will, under normal conditions, invest substantially in equity securities of companies with small, medium and large capitalizations, including those Kobrick believes are undervalued special situations and emerging growth companies. This approach provides Kobrick with flexibility to emphasize in the Fund companies with different capitalizations as market conditions change. Kobrick considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the economy. Kobrick's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, Kobrick generally seeks companies in a wide variety of industries and considers a variety of factors, including any one or more of the following:

                 || The strength of a company's management team

       || Expected growth in earnings      || Relative financial condition

                  || Competitive position and business strategy

                          || Entrepreneurial character

              || New or innovative products, services or processes

In making investment decisions, Kobrick employs the following four-part investment approach:

o SCREENING: Kobrick analyzes thousands of companies in order to find a select group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

o PORTFOLIO CONSTRUCTION: Kobrick applies buy disciplines which emphasize strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. Kobrick considers potential risk in selecting securities to construct a diversified portfolio that limits volatility.

o PORTFOLIO SUPERVISION: Kobrick closely monitors each holding in the Fund's portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

o PORTFOLIO REALIGNMENT: Kobrick will generally sell a position when its target price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

[graphic omitted] Goals, Strategies & Risks                   FUND FOCUS
                  -------------------------             Stability Income Growth
                  NVEST STAR WORLDWIDE FUND             -----------------------
                                                    High                   X
ADVISER:     Nvest Funds Management, L.P.               --------- ------ ------
             ("Nvest Mangement")                    Mod.
                                                        --------- ------ ------
SUBADVISERS: Harris Associates L.P.                 Low    X         X
             ("Harris Associates")

             Janus Capital Corporation ("Janus")

             Montgomery Asse Management LLC
             ("Montgomery")

CATEGORY:    All-Cap Equity

INVESTMENT GOAL
The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is a global mutual fund, which means that it will seek to invest in equity securities traded on foreign stock markets as well as the markets of the United States. Foreign markets represent two-thirds of the value of all stocks traded in the world and offer opportunities for investment in addition to those found in the United States. Foreign markets may be located in large, developed countries such as Great Britain or in smaller, developing markets like Singapore.

Nvest Management allocates capital invested in the Fund equally among its four segments which are managed by the three subadvisers listed above. Each subadviser manages its segment of the Fund's assets in accordance with its own investment style and strategy.

Aside from investing primarily in equity securities of foreign and domestic companies, the Fund may:

o Enter into options, futures, swap contracts and currency hedging transactions.

o Invest up to 35% of its assets in fixed-income securities, including government bonds and lower-quality debt securities.

o    Invest in convertible preferred stock and convertible debt securities.

o Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. Such positions may prevent the Fund from achieving its goal.

o    Invest in real estate investment trusts ("REITs").

For more detailed information on each subadviser's investment strategies please refer to the section entitled "Star Worldwide Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

PRINCIPAL INVESTMENT RISKS OF THE FUND

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a securities value as a result of changes in interest rate. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Star Worldwide Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                          (total return)
                  1996                        16.7%
                  1997                        12.7%
                  1998                         4.0%

/\  Highest Quarterly Return: Fourth Quarter 1998, up 17.0%
\/  Lowest Quarterly Return: Third Quarter 1998, down 16.9%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Morgan Stanley Capital International World Index ("MSCI World Index"), an unmanaged index of stocks throughout the world. The returns are also compared to the Lipper Global Fund and Morningstar World Stock Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The MSCI World Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Global Fund Average and Morningstar Worldstock Average returns have been adjusted for these fees but do not reflect sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                    *The inception date of the
  (for the periods ended December 31, 1998)        PAST 1 YEAR  SINCE INCEPTION* Fund's Class A, B and C shares
-------------------------------------------------------------------------------- is December 29, 1995.
Nvest Star Worldwide Fund: Class A                     -2.0%           8.8%
Nvest Star Worldwide Fund: Class B                     -1.7%           9.3%
Nvest Star Worldwide Fund: Class C                      2.3%          10.2%
     MSCI World Index                                  24.8%          18.2%
     Lipper Global Fund Average                        14.5%          14.7%
     Morningstar World Stock Average                   11.6%          12.8%
--------------------------------------------------------------------------------
For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks
                  -------------------------
                  STAR WORLDWIDE FUND -
                  MORE ON INVESTMENT STRATEGIES

The Fund's portfolio is divided among three different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

HARRIS ASSOCIATES -- U.S. SEGMENT
The U.S. segment of the Fund is subadvised by Harris Associates and will primarily invest in common stock of large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value."

Harris Associates uses a value-oriented investment philosophy to arrive at its opinion of a company's "true business value." This philosophy is based on its belief that over time a stock's market price and value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth and therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have these attributes:

           || Discounted share price compared to "true business value"

                           || Positive free cash flow

     || Competitive return on equity      || High level of insider ownership

                     || Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

o Harris Associates uses a fundamental bottom-up approach. This means that Harris focuses on individual companies rather than macroeconomic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris' standards of quality and value.

o Harris Associates analysts typically look for companies that generate free cash flow, review a company's market value compared to other companies, visit companies and talk to various industry sources.

o Once Harris Associates determines that a stock sells at a significant discount to its potential value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

o Investments are continuously monitored by both analysts and a pricing committee that sets specific "buy" and "sell" targets for each company. These targets are adjusted periodically to reflect changes in a company's fundamentals. Harris Associates will generally buy a stock for this segment of the fund when it sells for a price below 60% of its estimated worth, and will generally sell a stock when it approaches 90% of its estimated worth.

HARRIS ASSOCIATES -- INTERNATIONAL SEGMENT
In managing its international segment of the Fund, Harris Associates generally employs the same screening techniques that it uses for its U.S. segment; however, due to the inherent risks associated with investing in foreign securities, Harris Associates evaluates:

  || The relative political and economic stability of the issuer's home country

                    || The ownership structure of the company

                      || The company's accounting practices

This segment of the Fund may invest in securities traded in both developed and emerging markets. There are no limits to this segment's geographic asset distribution, but to provide adequate diversification, this segment of the Fund will generally be invested in at least five countries outside the United States.

JANUS
The segment of the Fund managed by Janus will invest substantially all of its assets in common stocks of companies in the U.S. and foreign (including emerging) markets. Janus takes a bottom-up approach in managing its segment of the Fund. Though certain trends may emerge, it seeks to identify individual companies with good earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector or other similarly defined selection parameters. Realization of income is not a significant investment consideration for this segment of the Fund. Generally, Janus seeks companies which, in Janus' opinion, possess the following attributes:

             || Strong competitive position in a particular industry

                || Secure current and expected financial position

                     || Proven and capable management teams

      || Attractive valuations relative to growth prospects and peer group

         || High return on equity       || Special situation or catalyst

In making investment decisions, Janus employs the following methods:

o Janus identifies those companies that in its opinion have the potential to maintain above-average earnings growth over the near and long term. These companies may be of any size including small, emerging growth companies as well as larger, more established companies.

o After these companies are identified, Janus' broad in-depth research process focuses on each company's near- and long-term projections on its fundamentals as well as evaluations of current and potential earnings growth.

o During the research process, Janus may also look for "special situation" companies. A special situation may include significant changes in a company's allocation of its existing capital, a restructuring of its assets, or a redirection of its free cash flows. Special situations may also exist where there is a change in management or business strategy.

o Investments are continuously monitored by analysts and portfolio managers. The analysts and portfolio managers will evaluate the companies to determine whether they continue to possess the same fundamental characteristics for growth which made them candidates for purchase in the first place.

o Janus will generally sell a position when earnings growth falls below the market average, the fundamental outlook is deteriorating or other more appealing investment opportunities arise.

MONTGOMERY
Montgomery will invest at least 65% of its segment's assets in equity securities of companies of any size located throughout the world. This global equities investment strategy employs a bottom-up selection process complemented by proprietary sector and country research. Montgomery's process is distinguished by extensive use of primary (original) research as opposed to secondary (broker) research and global sector specialization. The end result is a global equity portfolio diversified across industries and countries, designed to deliver consistent returns versus a designated benchmark.

In making investment decisions, Montgomery employs the following methods:

o Primary (original) research is the foundation of Montgomery's investment process and should be distinguished from secondary (broker) research. Its team of global equity analysts' primary responsibilities are allocated on a global sector basis. Sector analysis is bottom-up in nature and supports Montgomery's specific security research. Analysts' secondary responsibilities are allocated on a country basis. Country research is a valuable complement to its bottom-up sector and specific security work, and is focused on macroeconomic and sociopolitical forces that impact markets, sectors and companies that they follow. Roughly 85% of the analysts' time is spent on specific security and sector research, 15% on country research.

o Montgomery's investment process begins with its original ideas. New ideas are generated from both primary research and strategic universe screening with the assistance of Montgomery's advanced information technology. Montgomery's goal is to identify companies that are attractive on the basis of valuation, near-term earnings/business momentum, and long-term projected earnings growth.

o A formal process to evaluate the new ideas generated from sector-level analysis and strategic universe screening results in a short list of potential investments warranting further research. All potential investments are subjected to rigorous fundamental analysis before a recommendation to buy is made.

o At Montgomery, security selection is a result of a peer review process conducted by sector/country specialists and senior portfolio management. The peer review process encourages thorough research, accountability and articulation of analysis. Value is added through earnings estimates that are different from the analysts' consensus and analysts' insight to companies' ratings within their peer groups.

o Investments are monitored continuously versus Montgomery's price objective and their respective peer groups, to identify potential deterioration in any of the fundamental reasons for purchase.

o Specific factors that bring about a decision to sell in Montgomery's process include but are not limited to: premium valuation, negative business momentum, lack of management credibility, and accessibility and competitive force-out.

[graphic omitted] FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             ALL FUNDS
                                                              CLASS Y
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases              None
  Maximum deferred sales charge (load)                          None
  Redemption fees                                               None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                       CAPITAL                        GROWTH AND
                                     GROWTH FUND*      GROWTH FUND   INCOME FUND
                                       CLASS Y           CLASS Y       CLASS Y
--------------------------------------------------------------------------------

  Management fees                        0.75%            0.67%          0.68%
  Distribution and/or service
   (12b-1) fees                          0.00%            0.00%          0.00%
  Other expenses                         0.46%            0.20%          0.30%
  Total annual fund operating
   expenses                              1.21%            0.87%          0.98%

                                     BALANCED FUND      VALUE FUND
                                       CLASS Y           CLASS Y
------------------------------------------------------------------

  Management fees                        0.73%            0.72%
  Distribution and/or service
   (12b-1) fees                          0.00%            0.00%
  Other expenses                         0.17%            0.29%
  Total annual fund operating expenses   0.90%            1.01%

                                                                         STAR
                                     STAR SMALL      STAR ADVISERS     WORLDWIDE
                                      CAP FUND*          FUND           FUND*
                                       CLASS Y           CLASS Y       CLASS Y
--------------------------------------------------------------------------------

  Management fees                        1.05%            1.05%         1.05%
  Distribution and/or service
   (12b-1) fees                          0.00%            0.00%         0.00%
  Other expenses                         0.77%            0.32%         0.79%
  Total annual fund operating expense    1.82%            1.37%         1.84%

* Capital Growth Fund, Star Small Cap Fund and Star Worldwide Fund currently do not offer Class Y shares.

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                CAPITAL GROWTH FUND          GROWTH FUND
                      CLASS Y                  CLASS Y
------------------------------------------------------------------
  1 year               $  123                   $   89
  3 years              $  384                   $  278
  5 years              $  665                   $  482
  10 years             $1,466                   $1,073
------------------------------------------------------------------

                   GROWTH AND
                   INCOME FUND             BALANCED FUND           VALUE FUND
                     CLASS Y                 CLASS Y                 CLASS Y
--------------------------------------------------------------------------------
  1 year               $  100                   $   92                 $  103
  3 years              $  312                   $  287                 $  322
  5 years              $  542                   $  498                 $  558
  10 years             $1,201                   $1,108                 $1,236
--------------------------------------------------------------------------------
                                                                       STAR
                STAR SMALL CAP FUND      STAR ADVISERS FUND       WORLDWIDE FUND
                      CLASS Y                 CLASS Y                 CLASS Y
--------------------------------------------------------------------------------
  1 year               $  185                   $  139                $  187
  3 years              $  573                   $  434                $  579
  5 years              $  985                   $  750                $  995
  10 years             $2,137                   $1,646                $2,159
--------------------------------------------------------------------------------

MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Capital Growth, Star Advisers, Star Small Cap and Star Worldwide Funds) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (All Funds except Capital Growth Fund) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK (Star Advisers, Star Small Cap and Star Worldwide Funds) The risk associated with developing securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund. These types of risks may apply to restricted securites, Section 4(2) Commercial Paper or Rule 144A securities.

CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Balanced, Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK (Balanced, Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities, or real estate investment trusts.

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.

EURO CONVERSION (All Funds except Capital Growth Fund) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

                                               Management Team [graphic omitted]
                                               ---------------
                            MEET THE FUNDS' INVESTMENT ADVISERS
                                               AND SUBADVISERS

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Class Y shares of Nvest Stock Funds and Nvest Star Funds (the "Funds" or each a "Fund"), which along with Nvest Bond Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

NVEST FUNDS MANAGEMENT, L.P.
Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each Fund except Growth Fund (for which CGM serves as adviser). Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange (the "Exchange"). Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to each Fund except Growth Fund. It also provides general business management and administration to the Funds. Nvest Management, however, does not determine what investments will be purchased by the Funds. The subadvisers listed below and CGM make the investment decisions for their respective Fund.

The combined advisory and subadvisory fees paid by each Fund (except Growth
Fund) in 1998 as a percentage of each Fund's average daily net assets were 0.75% for Capital Growth Fund, 0.68% for Growth and Income Fund, 0.72% for Value Fund, 0.73% for Balanced Fund, 1.05% for Star Advisers Fund, 1.05% for Star Small Cap Fund and 1.05% for Star Worldwide Fund.

SUBADVISERS OF STOCK FUNDS
LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to VALUE and BALANCED Funds. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to GROWTH AND INCOME Fund and CAPITAL GROWTH Fund. Westpeak is a subsidiary of Nvest Companies. Founded in 1991, Westpeak manages over $6 billion in assets for mutual funds and other institutional clients, including accounts of New England Financial.

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP (ADVISER)
CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to GROWTH FUND since CGM's inception in 1989. It also serves as investment adviser to six additional mutual funds and various institutional investors. CGM is an affiliate of Nvest Companies and has grown to manage over $8 billion in assets. In 1998, Growth Fund paid 0.67% of its average daily net assets to CGM in advisory fees.

SUBADVISERS OF STAR FUNDS
HARRIS ASSOCIATES, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to segments of the Star Advisers, Star Worldwide and Star Small Cap Funds. Harris Associates, a subsidiary of Nvest Companies, manages over $17 billion in assets, and, together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts, 02111, serves as subadviser to segments of the Star Advisers Fund and Star Small Cap Fund. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles, a subsidiary of Nvest Companies, is well known for its professional research staff, which is one of the largest in the industry.

KOBRICK, located at 101 Federal Street, Boston, Massachusetts 02110, serves as subadviser to the Star Advisers Fund. Kobrick is a subsidiary of Nvest Companies. Kobrick, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds, including three mutual funds.

JANUS, located at 100 Fillmore Street, Denver, Colorado 80206, serves as a subadviser to segments of the Star Advisers and Star Worldwide Funds. Janus has managed mutual funds since 1970 and also advises individual, corporate, charitable and retirement accounts. Kansas City Southern Industries Inc., ("KCSI") a publicly traded holding company, owns approximately 83% of the outstanding voting stock of Janus. Thomas H. Baily, President and Chairman of the Board of Janu s, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus' Board.

MONTGOMERY, located at 101 California Street, San Francisco, California 94111, serves as subadviser to the Star Small Cap Fund and Star Worldwide Fund. Montgomery was formed in 1990 and advises institutional separate accounts as well as a family of no-load mutual funds. Montgomery is a subsidiary of Commerzbank AG, a German commercial bank.

RS INVESTMENT MANAGEMENT, located at 555 California Street, San Francisco, California 94104, (formerly Robertson, Stephens & Company Investment Management, L.P.) serves as subadviser to a segment of the Star Small Cap Fund . RS Investment Management was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. Inc. and its subsidiary, RS Investment Management from BankAmerica Corporation. The Fund's Board of Trustees approved the continuation of the Fund's arrangement with RS Investment Management following consummation of the transaction.

SUBADVISORY AGREEMENTS
Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, a Fund's subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management or any of the subadvisers. In placing such trades the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such Fund trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

                                            Management Team  [graphic omitted]
                                            ---------------
                         MEET THE FUNDS' PORTFOLIO MANAGERS
G. KENNETH HEEBNER
G. Kenneth Heebner has managed GROWTH FUND since 1976. In 1989, Mr. Heebner co-founded and is currently senior portfolio manager of CGM. He is also a Chartered Financial Analyst. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School, and is a highly regarded 34 year veteran of the investment industry.

GERALD H. SCRIVER
Gerald Scriver has managed GROWTH AND INCOME FUND since May 1995 and CAPITAL GROWTH FUND since February 1998. Mr. Scriver is the founder, President and Chief Executive Officer of Westpeak Investment Advisors. Mr. Scriver is a graduate of the State University of N.Y. at Buffalo and has over 33 years of investment experience.

LAURIANN KLOPPENBURG
Lauriann Kloppenburg has co-managed VALUE FUND since August 1998. Ms. Kloppenburg is Vice President and Director of Equity Research at Loomis Sayles. She is also a Chartered Financial Analyst. Ms. Kloppenburg received her B.A.from Wellesley College and has over 16 years of investment experience.

JEFFREY W. WARDLOW
Jeffrey Wardlow has co-managed VALUE FUND since August 1998 and the equity portion of BALANCED FUND since August 1998. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow received both his B.B.A. and his M.B.A. from Michigan State University and has over 16 years of investment experience.

JOHN HYLL
John Hyll has served the fixed-income portion of BALANCED FUND as co-manager from 1994 until August 1999 and as manager thereafter. Mr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 15 years of investment experience.

GREGG WATKINS
Gregg Watkins has co-managed the equity portion of BALANCED FUND since August 1988. Mr. Watkins, Vice President of Loomis Sayles, joined the company in 1991. He is also a Chartered Financial Analyst. Mr. Watkins received his B.A. from Yale University and his M.B.A. from Wayne State University and has over 14 years of investment experience.

STAR SMALL CAP FUND

CHRISTOPHER R. ELY
Mr. Ely has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. Mr. Ely, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 20 years of investment management experience.

PHILIP C. FINE
Dr. Fine has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception. Dr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 11 years of investment management experience.

DAVID L. SMITH
Mr. Smith has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inceptio n. Mr. Smith, Vice President of Loomis Sayles, joined the firm in 1996. He also manages the Loomis Sayles Small Cap Growth Fund. Prior to joining Loomis Sayles, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 13 years of investment management experience.

JAMES P. BENSON
Mr. Benson has served as co-manager of the Harris Associates segment of the Star Small Cap Fund since November 23, 1999. Mr. Benson joined Harris Associates in 1997 as an investment analyst. Prior to joining Harris, he served as an executive vice president and director of equity research for Ryan Beck & Co. Mr. Benson holds an M.M. in Finance from Northwestern University and a B.A. in Economics and Computer Sciences from Westminster College. He is a Chartered Financial Analyst with 18 years of investment experience.

STEVEN J. REID
Mr. Reid has served as portfolio manager of the Harris Associates segment of the Star Small Cap Fund since its inception. Mr. Reid has also managed the Oakmark Small Cap Fund since its inception in November 1995. Mr. Reid, Vice President of Harris Associates, joined the firm in 1980. Mr. Reid is a Chartered Financial Analyst. He holds a B.A. from Roosevelt University. He has 12 years of investment experience.

KATHRYN PETERS
Ms. Peters has served as portfolio manager of Montgomery's segment of the Star Small Cap Fund since March 1999. Ms. Peters, Portfolio Manager and Principal of Montgomery, joined the firm in January 1995. She also manages the Montgomery U.
S. Emerging Growth Fund. Prior to joining Montgomery she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette. Ms. Peters is a graduate of Boston College and holds an M.B.A. from Harvard University. She has 12 years of investment management experience.

JOHN L. WALLACE
Mr. Wallace has served the RS Investment Management segment of the Star Small Cap Fund as portfolio manager from that Fund's inception until October 1997 and as co-portfolio manager thereafter. He also serves as portfolio manager to the RS Growth & Income Fund as well as the RS Diversified Growth Fund. Mr. Wallace, Vice President of RS Investment Management, joined the firm in 1995. Prior to joining RS Investment Management, Mr. Wallace managed over $4 billion in assets at Oppenheimer as portfolio manager of Main Street Income & Growth Fund and Total Return Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University. He has 18 years of investment experience.

JOHN H. SEABERN
Mr. Seabern has served as co-portfolio manager for the RS Investment Management segment of the Star Small Cap Fund since October 1997. Mr. Seabern, Vice President of RS Investment Management, joined the firm in 1993. He is also co-manager of the RS Diversified Growth Fund. Prior to joining RS Investment Management, he served as a performance analyst at Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. degree in finance from the University of Colorado and has 8 years of investment management experience.

STAR ADVISERS FUND

ROBERT J. SANBORN
Mr. Sanborn has managed the Harris Associates segment of the Star Advisers Fund since June 1997 and Harris Associates domestic segment of the Star Worldwide Fund since its inception in December 1995. He also has managed the Oakmark Fund since its inception in August 1991. Mr. Sanborn, Vice President of Harris Associates, joined the firm in 1988. He is also a Chartered Financial Analyst. He received an M.B.A. from the University of Chicago, his B.A. from Dartmouth College, and has 15 years of investment experience.

FREDERICK R. KOBRICK
Frederick R. Kobrick has managed the Kobrick segment of the Star Advisers Fund since August 23, 1999. Mr. Kobrick also manages Kobrick Capital Fund (since its inception on December 31, 1997) and Kobrick Emerging Growth Fund (from its inception on December 31, 1997 until February 1, 1999 and returned as manager on April 9, 1999). He has been in the investment business for more than 28 years. For the 12 year period immediately prior to becoming President of the predecessor to Kobrick Funds LLC in 1997, he was an equity portfolio manager at State Street Research & Management Company, where he had served as Senior Vice President since 1989 and as a member of the firm's Equity Investment Committee since 1985. He received an M.B.A. from Harvard Business School and a B.A. from Boston University and is also a Chartered Financial Analyst.

MARY C. CHAMPAGNE
Mary C. Champagne has co-managed the Loomis Sayles segment of the Star Advisers Fund since 1995. Ms. Champagne, Vice President of Loomis Sayles, joined the firm in 1993. She is also co-manager of the Loomis Sayles Small Cap Value Fund. She is a Chartered Financial Analyst and a member of the Detroit Financial Analyst Society. She graduated from Michigan State University where she also earned her M.B.A. She has 18 years of investment experience.

JEFFREY C. PETHERICK
Mr. Petherick has co-managed the Loomis Sayles segment of the Star Advisers Fund since its inception in July 1994. Mr. Petherick, Vice President of Loomis Sayles, joined the firm in 1990. He is also co-manager of the Loomis Sayles Small Cap Value Fund. He is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Petherick graduated from Albion College and earned an M.B.A. from the University of Michigan. He has 14 years of investment management experience.

WARREN B. LAMMERT
Warren B. Lammert has served as portfolio manager for the Janus segment of the Star Advisers Fund since its inception. Mr. Lammert, Vice President of Janus, joined the firm in 1987. He is also a Chartered Financial Analyst and portfolio manager of Janus Mercury Fund. He holds his B.A. from Yale University and his M.S. from the London School of Economics and has 12 years of investment experience.

STAR WORLDWIDE FUND

ROBERT J. SANBORN
Mr. Sanborn has managed the Harris Associates U.S. segment of the Star Worldwide Fund since its inception in December 1995 and Harris Associates segment of the Star Advisers Fund since June 1997. He also has managed the Oakmark Fund since its inception in August 1991. Mr. Sanborn, a Vice President of Harris Associates, joined the firm in 1988. He is also a Chartered Financial Analyst. He received an M.B.A. from the University of Chicago and a B.A. from Dartmouth College, and has 15 years of investment experience.

DAVID G. HERRO
Mr. Herro has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception. He also co-manages the Oakmark International Fund. Mr. Herro, Portfolio Manager at Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and holds an M.A. and a B.S. from the University of Wisconsin. He has 13 years of investment experience.

MICHAEL J. WELSH
Mr. Welsh has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inceptio n. He also co-manages the Oakmark International Fund. Mr. Welsh, Vice President of Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.M. from Northwestern University and a B.S. from the University of Kansas, and has 14 years of investment management experience.

HELEN YOUNG HAYES
Ms. Hayes has served as portfolio manager of the Janus segment of the Star Worldwide Fund since its inception. Ms. Hayes, Vice President of Janus, joined the firm in 1987 and is also co-portfolio manager of Janus Worldwide Fund. She is also a Chartered Financial Analyst. She is a graduate from Yale University and has 12 years investment experience.

LAURENCE CHANG
Mr. Chang has assisted the portfolio manager, Helen Hayes, in the management of the Janus segment of the Star Worldwide Fund since May 1997. He also assists in the management of the Janus Worldwide Fund. He received an undergraduate degree from Dartmouth College and a Masters degree in Political Science from Stanford University in 1993. Mr. Chang is also a Chartered Financial Analyst. He has 6 years of investment experience.

OSCAR CASTRO
Mr. Castro has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. Mr. Castro, Senior Portfolio Manager of Montgomery, has been employed by the firm since 1993. He also co-manages the Montgomery Global Opportunities Fund. He is a graduate of Simon Bolivar University and holds an M.B.A. from Drexel University and has 16 years of investment experience.

JOHN BOICH
Mr. Boich has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. Mr. Boich, Senior Portfolio Manager of Montgomery, joined the firm in 1993. He also co-manages the Montgomery Global Opportunities Fund. He is a graduate of the University of Colorado and has 14 years of investment experience.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                   IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1. Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

   Class Y shares of the Funds may be purchased by the following entities at the following investment minimums.

   A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:
     o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

   There is no initial or subsequent investment minimum for:

     o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

     o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

     o SEPARATE ACCOUNTS of New England Financial, MetLife, or their affiliates.

     o SPECIAL ACCOUNTS for International Equity Fund (including bank common trusts, bank collective trust funds and dedicated corporate or trust funds, such as nuclear decommissioning trusts and hospital depreciation funds).

     o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Funds, Nvest Management or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

     o CERTAIN INDIVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

     o New England FINANCIAL DEFERRED COMPENSATION PLAN ACCOUNTS for agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries.

     o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information regarding such fees.

3. You should contact Nvest Funds at 800-225-5478 before attempting to purchase Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES
You will not receive certificates representing Class Y shares.

NVEST FUNDS WEB SITE
You may have access to your account 24 hours a day by visiting us online at www.nvestfunds.com.

[graphic omitted] Fund Services
                  -------------
                  BUYING SHARES

         OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for         o Call your investment dealer for
  information.                              information.

BY MAIL
[graphic omitted]
o Make out a check in U.S. dollars for    o Make out a check in U.S. dollars for
  the investment amount, payable to         the investment amount, payable to
  "Nvest Funds." Third party checks         "Nvest Funds." Third party checks
  will generally not be accepted.           will generally not be accepted.

o Mail the check with your completed      o Fill out the detachable investment
  application to Nvest Funds, P.O. Box      slip from an account statement. If
  8551, Boston, MA 02266-8551.              no slip is available, include with
                                            the check a letter specifying the
                                            Fund name, your class of shares,
                                            your account number and the
                                            registered account name(s). To make
                                            investing even easier, you can order
                                            more investment slips by calling
                                            800-225-5478.

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the     o Call your investment dealer or Nvest
  Fund into which you are exchanging        Funds at 800-225-5478 to request an
  by calling your investment dealer or      exchange.
  Nvest Funds at 800-225-5478.
                                          o See the section entitled "Exchanging
o Call your investment dealer or Nvest      Shares."
  Funds to request an exchange.

o See the section entitled "Exchanging
  Shares."

BY WIRE
[graphic omitted]
o Call Nvest Funds at 800-225-5478 to     o Instruct your bank to transfer funds
  obtain an account number and wire         to State Street Bank & Trust
  transfer instructions. Your bank may      Company, ABA# 011000028, DDA#
  charge you for such a transfer.           99011538.

                                          o Specify the Fund name, your class of
                                            shares, your account number and the
                                            registered account name(s). Your
                                            bank may charge you for such a
                                            transfer.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union           o Call Nvest Funds at 800-225-5478 to
  whether it is a member of the ACH         add shares to your account through
  system.                                   ACH.

o Complete the "Telephone Withdrawal      o If you have not signed up for the
  and Exchange" and "Bank Information"      ACH system, please call Nvest Funds
  sections on your account                  for a Service Options Form. A
  application.                              signature guarantee may be required
                                            to add this privilege.
o Mail your completed application to
  Nvest Funds, P.O. Box 8551, Boston,
  MA 02266-8551.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                                SELLING SHARES

                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for information.

BY MAIL
[graphic omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o Call Nvest Funds to request an exchange.

o See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY TELEPHONE
[graphic omitted]
o You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted]       Fund Services
                        -------------
                        SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o    your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o    a financial representative or securities dealer;

o    a federal savings bank, cooperative or other type of bank;

o    a savings and loan or other thrift institution;

o    a credit union; or

o    a securities exchange or clearing agency.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                             EXCHANGING SHARES

You may exchange Class Y shares of your Fund for Class Y shares of any other Nvest Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other Nvest Fund which does not offer Class Y shares. Class A shares of any Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any Nvest Fund. All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                       SITUATION

The Fund may suspend the right of redemption or    o When the New York Stock
postpone payment for more than 7 days:               Exchange is closed (other
                                                     than a weekend/holiday)

                                                   o During an emergency

                                                   o Any other period permitted
                                                     by the SEC

The Fund reserves the right to suspend account     o With a notice of a dispute
services or refuse transaction requests:             between registered owners

                                                   o With suspicion/evidence of
                                                     a fraudulent act

The Fund may pay the redemption price in whole     o When it is detrimental for
or part by a distribution in kind of readily         a Fund to make cash
marketable securities in lieu of cash or may         payments as determined in
take up to 7 days to pay a redemption request in     the sole discretion of the
order to raise capital:                              adviser or subadviser

The Fund may withhold redemption proceeds until    o When redemptions are made
the check or funds have cleared:                     within 10 calendar days of
                                                     purchase by check or ACH
                                                     of the shares being
                                                     redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

[graphic omitted] Fund Services
                  -------------
                  HOW FUND SHARES ARE PRICE

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                     TOTAL VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00pm, but not later than 8:00pm

 Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Funds' Board of Trustees at the close of regular trading on the Exchange.

o    OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Funds' Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Funds' Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Funds' Board of Trustees believes actually reflects fair value.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                   DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

--------------------------------------------------------------------------------
                        DIVIDEND PAYMENT SCHEDULE
         ANNUALLY             SEMI-ANNUALLY              QUARTERLY
--------------------------------------------------------------------------------
      Capital Growth        Growth and Income            Balanced
         Growth
         Value
      Star Small Cap
      Star Advisers
      Star Worldwide
--------------------------------------------------------------------------------

Depending on your investment goals and priorities, you may choose to:

 o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another Nvest Fund.

 o  Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in Class Y shares of the Fund.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES
Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive. Shareholders of Star Small Cap Fund and Star Worldwide Fund should also consult their tax advisers about consequences of their investments under foreign laws.

[graphic omitted] Fund Services
                  -------------
                  COMPENSATION TO SECURITIES DEALERS

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] Fund Performance
                  ----------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NVEST CAPITAL GROWTH FUND

                                          CLASS A                                                CLASS B
                                    YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,
                       1994       1995       1996       1997       1998      1994        1995       1996       1997       1998
Net Asset Value,
 Beginning of the
 Year                 $15.27     $15.02     $18.41     $19.27     $19.95     $15.24     $14.89     $18.09     $18.74     $19.10
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income
 (Loss)                (0.08)     (0.11)(b)  (0.14)(c)  (0.18)(c)  (0.13)(c)  (0.08)     (0.16)(b)  (0.28)(c)  (0.32)(c)  (0.27)(c)

Net Realized and
 Unrealized Gain
 (Loss) on
 Investments           (0.17)      4.74       3.22       3.43       5.18      (0.27)      4.60       3.15       3.25       4.87
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total From Investment
 Operations            (0.25)      4.63       3.08       3.25       5.05      (0.35)      4.44       2.87       2.93       4.60
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
 Distributions From
 Net Realized Capital
 Gains                  0.00      (1.24)     (2.22)     (2.57)     (4.33)      0.00      (1.24)     (2.22)     (2.57)     (4.33)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total Distributions     0.00      (1.24)     (2.22)     (2.57)     (4.33)      0.00      (1.24)     (2.22)     (2.57)     (4.33)
                      ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Net Asset Value, End
 of the Year          $15.02     $18.41     $19.27     $19.95     $20.67     $14.89     $18.09     $18.74     $19.10     $19.37
                      ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
TOTAL RETURN (%) (a)    (1.6)      30.7       17.1       17.2       29.0       (2.3)      29.7       16.2       15.9       28.2

RATIOS/SUPPLEMENTAL
 DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)         1.63       1.61       1.50       1.45       1.46       2.38       2.36       2.25       2.20       2.21
Ratio of Net
 Investment Income
 (Loss) to Average
 Net Assets (%)        (0.45)     (0.67)     (0.71)     (0.87)     (0.62)     (1.20)     (1.42)     (1.46)     (1.62)     (1.37)
Portfolio Turnover
 Rate (%)                 82         69         74         48        136         82         69         74         48        136
Net Assets, End of
 Period (000)        $95,803   $123,504   $141,326   $149,734   $175,511    $15,390    $26,234    $37,439    $45,546    $57,796




                                                                                   CLASS C
                                                                            YEAR ENDED DECEMBER 31,
                                                              1995            1996          1997          1998
Net Asset Value, Beginning of the Year                       $14.89          $18.08        $18.74        $19.11
                                                             ------          ------        ------        ------
INCOME FROM INVESTMEN OPERATIONS
Net Investment Income (Loss)                                  (0.09)(b)       (0.28(C)      (0.34)(c)     (0.27)(C)
Net Realized and Unrealized Gain (Loss)
 on Investments                                                4.52            3.16          3.28          4.86
                                                             ------          ------        ------        ------
Total From Investment Operations                               4.43          2.88          2.94          4.59
                                                             ------          ------        ------        ------
LESS DISTRIBUTIONS
Distributions From Net Realized Capital
 Gains                                                        (1.24)          (2.22)        (2.57)        (4.33)
                                                             ------          ------        ------        ------
Total Distributions                                           (1.24)          (2.22)        (2.57)        (4.33)
                                                             ------          ------        ------        ------
Net Asset Value, End of the Year                             $18.08          $18.74        $19.11        $19.37
                                                             ======          ======        ======        ======
TOTAL RETURN (%) (a)                                           29.7            16.2          15.9          28.1

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
 Net Assets (%)                                                2.36           2.25           2.20          2.21
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)                                       (1.42)         (1.46)         (1.62)        (1.37)
Portfolio Turnover Rate (%)                                      69             74             48           136
Net Assets, End of Period (000)                                $354           $504           $979        $1,609

(a) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

The Fund's current subadviser assumed that function on February 16, 1998. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST GROWTH FUND
                                                            CLASS A                                    CLASS B         CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            FEBRUARY 28(A)            SEPTEMBER 1(A)
                                                                                                THROUGH     YEAR ENDED   THROUGH
                                                      YEAR ENDED DECEMBER 31,                 DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                       1994        1995       1996        1997        1998        1997        1998        1998
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Year                                $10.44      $ 8.87     $10.55      $11.63      $10.41      $12.47      $10.32      $11.18
                                      ------      ------     ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)            0.11        0.05       0.04        0.01        0.08(c)    (0.07)       0.00(c)    0.00(c)
Net Realized and Unrealized Gain (Loss)
  on Investments                       (0.84)       3.30       2.07        2.79        3.00        1.94        2.95        2.09
                                      ------      ------     ------      ------      ------      ------      ------      ------
Total From Investment Operations       (0.73)       3.35       2.11        2.80        3.08        1.87        2.95        2.09
                                      ------      ------     ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
Distributions From Net Investment
  Income                               (0.11)      (0.05)     (0.04)       0.00       (0.10)       0.00       (0.06)      (0.06)
Distributions From Net Realized Gain
  on Investments                       (0.73)      (1.62)     (0.99)      (4.02)      (1.32)      (4.02)      (1.32)      (1.32)
Distributions in Excess of Realized
  Gain on Investments                   0.00        0.00       0.00        0.00       (0.35)       0.00       (0.35)      (0.35)
Distributions from Return of Capital    0.00        0.00       0.00        0.00       (0.36)       0.00       (0.39)      (0.39)
                                      ------      ------     ------      ------      ------      ------      ------      ------
Total Distributions                    (0.84)      (1.67)     (1.03)      (4.02)      (2.13)      (4.02)      (2.12)      (2.12)
                                      ------      ------     ------      ------      ------      ------      ------      ------
Net Asset Value, End of the Year      $ 8.87      $10.55     $11.63      $10.41      $11.36      $10.32      $11.15      $11.15
                                      ======      ======     ======      ======      ======      ======      ======      ======
                                                                                                                         ------
TOTAL RETURN (b)                        (7.1)       38.1       20.9        23.5        33.4        14.4        32.4        22.2

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)              1.19        1.20       1.18        1.12        1.12        1.87(d)    1.87         1.87(d)
Ratio of Net Investment Income
 to Average Net Assets (%)              1.05        0.42       0.33        0.08        0.74       (0.67)(d)   (0.01)      (0.01)(d)
Portfolio Turnover Rate (%)              141         235        199         214         202         214(d)      202         202

Net Assets, End of Year (000,000)       $988      $1,201     $1,297      $1,460      $1,825         $18         $75          $2

(a) Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d) Computed on an annualized basis.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
                                                      CLASS Y
                                       NOVEMBER 18(A) THROUGH DECEMBER 31, 1998
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $15.42
                                                      ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.02
Net Realized and Unrealized Gain on Investments         1.22
                                                      ------
Total From Investment Operations                        1.24
                                                      ------
LESS DISTRIBUTIONS
Distributions From Net Investment Income               (0.02)
Distributions From Net Realized Capital Gains          (0.07)
                                                      ------
Total Distributions                                    (0.09)
                                                      ------
Net Asset Value, End of Period                        $16.57
                                                      ======
TOTAL RETURN (%)(c)                                      8.1

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)   0.98(b)
Ratio of Net Investment Income to
  Average Net Assets (%)                                0.58(b)
Portfolio Turnover Rate (%)                              114
Net Assets, End of Period (000)                           $1
--------------------------------------------------------------------------------
(a) Commencement of Operations
(b) Computed on an annualized basis.
(c) Periods of less than one year are not annualized.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST BALANCED FUND

-------------------------------------------------------------------------------
                                               CLASS Y
-------------------------------------------------------------------------------
                          MARCH 8 (a) TO
                            DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                1994        1995      1996      1997     1998
Net Asset Value,
 Beginning of the Year         $12.20      $11.27    $13.15    $13.95    $14.27
                               ------      ------    ------    ------    ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income            0.38        0.46      0.44      0.40      0.39
Net Realized and
 Unrealized Gain (Loss)
 on Investments                 (0.72)       2.51      1.76      2.06      0.74
                               ------      ------    ------    ------    ------
Total From Investment
  Operations                    (0.34)       2.97      2.20      2.46      1.13
                               ------      ------    ------    ------    ------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income              (0.38)      (0.45)    (0.45)    (0.40)    (0.38)
Distributions From Net
 Realized Capital Gains         (0.21)      (0.64)    (0.95)    (1.74)    (1.48)
                               ------      ------    ------    ------    ------
Total Distributions             (0.59)      (1.09)    (1.40)    (2.14)    (1.86)
                               ------      ------    ------    ------    ------
Net Asset Value,
 End of the Year               $11.27      $13.15    $13.95    $14.27    $13.54
                               ======      ======    ======    ======    ======
TOTAL RETURN (%)(c)              (2.8)       26.8      17.6      18.1       8.6
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)                  0.99(b)     1.11      0.88      0.88      0.90
Ratio of Net Investment
 Income to Average Net
 Assets (%)                      3.69(b)     3.62      3.24      2.66      2.65
Portfolio Turnover Rate (%)        36          54        70        69        81
Net Assets, End of
 the Year (000)               $39,183     $59,411   $77,665   $85,620   $73,212

(a) Commencement of Operations
(b) Computed on an annualized basis.
(c) Periods of less than one year are not computed on an annualized basis.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST VALUE FUND

--------------------------------------------------------------------------------
                                                CLASS Y
                          MARCH 31 (a) TO
                             DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                 1994        1995      1996      1997     1998
Net Asset Value,
 Beginning of Period             $7.57       $7.24     $8.75     $9.55    $10.10
                                ------      ------    ------    ------    ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income             0.10        0.12      0.08      0.06(d)   0.06(d)
Net Realized and
 Unrealized Gain (Loss)
 on Investments                   0.08        2.21      2.10      1.95      0.59
                                ------      ------    ------    ------    ------
Total From Investment
  Operations                      0.18        2.33      2.18      2.01      0.65
                                ------      ------    ------    ------    ------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income               (0.10)      (0.11)    (0.08)    (0.03)    (0.04)
Distributions From Net
 Realized Capital Gains          (0.41)      (0.71)    (1.30)    (1.43)    (1.06)
                                ------      ------    ------    ------    ------
Total Distributions              (0.51)      (0.82)    (1.38)    (1.46)    (1.10)
                                ------      ------    ------    ------    ------
Net Asset Value,
 End of the Year                $ 7.24      $ 8.75    $ 9.55    $10.10     $9.65
                                ======      ======    ======    ======    ======
Total Return (%)(c)                2.4        32.8      26.4      21.3       7.4
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)                   1.54(b)     1.12      1.06      1.00      1.01
Ratio of Net Investment
 Income to Average Net
 Assets (%)                       1.05(b)     1.47      1.03      0.53      0.54
Portfolio Turnover Rate (%)         29          52        64        55        75
Net Assets, End of
 the Year (000)                 $4,001      $6,738   $12,716   $24,164   $17,789

(a) Commencement of Operations
(b) Computed on an annualized basis.
(c) Periods of less than one year are not computed on an annualized basis.
(d) Per share net investment income has been calculated using the average shares outstanding during the year.

[graphic omitted]       FUND PERFORMANCE
                        NVEST STAR SMALL CAP FUND

---------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A                    CLASS B                    CLASS C
                                              YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                                1997          1998        1997          1998         1997          1998
Net Asset Value, Beginning of the Year (a)     $12.50        $15.37      $12.50        $15.26      $12.50      $15.26
                                               ------        ------      ------        ------      ------      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (b)                (0.20)        (0.23)      (0.30)        (0.33)      (0.30)      (0.33)
Net Realized and Unrealized Gain on
 Investments                                     3.55          0.54        3.54          0.52        3.54        0.52
                                               ------        ------      ------        ------      ------      ------
Total from Investment Operations                 3.35          0.31        3.24          0.19        3.24        0.19
                                               ------        ------      ------        ------      ------      ------
LESS DISTRIBUTIONS
Distributions from Net Realized
 Capital Gains                                  (0.48)        (0.02)      (0.48)        (0.02)      (0.48)      (0.02)
                                               ------        ------      ------        ------      ------      ------
Total Distributions                             (0.48)        (0.02)      (0.48)        (0.02)      (0.48)      (0.02)
                                               ------        ------      ------        ------      ------      ------
Net Asset Value, End of Year                   $15.37        $15.66      $15.26        $15.43      $15.26      $15.43
                                               ======        ======      ======        ======      ======      ======
TOTAL RETURN (%)(c)                              27.0           2.1        26.1           1.3        26.1        1.3
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)                       2.20          2.07        2.95          2.82        2.95        2.82
Ratio of Net Investment Income (Loss)
 to Average Net Assets (%)                      (1.44)        (1.52)      (2.19)        (2.27)      (2.19)      (2.27)
Portfolio Turnover Rate (%)                       140           182         140           182         140         182
Net Assets, End of Year (000)                 $52,066       $56,161     $52,616       $61,409     $13,970     $15,412

(a) Commencement of operations December 31, 1996.
(b) Per share net investment loss has been calculated using the average shares outstanding during the year.
(c) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

                        FUND PERFORMANCE
                        ----------------------
[graphic omitted]       NVEST STAR ADVISERS FUND

--------------------------------------------------------------------------------
                                                CLASS Y
                         NOVEMBER 15 (a) TO
                             DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                 1994        1995      1996      1997     1998
Net Asset Value,
 Beginning of Period            $13.59      $13.24    $16.83    $18.33    $18.41
                                ------      ------    ------    ------    ------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income (Loss)      0.06        0.00     (0.02)(e)  0.03(e)   0.00(e)
Net Realized and
 Unrealized Gain (Loss)
 on Investments                  (0.35)       4.58      3.23      3.66      3.34
                                ------      ------    ------    ------    ------
Total From Investment
 Operations                      (0.29)       4.58      3.21      3.69      3.34
                                ------      ------    ------    ------    ------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income               (0.06)       0.00      0.00      0.00      0.00
Distributions From Net
 Realized Capital Gains           0.00       (0.99)    (1.71)    (3.61)     1.38)
                                ------      ------    ------    ------    ------
Total Distributions              (0.06)      (0.99)    (1.71)    (3.61)    (1.38)
                                ------      ------    ------    ------    ------
Net Asset Value,
 End of the Year                $13.24      $16.83    $18.33    $18.41    $20.37
                                ======      ======    ======    ======    ======
TOTAL RETURn (%)(c)               (2.1)       34.8      19.6      20.5      19.6
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
 Expenses to Average
 Net Assets (%)(d)                1.79(b)     1.57      1.43      1.41      1.37
Ratio of Net Investment
 Income to Average Net Assets (%) 2.26(b)    (0.08)    (0.11)     0.11      0.01
Portfolio Turnover Rate (%)        100         142       127       168       101
Net Assets, End of
 the Year (000)                 $  196     $ 5,569   $18,649   $37,006   $42,517

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets, without giving effect to the voluntary fee waiver in effect through December 31, 1994 would have been
    1.90% for period ended December 31, 1994.
(e) Per share net investment loss has been calculated using the average shares outstanding during the year.

[graphic omitted]       FUND PERFORMANCE
                        NVEST STAR WORLDWIDE FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A                        CLASS B                    CLASS C
                                       YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                     1996       1997       1998       1996       1997       1997       1996       1997       1998
Net Asset Value, Beginning
 of the Year (a)                    $12.50     $14.40     $15.46     $12.50     $14.30     $15.23     $12.50     $14.31    $15.24
                                    ------     ------     ------     ------     ------     ------     ------     ------    ------

INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
Net Investment Income (Loss) (b)     (0.03)     (0.02)      0.01      (0.12)     (0.14)     (0.11)     (0.12)     (0.13)    (0.11)
Net Realized and Unrealized
 Gain on Investments                  2.11       1.88       0.61       2.10       1.87       0.61       2.11       1.86      0.6
                                    ------     ------     ------     ------     ------     ------     ------     ------    ------
Total from Investment Operations      2.08       1.86       0.62       1.98       1.73       0.50       1.99       1.73      0.51
                                    ------     ------     ------     ------     ------     ------     ------     ------    ------
LESS DISTRIBUTIONS
Distributions from Net Realized
 Capital Gains                       (0.18)     (0.76)      0.00      (0.18)     (0.76)      0.00      (0.18)     (0.76)     0.00
Distributions from Paid-in Capital    0.00      (0.04)      0.00       0.00      (0.04)      0.00       0.00      (0.04)     0.00
                                    ------     ------     ------     ------     ------     ------     ------     ------    ------
Total Distributions                  (0.18)     (0.80)      0.00      (0.18)     (0.80)      0.00      (0.18)     (0.80)     0.00
                                    ------     ------     ------     ------     ------     ------     ------     ------    ------

Net Asset Value, End of Period      $14.40     $15.46     $16.08     $14.30     $15.23     $15.73     $14.31     $15.24    $15.75
                                    ======     ======     ======     ======     ======     ======     ======     ======    ======

TOTAL RETURN (%)(c)                   16.7       12.7        4.0       15.9       11.9        3.3       15.9       11.8       3.3

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets (%)            2.58       2.07       2.09       3.33       2.82       2.84       3.33       2.82      2.84
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)    (0.21)     (0.12)      0.03      (0.96)     (0.87)     (0.72)     (0.96)     (0.87)    (0.72)
Portfolio Turnover Rate (%)             57         80         84         57         80         84         57         80        84
Net Assets, End of Year (000)      $68,509   $118,381   $106,763    $65,367   $123,467   $116,305    $17,980    $26,137   $23,016

(a) The Fund commenced operations on December 29, 1995.
(b) Per Share net investment income (loss) has been calculated using the average shares outstanding during the year.
(c) A sales charge for Class A shares or a CDSC for Class B and C shares is not reflected in total return calculations.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc.. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in compar able interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value, of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                     NOTES

                                     NOTES

                                     NOTES

IF YOU WOULD LIKE MORE INFORMATION ABOUT
 THE FUNDS, THE FOLLOWING DOCUMENTS ARE
      AVAILABLE FREE UPON REQUEST:

ANNUAL AND SEMIANNUAL REPORTS -- Provide                      NVEST FUNDS
additional information about each Fund's                 STOCK AND STAR FUNDS
  investments. Each report includes a
discussion of the market conditions and                   CLASS Y SHARES OF:
investment strategies that significantly
 affected the Fund's performance during
         its last fiscal year.                           Nvest Capital Growth Fund

  STATEMENT OF ADDITIONAL INFORMATION                         Nvest Growth Fund
    (SAI) -- Provides more detailed
 information about the Funds, has been                   Nvest Growth and Income Fund
 filed with the Securities and Exchange
Commission (the "SEC") and is incorporated                   Nvest Balanced Fund
    into this Prospectus by reference.
                                                              Nvest Value Fund
TO ORDER A FREE COPY OF A FUND'S ANNUAL
OR SEMIANNUAL REPORT OR ITS SAI, CONTACT                  Nvest Star Small Cap Fund
 YOUR FINANCIAL REPRESENTATIVE, OR THE
               FUNDS AT:                                   Nvest Star Advisers Fund

      Nvest Funds Distributor, L.P.                        Nvest Star Worldwide Fund
           399 Boylston Street
       Boston, Massachusetts 02116
         Telephone: 800-225-5478
      Internet: www.nvestfunds.com

 Your financial representative or Nvest
Funds will also be happy to answer your
 questions or to provide any additional
   information that you may require.

 You can review the Funds' reports and
SAIs at the Public Reference Room of the
  SEC. Text-only copies are available free from
     the Commission's Web site at:
              www.sec.gov.

 Copies of these publications are also
   available for a fee by writing or
calling the Public Reference Room of the
    SEC, Washington, D.C. 20549-6009
        Telephone: 800-SEC-0330

Nvest Funds Distributor, L.P., and other
firms selling shares of Nvest Funds are
 members of the National Association of
 Securities Dealers, Inc. (NASD). As a
service to investors, the NASD has asked
 that we inform you of the availability
 of a brochure on its Public Disclosure
Program. The program provides access to
 information about securities firms and
  their representatives. Investors may
obtain a copy by contacting the NASD at
 800-289-9999 or by visiting their Web               (Investment Company Act File No. 811-4323)
         site at www.NASDR.com.                      (Investment Company Act File No. 811-242)
-----------------------------------------------------------------------------------------------
                                                                          XS51-0599

NVESTFUNDS(SM)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

Nvest
Bond Funds

[Graphic omitted]

Corporate Income
  Nvest Short Term Corporate Income Fund
  Back Bay Advisors, L.P.
  Nvest Bond Income Fund
  Back Bay Advisors, L.P.
  Nvest High Income Fund
  Loomis, Sayles & Company, L.P.
  Nvest Strategic Income Fund
  Loomis, Sayles & Company, L.P.

Government Income
  Nvest Limited Term U.S. Government Fund
  Back Bay Advisors, L.P.
  Nvest Government Securities Fund
  Back Bay Advisors, L.P.

Tax Free Income
  Nvest Municipal Income Fund
  Back Bay Advisors, L.P.

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

PROSPECTUS
May 3, 1999
(as revised February 1, 2000)

                  WHAT'S INSIDE

[graphic omitted] Goals, Strategies & Risks
                  Page 1

--------------------------------------------------------------------------------
[graphic omitted] Fund Fees & Expenses
                  Page 15

--------------------------------------------------------------------------------
[graphic omitted] Management Team
                  Page 18

--------------------------------------------------------------------------------
[graphic omitted] Fund Services
                  Page 20

--------------------------------------------------------------------------------
[graphic omitted] Fund Performance
                  Page 32

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

--------------------------------------------------------------------------------
Goals, Strategies & Risks
--------------------------------------------------------------------------------
Nvest Short Term Corporate Income Fund ...................................   1
Nvest Bond Income Fund ...................................................   3
Nvest High Income Fund ...................................................   5
Nvest Strategic Income Fund ..............................................   7
Nvest Limited Term U.S. Government Fund ..................................   9
Nvest Government Securities Fund .........................................  11
Nvest Municipal Income Fund ..............................................  13
--------------------------------------------------------------------------------
Fund Fees & Expenses
--------------------------------------------------------------------------------
Fund Fees & Expenses .....................................................  15
--------------------------------------------------------------------------------
More About Risk
--------------------------------------------------------------------------------
More About Risk ..........................................................  17
--------------------------------------------------------------------------------
Management Team
--------------------------------------------------------------------------------
Meet the Funds' Investment Advisers and Subadvisers ......................  18
Meet the Funds' Portfolio Managers .......................................  19
--------------------------------------------------------------------------------
Fund Services
--------------------------------------------------------------------------------
Investing in the Funds ...................................................  20
How Sales Charges are Calculated .........................................  21
Ways to Reduce or Eliminate Sales Charges ................................  22
It's Easy to Open an Account .............................................  23
Buying Shares ............................................................  24
Selling Shares ...........................................................  25
Selling Shares in Writing ................................................  26
Exchanging Shares ........................................................  27
How Fund Shares Are Priced ...............................................  28
Dividends and Distributions ..............................................  29
Tax Consequences .........................................................  29
Compensation to Securities Dealers .......................................  30
Additional Investor Services .............................................  31
--------------------------------------------------------------------------------
Fund Performance
--------------------------------------------------------------------------------
Nvest Short Term Corporate Income Fund ...................................  32
Nvest Bond Income Fund ...................................................  33
Nvest High Income Fund ...................................................  34
Nvest Strategic Income Fund ..............................................  35
Nvest Limited Term U.S. Government Fund ..................................  36
Nvest Government Securities Fund .........................................  37
Nvest Municipal Income Fund ..............................................  38
Glossary of Terms ........................................................  39

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[graphic omitted] Goals, Strategies & Risks               FUND FOCUS
                  -------------------------        Stability  Income  Growth
                  NVEST SHORT TERM                 ---------------------------
                    CORPORATE INCOME FUND          High
                                                       --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.           Mod.   X        X
            ("Nvest Management")                       --------- ------ ------
                                                   Low                     X

                                                          DURATION
SUBADVISER: Back Bay Advisors, L.P.                    Short      Int.   Long
            ("Back Bay Advisors")                  ---------------------------
                                                   High     X
                                                       --------- ------ ------
MANAGER:    J. Scott Nicholson and                 Mod.
            Richard G. Raczkowski                      --------- ------ ------
                                                   Low

CATEGORY:   Corporate Income        TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                    ---------------------------
                                                     NEFAX     NEABX     NECSX

INVESTMENT GOAL
The Fund seeks a high level of current income consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund intends to invest in corporate bonds and will invest at least 10% of its assets in U.S. government and agency securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign securities and up to 10% of its assets in securities denominated in foreign currencies. It may also invest up to 10% of its assets in lower-rated bonds (rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks corporate or U.S. government securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:

x average credit rating of "A" by S&P or Moody's

x average maturity of 3 years or less

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook on the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the corporate marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The short-term nature of the Fund's investments creates the opportunity for greater price stability in addition to the conservative income-producing capabilities of higher quality fixed-income securities.

The Fund may:

o Invest in mortgage-related securities, collateralized mortgage obligations, asset-backed securities and zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Short Term Corporate Income Fund. The Fund, formerly known as Adjustable Rate U.S. Government Fund, changed its name and investment policies on December 1, 1998. The Fund is still managed by the same subadviser and portfolio manager. The bar chart and table reflect results achieved under different investment policies prior to December 1, 1998. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since the Fund's first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                  1992                        4.9%
                  1993                        4.0%
                  1994                        0.8%
                  1995                        8.6%
                  1996                        5.8%
                  1997                        6.2%
                  1998                        4.0%

/\ Highest Quarterly Return: First Quarter 1995, up 3.4%
\/ Lowest Quarterly Return: Fourth Quarter 1994, down 0.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Adjustable Rate Mortgage (ARM) Index, an unmanaged index of adjustable rate mortgages of short to intermediate maturities and the Lehman Mutual Fund Short (1-5) Investment Grade Debt Index, an unmanaged index of corporate bonds with maturities between one and five years. They are also compared to the Lipper Adjustable Rate Mortgage (ARM) Average, the Lipper Short Term Investment Grade Average, the Morningstar Short Government Average and the Morningstar Short Term Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. The Fund changed investment policies and comparative indices on December 7, 1998. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge you pay when you buy or redeem the Fund's shares. The Lehman percentages have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper and Morningstar percentages have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------   * These percentages reflect the
Average Annual Total Returns                    Past      Past       Since           returns since the inception of
(for the periods ended December 31, 1998)      1 Year    5 Years    Inception*       the relevant class of Fund
--------------------------------------------------------------------------------     shares. Class A shares were first
Nvest Short Term Corporate Income Fund:                                              offered on October 18, 1991.
  Class A                                                                            Class B shares were first offered
(formerly Adjustable Rate U.S.                                                       on September 13, 1993. Class C
  Government Fund)                                0.9%     4.4%       4.5%           shares were first offered on
  Lehman ARM Index                                5.3%     6.1%       N/A            December 7, 1998. The Lehman,
  Lipper ARM Average                              4.0%     5.0%       4.8%           Lipper and Morningstar
  Morningstar Short Government Average            6.1%     5.2%       5.6%           percentages were calculated from
  Lehman Mutual Fund Short (1-5) Invest.                                             October 31, 1991 for Class A
    Grade Debt Index                              7.6%     6.7%       7.3%           shares and September 30, 1993 for
  Lipper Short Term Investment Grade Average      5.8%     5.4%       5.9%           Class B shares.
  Morningstar Short Term Bond Average             6.3%     5.5%       6.1%
Nvest Short Term Corporate Income Fund: Class B
(formerly Adjustable Rate U.S. Government Fund)  -1.6%     3.9%       3.9%
  Lehman ARM Index                                5.3%     6.1%       5.9%
  Lipper ARM Average                              4.0%     5.0%       4.8%
  Morningstar Short Government Average            6.1%     5.2%       5.0%
  Lehman Mutual Fund Short (1-5) Invest.
    Grade Debt Index                              7.6%     6.7%       6.5%
  Lipper Short Term Investment Grade Average      5.8%     5.4%       5.3%
  Morningstar Short Term Bond Average             6.3%     5.5%       5.2%
Nvest Short Term Corporate Income Fund: Class C
(formerly Adjustable Rate U.S. Government Fund)                      -0.7%
  Lehman ARM Index                                                    N/A
  Lipper ARM Average                                                  N/A
  Morningstar Short Government Average                                N/A
  Lehman Mutual Fund Short (1-5) Invest. Grade
    Debt Index                                                        N/A
  Lipper Short Term Investment Grade Average                          N/A
  Morningstar Short Term Bond Average                                 N/A
--------------------------------------------------------------------------------

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks               FUND FOCUS
                  -------------------------        Stability  Income  Growth
                  NVEST BOND INCOME FUND           ---------------------------
                                                   High            X
ADVISER:    Nvest Funds Management, L.P.               --------- ------ ------
            ( "Nvest Management")                  Mod.   X
                                                       --------- ------ ------
                                                   Low                     X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                         DURATION
                                                       Short      Int.   Long
                                                   ---------------------------
MANAGER:    Peter W. Palfrey and                   High            X
            Richard G. Raczkowski                      --------- ------ ------
                                                   Mod.
                                                       --------- ------ ------
                                                   Low

CATEGORY:   Corporate Income        TICKER SYMBOL:  CLASS A   CLASS B   CLASS C
                                                    ---------------------------
                                                     NEFRX     NERBX     NECRX


INVESTMENT GOAL
The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") and Baa or higher by Moody's Investors Service, Inc. ("Moody's")) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's).

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

x the relationship between cash flows and dividend obligations

x the experience and perceived strength of management

x price responsiveness of the security to interest rate changes

x earnings prospects

x debt as a percentage of assets

x borrowing requirements and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's economic outlook is solid. This may create an opportunity for higher yields.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may:

o Invest in foreign securities, but only when Back Bay Advisors believes the risks are minimal compared to the risks of investing in U.S. securities.

o Invest in zero-coupon bonds.

o Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

                                      Goal, Strategies & Risks [Graphic Omitted]

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Bond Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

1989           11.9%
1990            7.5%
1991           18.1%
1992            7.5%
1993           12.1%
1994           -4.2%
1995           20.8%
1996            4.6%
1997          11.08%
1998            8.0%

/\  Highest Quarterly Return: Second Quarter 1995, up 7.4%
\/  Lowest Quarterly Return: First Quarter 1994, down 3.3%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. They are also compared to the Lipper Intermediate Investment Grade Debt Average ("Lipper Int. Invest. Grade Debt Avg.") and Morningstar Intermediate Bond Average ("Morningstar Int. Bond Avg."), each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Int. Invest. Grade Debt Avg. and Morningstar Int. Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ended December 31, 1998)                             Past 1 Year    Past 5 Years    Past 10 Years  *Since inception
------------------------------------------------------------------------------------------------------------------
Nvest Bond Income Fund: Class A (inception 11/7/73)                       3.2%            6.7%            9.0%
  Lehman Aggregate Bond Index                                             8.7%            7.3%            9.3%
  Lipper Int. Invest. Grade Debt Avg                                      7.2%            6.4%            8.3%
  Morningstar Int. Bond Avg                                               7.4%            6.4%            8.5%
Nvest Bond Income Fund: Class B (inception 9/13/93)                       2.2%            6.6%            6.2%*
  Lehman Aggregate Bond Index (calculated from 9/30/93)                   8.7%            7.3%            6.9%*
  Lipper Int. Invest. Grade Debt Avg. (calculated from 9/30/93)           7.2%            6.4%            6.0%*
  Morningstar Int. Bond Avg. (calculated from 9/30/93)                    7.4%            6.4%            6.0%*
Nvest Bond Income Fund: Class C (inception 12/30/94)                      6.2%            9.7%*
  Lehman Aggregate Bond Index                                             8.7%           10.0%*
  Lipper Int. Invest. Grade Debt Avg.                                     7.2%            8.9%*
  Morningstar Int. Bond Avg.                                              7.4%            9.0%*
------------------------------------------------------------------------------------------------------------------

 For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  -------------------------          Stability  Income  Growth
                  Nvest High Income                  ---------------------------
                       Fund                          High            X
                                                         --------- ------ ------
                                                     Mod.                    X
ADVISER:    Nvest Funds Management, L.P.                 --------- ------ ------
            ("Nvest Management")                     Low     X

SUBADVISER: Loomis, Sayles & Company, L.P.                  DURATION
            ("Loomis Sayles")                            Short      Int.   Long
                                                     ---------------------------
MANAGER:    Gary L. Goodenough                       High
                                                         --------- ------ ------
CATEGORY:   Corporate Income                         Mod.
                                                         --------- ------ ------
                                                     Low              X

                             TICKER SYMBOL:      CLASS A     CLASS B     CLASS C
                                                 -------------------------------
                                                  NEFHX       NEFBX       NEHCX
INVESTMENT GOAL
The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes market timing or interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as:

x issuer debt and debt maturity schedules x earnings prospects x responsiveness to changes in interest rates x experience and perceived strength of management x borrowing requirements and liquidation value x market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio manager takes advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

o Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

o Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

o Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities. The Fund's portfolio will generally include 45 to 50 holdings across many industries.

 The Fund may:

o Invest in zero-coupon or pay-in-kind securities.

o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

                                     Goals, Strategies & Risks [Graphic Omitted]
                                     -------------------------

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest High Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to July 1, 1996.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

1989            3.3%
1990         -13.1%%
1991           36.3%
1992           15.8%
1993           16.5%
1994           -3.3%
1995           11.8%
1996           14.9%
1997           15.4%
1998           -1.8%

/\  Highest Quarterly Return: First Quarter 1991, up 11.6%
\/  Lowest Quarterly Return: Fourth Quarter 1990, down 9.0%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman High Yield Composite Index, a market-weighted unmanaged index of fixed-rate, noninvestment grade debt. They are also compared to the Lipper High Current Yield and Morningstar High Yield Bond Averages, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper High Current Yield Average and Morningstar High Yield Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                                                               *Since
(FOR THE PERIODS ENDED DECEMBER 31, 1998)                               PAST 1 YEAR       PAST 5 YEARS     PAST 10 YEARS   inception
------------------------------------------------------------------------------------------------------------------
Nvest High Income Fund: Class A (inception 2/22/84)                        -6.2%               6.1%             8.3%
  Lehman High Yield Composite Index 1.8%                                                       8.7%            10.6%
  Lipper High Current Yield Average -2.0%                                                      6.7%             8.8%
  Morningstar High Yield Bond Average                                      -0.7%               7.3%             9.3%

Nvest High Income Fund: Class B (inception 9/20/93)                        -7.0%               6.0%             6.7%*
  Lehman High Yield Composite Index (calculated from 9/30/93)               1.8%               8.7%             9.1%*
  Lipper High Current Yield Average (calculated from 9/30/93)              -2.0%               6.7%             7.3%*
  Morningstar High Yield Bond Average (calculated from 9/30/93)            -0.7%               7.3%             8.1%*

Nvest High Income Fund: Class C (inception 3/2/98)                         -5.0%*
  Lehman High Yield Composite Index                                        -0.5%*
  Lipper High Current Yield Average                                        -3.4%*
  Morningstar High Yield Bond Average                                      -3.3%*
------------------------------------------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  Nvest Strategic                    Stability  Income  Growth
                  Income Fund                        ---------------------------
                                                     High            X
ADVISER:    Nvest Funds Management, L.P.                 --------- ------ ------
            ("Nvest Management")                     Mod.    X               X
                                                         --------- ------ ------
SUBADVISER: Loomis, Sayles & Company, L.P.           Low
            ("Loomis Sayles")
                                                            DURATION
MANAGERS:   Daniel J. Fuss and Kathleen C. Gaffney       Short      Int.   Long
                                                     ---------------------------
CATEGORY:   Corporate Income                         High
                                                         --------- ------ ------
                                                     Mod.                    X
                                                         --------- ------ ------
                                                     Low

                                    TICKER SYMBOL:  CLASS A    CLASS B   CLASS C
                                                    ----------------------------
                                                     NEFZX      NEZBX     NECZX

INVESTMENT GOAL

The Fund seeks high current income with a secondary objective of capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in debt instruments (including lower-quality securities) with a focus on U.S. corporate bonds. However, it may invest up to 100% of its assets in U.S. government securities or in foreign debt instruments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various bond segments based upon changing market conditions.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

x discounted share price compared to economic value

x undervalued credit ratings with strong or improving credit profiles

x longer duration

In selecting investments for the Fund, Loomis Sayles will generally employ the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

o Loomis Sayles seeks to buy bonds at a discount -- bonds that offer a positive yield advantage over the market and in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

o Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach offers investors one-stop access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, U.S. government securities and foreign bonds.

o The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other bond segments as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

The Fund may:

o Invest in mortgage-backed securities, zero- coupon or pay-in-kind bonds, and stripped securities.

o Invest substantially in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-backed securities.

                                     Goals, Strategies & Risks [Graphic Omitted]

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Strategic Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

1996                14.5%
1997                 9.3%
1998                -1.7%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 7.3%
\/ Lowest Quarterly Return: Third Quarter 1998, down 10.6%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Aggregate Bond Index, a market-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools. They are also compared to the Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                             SINCE
(FOR THE PERIODS ENDED DECEMBER 31, 1998)                 PAST 1 YEAR  INCEPTION
--------------------------------------------------------------------------------
Nvest Strategic Income Fund: Class A (inception 5/1/95)       -6.1%       7.3%
  Lehman Aggregate Bond Index                                  8.7%       9.0%
  Lipper Multi-Sector Income Average                           1.3%       8.5%
  Morningstar Multi-Bond Average                               1.2%       8.4%

Nvest Strategic Income Fund: Class B (inception 5/1/95)       -6.7%       7.3%
  Lehman Aggregate Bond Index                                  8.7%       9.0%
  Lipper Multi-Sector Income Average                           1.3%       8.5%
  Morningstar Multi-Bond Average                               1.2%       8.4%

Nvest Strategic Income Fund: Class C (inception 5/1/95)       -3.3%       7.8%
  Lehman Aggregate Bond Index                                  8.7%       9.0%
  Lipper Multi-Sector Income Average                           1.3%       8.5%
  Morningstar Multi-Bond Average                               1.2%       8.4%
--------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  -------------------------          Stability  Income  Growth
                  Nvest Limited Term                 ---------------------------
                       U.S. Government Fund          High    X       X
                                                         --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.             Mod.
            ("Nvest Management")                         --------- ------ ------
                                                     Low                    X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                           DURATION
                                                         Short      Int.   Long
MANAGERS:   Subadviser Team                          ---------------------------
                                                     High            X
CATEGORY:   Government Income                            --------- ------ ------
                                                     Mod.
                                                         --------- ------ ------
                                                     Low


                              TICKER SYMBOL:   CLASS A     CLASS B       CLASS C
                                               ---------------------------------
                                                NEFLX       NELBX         NECLX

INVESTMENT GOAL

The Fund seeks a high current return consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest primarily in U.S. government securities, including U.S. Treasury bills, notes and bonds, pass through mortgage securities issued or guaranteed by U.S. government agencies and zero-coupon bonds.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:

x average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or
  "Aaa" by Moody's Investors Service, Inc., ("Moody's") x duration range of 2 to 4 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify those issuers that it believes will add a quality income investment to the Fund.

o It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

o Back Bay Advisors seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may:

o Invest in asset-backed securities rated AAA by S&P or Aaa by Moody's.

o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

                                     Goals, Strategies & Risks [Graphic Omitted]
                                     -------------------------

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Limited Term U.S. Government Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

1989           10.4%
1990           10.5%
1991           13.8%
1992            5.7%
1993            6.4%
1994           -2.3%
1995           13.0%
1996            2.4%
1997            7.3%
1998            6.5%


/\  Highest Quarterly Return: Second Quarter 1989, up 5.4%
/\ Lowest Quarterly Return: First Quarter 1992, down 1.6%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years. They are also compared to the Lipper Short Intermediate U.S. Government Average ("Lipper Short Int. U.S. Gov't Average") and the Morningstar Short Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Short Int. U.S. Gov't Average and Morningstar Short Government Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
(FOR THE PERIODS ENDED DECEMBER 31, 1998)                                   PAST 1 YEAR   PAST 5 YEARS   INCEPTION
------------------------------------------------------------------------------------------------------------------
Nvest Limited Term U.S. Government Fund: Class A (inception 1/3/89)             3.3%          4.6%          6.9%
  Lehman Int. Gov't. Bond Index (calculated from 1/31/89)                       8.5%          6.5%          8.3%
  Lipper Short Int. U.S. Gov't. Average (calculated from 1/31/89)               6.6%          5.3%          7.4%
  Morningstar Short Government Average (calculated from 1/31/89)                6.1%          5.2%          6.9%

Nvest Limited Term U.S. Government Fund: Class B (inception 9/27/93)            0.9%          4.2%          4.1%
  Lehman Int. Gov't. Bond Index (calculated from 9/30/93)                       8.5%          6.5%          6.2%
  Lipper Short Int. U.S. Gov't. Average (calculated from 9/30/93)               6.6%          5.3%          5.1%
  Morningstar Short Government Average (calculated from 9/30/93)                6.1%          5.2%          5.0%

Nvest Limited Term U.S. Government Fund: Class C (inception 12/30/94)           4.9%                        6.3%
  Lehman Int. Gov't. Bond Index                                                 8.5%                        8.6%
  Lipper Short Int. U.S. Gov't. Average                                         6.6%                        7.4%
  Morningstar Short Government Average                                          6.1%                        6.9%
------------------------------------------------------------------------------------------------------------------

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  -------------------------          Stability  Income  Growth
                  Nvest Government                   ---------------------------
                        Securities Fund              High            X
                                                         --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.             Mod.   X
            ("Nvest Management")                         --------- ------ ------
                                                     Low                    X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                           DURATION
                                                         Short      Int.   Long
MANAGERS:   Subadviser Team                          ---------------------------
                                                     High                   X
CATEGORY:   Government Income                            --------- ------ ------
                                                     Mod.
                                                         --------- ------ ------
                                                     Low

                                              TICKER SYMBOL:  CLASS A    CLASS B
                                                              ------------------
                                                               NEFUX      NEUBX

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest its assets in U.S. government securities, including U.S. Treasury bills, notes and bonds, and mortgage-backed securities issued or guaranteed by U.S. government agencies.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:

x average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa" by Moody's Investors Service, Inc.

x average maturity of 10 years or more

In selecting investments for the Fund's portfolio, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

o Back Bay Advisors seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities.

The Fund may:

o Invest in zero-coupon bonds.

o Invest in mortgage-related securities, including collateralized mortgage obligations and stripped securities.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

                                     Goals, Strategies & Risks [Graphic Omitted]
                                     -------------------------
EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Government Securities Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

1989           12.6%
1990            5.7%
1991           14.9%
1992            6.8%
1993            9.0%
1994           -5.5%
1995           20.0%
1996            0.8%
1997           10.3%
1998            9.0%

/\ Highest Quarterly Return: Third Quarter 1991, up 8.1%
\/ Lowest Quarterly Return: First Quarter 1994, down 3.2%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of bonds that are issued by the U.S. government and its agencies and have maturities between one and ten years. The Fund's returns are also compared to the Lipper General Government Average ("Lipper General Gov't Average") and Morningstar Long Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper General Gov't Average and Morningstar Long Government Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------------------------ *Since Inception
AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 1998)
------------------------------------------------------------------------------------------------------------------
                                                                        PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------
Nvest Government Securities Fund: Class A (inception 9/16/85)               4.1%          5.6%            7.6%
  Lehman Gov't. Bond Index                                                  9.9%          7.2%            9.2%
  Lipper General. Gov't. Average                                            8.1%          6.2%            8.2%
  Morningstar Long Government Average                                      11.4%          7.8%            9.6%

Nvest Government Securities Fund: Class B (inception 9/23/93)               3.2%          5.5%            5.1%*
  Lehman Gov't. Bond Index (calculated from 9/30/93)                        9.9%          7.2%            6.8%*
  Lipper General. Gov't. Average (calculated from 9/30/93)                  8.1%          6.2%            5.8%*
  Morningstar Long Government Average (calculated from 9/30/93)            11.4%          7.8%            7.1%*
------------------------------------------------------------------------------------------------------------------

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  -------------------------          Stability  Income  Growth
                  Nvest Municipal                    ---------------------------
                         Income Fund                 High            X
                                                         --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.             Mod.    X
            ("Nvest Management")                         --------- ------ ------
                                                     Low                    X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                           DURATION
                                                         Short      Int.   Long
MANAGERS:   James S. Welch                           ---------------------------
                                                     High                   X
CATEGORY:   Tax-Free Income                              --------- ------ ------
                                                     Mod.
                                                         --------- ------ ------
                                                     Low

                                              TICKER SYMBOL:  CLASS A    CLASS B
                                                              ------------------
                                                               NEFTX     NETBX

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers ("municipal securities"), which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax.

INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in municipal securities, including those of states, other political subdivisions of the United States and local governments. It will invest at least 85% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") and Baa or higher by Moody's Investors Service, Inc. ("Moody's")), and the other 15% may be invested in non- investment grade bonds (those rated below BBB by S&P and below Baa by Moody's). The Fund's portfolio manager will generally shift assets among investment-grade bonds depending on economic conditions and outlook in order to increase appreciation potential.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic conditions and market conditions as well as issuer-specific data, such as:

x the relationship between cash flows and dividend obligations x the experience and perceived strength of management x price responsiveness of the security to interest rate changes x earnings prospects x debt as a percentage of assets x borrowing requirements and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the municipal marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o The Fund's portfolio manager and analysts then perform a careful and continuous credit analysis to emphasize the range of the credit quality most likely to provide the Fund with the highest level of tax-free income.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It invests in general obligation bonds and revenue bonds nationwide and across a variety of municipal sectors. This use of multi-state and multi-sector diversification helps provide increased protection against local economic downturns or bond rating downgrades.

The Fund may:

o Invest in "private activity" bonds, which may subject a shareholder to an alternative minimum tax.

o Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

                                     Goals, Strategies & Risks [Graphic Omitted]
                                     -------------------------

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Municipal Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

1989            9.8%
1990            5.5%
1991           11.6%
1992            8.9%
1993           12.7%
1994           -8.0%
1995           17.2%
1996            4.6%
1997            8.6%
1998            5.3%

/\ Highest Quarterly Return: First Quarter 1995, up 8.5%
\/ Lowest Quarterly Return: First Quarter 1994, down 6.6%

The table below shows the Fund's average annual total returns for the one- year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Municipal Index, an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. They are also compared to the Lipper General Municipal Average and Morningstar Municipal National Long Average ("Morningstar Muni Nat'l Long Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Municipal Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper General Municipal and Morningstar Muni Nat'l Long Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------------------------------------- *Since Inception
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 1998)
                                                                       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------
Nvest Municipal Income Fund: Class A (inception 5/9/77)                    0.5%          4.3%          6.9%
  Lehman Municipal Index 6.5%                                              6.2%          8.2%
  Lipper General Municipal Average                                         5.3%          5.4%          7.7%
  Morningstar Muni Nat'l Long Average                                      5.3%          5.5%          7.7%

Nvest Municipal Income Fund: Class B (inception 9/13/93)                  -0.5%          4.1%          4.2%*
  Lehman Municipal Index (calculated from 9/30/93)                         6.5%          6.2%          6.2%*
  Lipper General Municipal Average (calculated from 9/30/93)               5.3%          5.4%          5.4%*
  Morningstar Muni Nat'l Long Average (calculated from 9/30/93)            5.3%          5.5%          5.4%*
---------------------------------------------------------------------------------------------------------------

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------------------------------
                                                        ALL FUNDS EXCEPT
                                                 SHORT TERM CORPORATE INCOME FUND                SHORT TERM CORPORATE INCOME FUND
                                                 LIMITED TERM U.S. GOVERNMENT FUND               LIMITED TERM U.S. GOVERNMENT FUND
                                                CLASS A     CLASS B         CLASS C            CLASS A      CLASS B          CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed
  on purchases (as a percentage of
  offering price)(1)(2)                          4.50%        None            None               3.00%        None            None
Maximum deferred sales charge (load)
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)(2)                                  (3)         5.00%           1.00%              (3)          5.00%           1.00%

Redemption fees                                  None*        None*           None*             None*         None*           None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."

*   Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

------------------------------------------------------------------------------------------------------------------------------------
                                                        SHORT TERM CORPORATE               BOND                        HIGH
                                                             INCOME FUND                INCOME FUND                INCOME FUND
                                                    CLASS A  CLASS B    CLASS C  CLASS A  CLASS B  CLASS C  CLASS A CLASS B  CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                      0.56%     0.56%     0.56%     0.42%   0.42%    0.42%    0.70%   0.70%    0.70%
Distribution and/or service (12b-1) fees             0.25%     1.00%*    1.00%*    0.25%   1.00%*   1.00%*   0.25%   1.00%*   1.00%*
Other expenses                                       0.24%     0.24%     0.24%     0.34%   0.34%    0.34%    0.37%   0.37%    0.37%
Total annual fund operating expenses                 1.05%     1.80%     1.80%     1.01%   1.76%    1.76%    1.32%   2.07%    2.07%
Fee waiver/expense reimbursement                     0.35%**   0.35%**   0.35%**   0.00%   0.00%    0.00%    0.00%   0.00%    0.00%
Net expenses                                         0.70%     1.45%     1.45%     1.01%   1.76%    1.76%    1.32%   2.07%    2.07%

------------------------------------------------------------------------------------------------------------------------------------
                                                             STRATEGIC                 LIMITED TERM            GOVERNMENT
                                                            INCOME FUND            U.S. GOVERNMENT FUND      SECURITIES FUND
                                                   CLASS A    CLASS B   CLASS C  CLASS A  CLASS B  CLASS C  CLASS A  CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                      0.63%     0.63%     0.63%     0.65%   0.65%    0.65%    0.65%   0.65%
Distribution and/or service (12b-1) fees             0.25%     1.00%*    1.00%*    0.35%   1.00%*   1.00%*   0.25%   1.00%*
Other expenses                                       0.31%     0.31%     0.31%     0.31%   0.31%    0.31%    0.48%   0.48%
Total annual fund operating expenses                 1.19%     1.94%     1.94%     1.31%   1.96%    1.96%    1.38%   2.13%
Fee waiver/expense reimbursement                     0.00%     0.00%     0.00%     0.00%   0.00%    0.00%    0.00%   0.00%
Net expenses                                         1.19%     1.94%     1.94%     1.31%   1.96%    1.96%    1.38%   2.13%

------------------------------------------------------------------------
                                                   MUNICIPAL INCOME FUND
                                                    CLASS A   CLASS B
------------------------------------------------------------------------
Management fees                                      0.44%     0.44%
Distribution and/or service (12b-1) fees             0.25%     1.00%*
Other expenses                                       0.24%     0.24%
Total annual fund operating expenses                 0.93%     1.68%
Fee waiver/expense reimbursement                     0.00%     0.00%
Net expenses                                         0.93%     1.68%

 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Nvest Management has given a binding undertaking to Short Term Corporate Income Fund to limit the amount of the Fund's total fund operating expenses to 0.70%, 1.45% and 1.45% of its average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking will be in effect for the life of this Prospectus.

                                          Fund Fees & Expenses [Graphic Omitted]
EXAMPLE

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

(1)   Assumes redemption at end of period

(2)   Assumes no redemption at end of period

* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

------------------------------------------------------------------------------------------------------------------------------------
                             SHORT TERM
                       CORPORATE INCOME FUND                    BOND INCOME FUND                        HIGH INCOME FUND
             CLASS A     CLASS B          CLASS C    CLASS A      CLASS B         CLASS C    CLASS A      CLASS B         CLASS C
                       (1)      (2)     (1)     (2)            (1)     (2)      (1)     (2)             (1)     (2)     (1)    (2)
------------------------------------------------------------------------------------------------------------------------------------
1 year        $  518  $  648  $  148  $  248  $  148  $  548  $  679  $  179  $  279  $  179  $  578  $  710  $  210  $  310  $  210
3 years       $  664  $  759  $  459  $  459  $  459  $  757  $  854  $  554  $  554  $  554  $  849  $  949  $  649  $  649  $  649
5 years       $  822  $  992  $  792  $  792  $  792  $  983  $1,154  $  954  $  954  $  954  $1,141  $1,314  $1,114  $1,114  $1,114
10 years*     $1,281  $1,531  $1,531  $1,735  $1,735  $1,631  $1,875  $1,875  $2,073  $2,073  $1,969  $2,208  $2,208  $2,400  $2,400

------------------------------------------------------------------------------------------------------------------------------------
                    STRATEGIC INCOME FUND              LIMITED TERM U.S. GOVERNMENT FUND   GOVERNMENT SECURITIES FUND
              CLASS A    CLASS B          CLASS C     CLASS A     CLASS B         CLASS C     CLASS A     CLASS B
                        (1)     (2)     (1)     (2)            (1)      (2)             (1)    (2)     (1)      (2)
------------------------------------------------------------------------------------------------------------------------------------
1 year        $  566  $  697  $  197  $  297  $  197  $  429  $  699  $  199  $  299  $  199  $  584  $  716  $  216
3 years       $  811  $  909  $  609  $  609  $  609  $  703  $  915  $  615  $  615  $  615  $  867  $  967  $  667
5 years       $1,075  $1,247  $1,047  $1,047  $1,047  $  997  $1,257  $1,057  $1,057  $1,057  $1,171  $1,344  $1,144
10 years*     $1,828  $2,070  $2,070  $2,264  $2,264  $1,832  $2.117  $2,117  $2,285  $2,285  $2,033  $2,271  $2,271

------------------------------------
             MUNICIPAL INCOME FUND
             CLASS A      CLASS B
------------------------------------
                    (1)   (2)
------------------------------------
1 year        $  541  $  671  $  171
3 years       $  733  $  830  $  530
5 years       $  942  $1,113  $  913
10 years*     $1,542  $1,788  $1,788

(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
*   Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

MORE ABOUT RISK
The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Strategic Income Fund) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKET RISK (High Income, Strategic Income Funds) The risk associated with securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (Strategic Income, Municipal Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset- backed securities or Real Estate Investment Trusts (REITs).

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.

EURO CONVERSION (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by a Fund.

                                               Management Team
                                               --------------- [Graphic Omitted]
                           MEET THE FUNDS' INVESTMENT ADVISERS
                                               AND SUBADVISERS

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Bond Funds (the "Funds" or each a "Fund"), which along with Nvest Stock Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax-Exempt Money Market Trust constitute the "Money Market Funds."

Nvest FUNDS MANAGEMENT, L.P.

Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to the Funds. The subadvisers listed below make the Funds' investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds in 1998 as a percentage of each Fund's average daily net assets were 0.21% for Short Term Corporate Income Fund (after waiver or reimbursement), 0.42% for Bond Income Fund, 0.70% for High Income Fund, 0.63% for Strategic Income Fund, 0.65% for Limited Term U.S. Government Fund, 0.65% for Government Securities Fund and 0.44% for Municipal Income Fund.

SUBADVISERS

BACK BAY ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser to Short Term Corporate Income Fund, Bond Income Fund, Limited Term U.S. Government Fund, Goverment Securities Fund and Municipal Income Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Back Bay Advisors, founded in 1986, provides descretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to High Income Fund and Strategic Income Fund. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management, Back Bay Advisors or Loomis Sayles. In placing trades, Back Bay Advisors or Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

[Graphic Omitted] Management Team
                  MEET THE FUNDS' PORTFOLIO MANAGERS

Daniel J. Fuss
Daniel Fuss has managed Strategic Income Fund since May 1995. Mr. Fuss is Executive Vice President, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss is also a Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has 31 years of investment experience.

Gary L. Goodenough
Gary Goodenough has managed High Income Fund since July 1996. Mr. Goodenough is Vice President of Loomis Sayles and joined the company in 1993. He is a graduate of Dartmouth College, received his M.B.A. from the Wharton School, University of Pennsylvania and has 23 years of investment experience.

J. Scott Nicholson
Scott Nicholson has managed Short Term Corporate Income Fund since October 1991, including when it was known as Adjustable Rate U.S. Government Fund. Mr. Nicholson is a Senior Vice President of Back Bay Advisors. He received his B.S. from Davidson College and his M.B.A. from Babson College and has over 21 years of investment experience.

Kathleen C. Gaffney
Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of Strategic Income Fund since April 1996. Ms. Gaffney, a Chartered Financial Analyst, joined Loomis Sayles in 1984 and is now a Vice President of the company. She holds a B.A. from the University of Massachusetts at Amherst and has 14 years of investment experience.

Peter W. Palfrey
Peter Palfrey has served the Bond Income Fund as co-manager from May 1999 until September 1999 and then as lead manager thereafter. Mr. Palfrey, Senior Vice President of Back Bay Advisors, joined the company in 1993. He is also a Chartered Financial Analyst. Mr Palfrey received his B.A. from Colgate University and has over 15 years of investment experience.

Richartd G. Raczkowski
Richard Raczkowski has served as assistant portfolio manager of Bond Income Fund since May 1999 and assistant portfolio manager of Short Term Corporate Income Fund since May 1999. Mr. Raczkowski, Vice President of Back Bay Advisors, joined the company in 1998. Previously, he was senior consultant at Hagler Bailly Consulting. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has 14 years of investment experience.

James S. Welch
James Welch has managed the Municipal Income Fund since January 1998. Mr. Welch, Senior Vice President of Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 9 years of investment experience.

SUBADVISER TEAMS

LIMITED TERM U.S. GOVERNMENT FUND AND GOVERNMENT SECURITIES FUND are each managed by a subadviser team from Back Bay Advisors. The subadviser teams consist of two or more portfolio managers who jointly manage the respective Fund's investment portfolio.

                                                 Fund Services [Graphic Omitted]
                                        INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS

Each Fund offers Class A, Class B and Class C shares to the public, except Municipal Income Fund and Government Securities Fund which offer only Class A and Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section entitled "How Sales Charges are Calculated."

o Your Class B shares will automatic ally convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatic ally convert into Class A your shares for longer than 8 years, you'll pay higher expenses than other classes.

o We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

 [Graphic Omitted] Fund Services
                   -------------
HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

----------------------------------------------------------------------------------------------------------------------
                                                       CLASS A SALES CHARGES
                           BOND INCOME           HIGH INCOME    STRATEGIC INCOME       SHORT TERM CORPORATE INCOME
                              GOVERNMENT SECURITIES       MUNICIPAL INCOME       LIMITED TERM          U.S. GOVERNMENT
                                     AS A % OF                AS A % OF            AS A % OF              AS A % OF
  YOUR INVESTMENT                  OFFERING PRICE         YOUR INVESTMENT      OF OFFERING PRICE       YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------------------
Less than $100,000                      4.50%                  4.71%                  3.00%                  3.09%
$100,000 - $249,999                     3.50%                  3.63%                  2.50%                  2.56%
$250,000 - $499,999                     2.50%                  2.56%                  2.00%                  2.04%
$500,000 - $999,999                     2.00%                  2.04%                  1.25%                  1.27%
$1,000,000 or more*                        0%                     0%                     0%                     0%

* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under
  Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the purchase date. See the section entitled "Ways to Reduce or
  Eliminate Sales Charges." All Funds

CLASS B SHARES

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

------------------------------------------------------
                     ALL FUNDS
      CLASS B CONTINGENT DEFERRED SALES CHARGES
  YEAR SINCE PURCHASE    CDSC ON SHARES BEING SOLD
------------------------------------------------------
         1st                     5.00%
         2nd                     4.00%
         3rd                     3.00%
         4th                     3.00%
         5th                     2.00%
         6th                     1.00%
      thereafter                    0%
------------------------------------------------------

CLASS C SHARES

The offering price of Class C shares is their net asset value, without a front-end sales charge. However, Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.

------------------------------------------------------
        ALL FUNDS (EXCEPT MUNICIPAL INCOME FUND AND
               GOVERNMENT SECURITIES FUND)
       CLASS B CONTINGENT DEFERRED SALES CHARGES
  YEAR SINCE PURCHASE     CDSC ON SHARES BEING SOLD
------------------------------------------------------
         1st                     1.00%
      thereafter                    0%
------------------------------------------------------

HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

o is calculated based on the number of shares you are selling:

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

o increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions. To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND

If you exchange shares of a Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                       Fund Services [Graphic Omitted]
                                       -------------
                                       WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES

REDUCING SALES CHARGES

There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor. These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

Eliminating Sales Charges and CDSC
Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $250,000 or more in Short Term Corporate Income Fund or $5 million or more in Limited Term U.S. Government Fund by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity; and

o Investments of $25,000 or more in the Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of any Nvest Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of the same or any other Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you. If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o to make payments through a systematic withdrawal plan; or

o due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

[Graphic Omitted] Fund Services
                  -------------
                  IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

--------------------------------------------------------------------------------------------------------------
                                                                         MINIMUM TO OPEN AN
                                                         MINIMUM TO        ACCOUNT USING       MINIMUM FOR
TYPE OF ACCOUNT                                       OPEN AN ACCOUNT   INVESTMENT BUILDER   EXISTING ACCOUNTS
--------------------------------------------------------------------------------------------------------------
Any account other than those
listed below                                               $2,500               $100               $100
Accounts registered under the Uniform
Gifts to Minors Act or the Uniform
Transfers to Minors Act                                    $2,000               $100               $100
Individual Retirement Accounts (IRAs)                      $  500               $100               $100
Retirement plans with tax benefits such
as corporate pension, profit sharing
and Keogh plans                                            $  250               $100               $100
Payroll Deduction Investment Programs
for 401(k), SARSEP, SEP, SIMPLE,
403(b)(7) and certain other retirement plans               $   25                N/A               $ 25
--------------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions.

If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

Nvest FUNDS PERSONAL ACCESS LINE(R)

          800-225-5478, press 1

Nvest FUNDS WEB SITE

          www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online.
Using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o order duplicate account statements; and

o obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                                 BUYING SHARES

         OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for         o Call your investment dealer for
  information.                              information.

BY MAIL
[graphic omitted]
o Make out a check in U.S. dollars for    o Make out a check in U.S. dollars for
  the investment amount, payable to         the investment amount, payable to
  "Nvest Funds." Third party checks         "Nvest Funds." Third party checks
  will generally not be accepted.           will generally not be accepted.

o Mail the check with your completed      o Fill out the detachable investment
  application to Nvest Funds, P.O. Box      slip from an account statement. If
  8551, Boston, MA 02266-8551.              no slip is available, include with
                                            the check a letter specifying the
                                            Fund name, your class of shares,
                                            your account number and the
                                            registered account name(s). To make
                                            investing even easier, you can order
                                            more investment slips by calling
                                            800-225-5478.

BY EXCHANGE
[graphic omitted]
o The exchange must be for a minimum      o The exchange must be for a minimum
  of $1,000 or for all of your shares.      of $1,000 or for all of your shares.

o Obtain a current prospectus for the     o Call your investment dealer or Nvest
  Fund into which you are exchanging        Funds at 800-225-5478 to request an
  by calling your investment dealer or      exchange.
  Nvest Funds at 800-225-5478.
                                          o See the section entitled "Exchanging
o Call your investment dealer or Nvest      Shares."
  Funds to request an exchange.

o See the section entitled "Exchanging
  Shares."

BY WIRE
[graphic omitted]
o Call Nvest Funds at 800-225-5478 to     o Instruct your bank to transfer funds
  obtain an account number and wire         to State Street Bank & Trust
  transfer instructions. Your bank may      Company, ABA# 011000028, DDA#
  charge you for such a transfer.           99011538.

                                          o Specify the Fund name, your class of
                                            shares, your account number and the
                                            registered account name(s). Your
                                            bank may charge you for such a
                                            transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o Indicate on your application that       o Please call Nvest Funds at
  you would like to begin an automatic      800-225-5478 for a Service Options
  investment plan through Investment        Form. A signature guarantee may be
  Builder and the amount of the             required to add this privilege.
  monthly investment ($100 minimum).
                                          o See the section entitled "Additional
o Send a check marked "Void" or a           Investor Services."
  deposit slip from your bank account
  along with your application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union           o Call Nvest Funds at 800-225-5478 to
  whether it is a member of the ACH         add shares to your account through
  system.                                   ACH.

o Complete the "Telephone Withdrawal      o If you have not signed up for the
  and Exchange" and "Bank Information"      ACH system, please call Nvest Funds
  sections on your account                  for a Service Options Form. A
  application.                              signature guarantee may be required
                                            to add this privilege.
o Mail your completed application to
  Nvest Funds, P.O. Box 8551, Boston,
  MA 02266-8551.

[graphic omitted] Fund Services
                  -------------
                  SELLING SHARES
                                TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for information.

BY MAIL
[graphic omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o Call Nvest Funds to request an exchange.

o See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE
[graphic omitted]
o You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

BY CHECK (for Class A shares of Short Term Corporate Income Fund and Limited Term U.S. Government Fund only)

o Select the checkwriting option on your account application and complete the attached signature card.

o To add this privilege to an existing account, call Nvest Funds at 800-225-5478 for a Service Options Form.

o Each check must be written for $500 or more.

o You may not close your account by withdrawal check. Please call your financial representative or Nvest Funds to close an account.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o a financial representative or securities dealer;

o a federal savings bank, cooperative or other type of bank;

o a savings and loan or other thrift institution;

o a credit union; or

o a securities exchange or clearing agency.

The table shows situations in which
additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)                 REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE        o The signatures on the letter must include all
PROPRIETORSHIP, UGMA/UTMA        persons authorized to sign, including title, if
(MINOR ACCOUNTS)                 applicable.

                               o Signature guarantee, if applicable (see above).

CORPORATE OR ASSOCIATION       o The signatures on the letter must include all
ACCOUNTS                         persons authorized to sign, including title.

OWNERS OR TRUSTEES OF TRUST    o The signature on the letter must include all
ACCOUNTS                         trustees authorized to sign, including title.
                               o If the names of the trustees are not
                                 registered on the account, please provide a copy of the trust document certified within the past 60 days.

                               o Signature guarantee, if applicable (see above).

JOINT TENANCY WHOSE            o The signatures on the letter must include all
CO-TENANTS ARE DECEASED          surviving tenants of the account.

                               o Copy of the death certificate.

                               o Signature guarantee if proceeds check is
                                 issued to other than the surviving tenants.

POWER OF ATTORNEY (POA)        o The signatures on the letter must include the
                                 attorney-in-fact, indicating such title.

                               o A signature guarantee.

                               o Certified copy of the POA document stating it
                                 is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

QUALIFIED RETIREMENT BENEFIT   o The signature on the letter must include all
PLANS (EXCEPT NVEST FUNDS        signatures of those authorized to sign,
PROTOTYPE DOCUMENTS)             including title.

                               o Signature guarantee, if applicable (see
                                 above).

EXECUTORS OF ESTATES,          o The signature on the letter must include those
ADMINISTRATORS, GUARDIANS,       authorized to sign, including capacity.
CONSERVATORS
                               o A signature guarantee.

                               o Certified copy of court document where signer
                                 derives authority, e.g.: Letters of
                                 Administration, Conservatorship, Letters
                                 Testamentary.*

INDIVIDUAL RETIREMENT          o Additional documentation and distribution
ACCOUNTS (IRAS)                  forms are required.

*Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

[graphic omitted] Fund Services
                  -------------
                  EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                       SITUATION

The Fund may suspend the right of redemption or    o When the New York Stock
postpone payment for more than 7 days:               Exchange is closed (other
                                                     than a weekend/holiday)

                                                   o During an emergency

                                                   o Any other period permitted
                                                     by the SEC

The Fund reserves the right to suspend account     o With a notice of a dispute
services or refuse transaction requests:             between registered owners

                                                   o With suspicion/evidence of
                                                     a fraudulent act

The Fund may pay the redemption price in whole     o When it is detrimental for
or part by a distribution in kind of readily         a Fund to make cash
marketable securities in lieu of cash or may         payments as determined in
take up to 7 days to pay a redemption request in     the sole discretion of the
order to raise capital:                              adviser or subadviser

The Fund may close your account and send you the   o When the Fund account
proceeds. You will have 60 days after being          falls below a set minimum
notified of the Fund's intention to close your       (currently $1,000 as set
account to increase the account to the set           by the Fund's Board of
minimum. This does not apply to certain              Trustees)
qualified retirement plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share:

The Fund may withhold redemption proceeds until    o When redemptions are made
the check or funds have cleared:                     within 10 calendar days of
                                                     purchase by check or ACH
                                                     of the shares being
                                                     redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Funds recommend that certificates be sent by registered mail.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                     HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                     TOTAL VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

[Graphic Omitted]
         Fund Services
         DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares dividends daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually. Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Nvest Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income (except for exempt-interest dividends earned by Municipal Income Fund -- see below) or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of each Fund's dividends that are derived from such interest. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

Special Tax Considerations for Municipal Income Fund
Dividends paid to you as a shareholder of the Municipal Income Fund that are derived from interest on municipal securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if your receive Social Security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. In addition, an investment in the Fund may result in a liability for federal alternative minimum tax as well as State and local taxes, both for corporate and individual shareholders.

The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year.

                                                 Fund Services [Graphic Omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. Class A shares of the Limited Term U.S. Government Fund pay a distribution fee of 0.10% of its average daily net assets. Class B shares for all of the Funds pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares for all Funds are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[Graphic Omitted] Fund Services
                  -------------
                  ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

Nvest FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Nvest FUNDS WEB SITE
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

[Graphic Omitted] Fund Performance

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NVEST SHORT TERM CORPORATE INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            CLASS A
                                                                                     YEAR ENDED DECEMBER 31,
                                                                  1994          1995          1996         1997           1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                              $   7.45      $   7.20      $   7.37      $   7.37      $   7.39
                                                                --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.37          0.47          0.43        0.47(d          0.38
Net Realized and Unrealized Gain (Loss) on Investments             (0.31)         0.14         (0.01)        (0.02)        (0.09)
                                                                --------      --------      --------      --------      --------
Total From Investment Operations                                    0.06          0.61          0.42          0.45          0.29
                                                                --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                           (0.31)        (0.44)        (0.42)        (0.43)        (0.38)
                                                                --------      --------      --------      --------      --------
Total Distributions                                                (0.31)        (0.44)        (0.42)        (0.43)        (0.38)
                                                                --------      --------      --------      --------      --------
Net Asset Value, End of Year                                    $   7.20      $   7.37      $   7.37      $   7.39      $   7.30
                                                                ========      ========      ========      ========      ========
TOTAL RETURN (%) (C)                                                 0.8           8.6           5.8           6.2           4.0
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(b)            0.60          0.66          0.70          0.70          0.70
Ratio of Net Investment Income to Average Net Assets (%)            4.85          6.29          6.39          6.27          5.93
Portfolio Turnover Rate (%)                                           17            73            54            49           105
Net Assets, End of Year (000)                                   $489,637      $331,112      $222,809      $196,928      $ 92,669
(a) Commencement of operaetions.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitations would have been (%):
                                                                    0.88          0.89          0.94          0.98          1.05
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.
(d) Per share net investment income does not reflect the period's reclassification of permanent differences between book and tax basis net investment income.
(e) Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemption of Fund shares in relation to fluctuating market values of the investments of the Fund.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            CLASS B
                                                                                    YEAR ENDED DECEMBER 31,
                                                                  1994          1995          1996          1997          1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                              $   7.45      $   7.20      $   7.37      $   7.36      $   7.38
                                                                --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.29          0.41          0.37        0.41(d          0.33
Net Realized and Unrealized Gain (Loss) on Investments             (0.29)         0.14         (0.02)        (0.02)        (0.09)
                                                                --------      --------      --------      --------      --------
Total From Investment Operations                                    0.00          0.55          0.35          0.39          0.24
                                                                --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                           (0.25)        (0.38)        (0.36)        (0.37)        (0.33)
                                                                --------      --------      --------      --------      --------
Total Distributions                                                (0.25)        (0.38)        (0.36)        (0.37)        (0.33)
                                                                --------      --------      --------      --------      --------
Net Asset Value,  End of Year                                   $ 7.20        $   7.37      $   7.36      $   7.38      $   7.29
                                                                ========      ========      ========      ========      ========
TOTAL RETURN (%) (C)                                                 0.1           7.8           4.9           5.4           3.4
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(b)            1.35          1.41          1.45          1.45          1.45
Ratio of Net Investment Income to Average Net Assets (%)            4.10          5.54          5.64          5.52          5.18
Portfolio Turnover Rate (%)                                           17            73            54            49           105
Net Assets, End of Year (000)                                      2,056      $  2,368      $  2.821      $  2,961      $  3,761
(a) Commencement of operaetions.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitations would have been (%):
                                                                    1.63          1.65          1.69          1.73          1.80
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.
(d) Per share net investment income does not reflect the period's reclassification of permanent differences between book and tax basis net investment income.
(e) Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemption of Fund shares in relation to fluctuating market values of the investments of the Fund.

-------------------------------------------------------------------------------------------------
                                                                                     CLASS C
                                                                              DECEMBER 7, 1998(A)
                                                                                     THROUGH
                                                                                DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                                    $  7.28
                                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                                    0.01
Net Realized and Unrealized Gain (Loss) on Investments                                   0.01(f)
                                                                                      -------
Total From Investment Operations                                                         0.02
                                                                                      -------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                                                (0.01)
                                                                                      -------
Total Distributions                                                                     (0.01)
                                                                                      -------
Net Asset Value, End of Year                                                          $  7.29
                                                                                      =======
TOTAL RETURN (%) (C)                                                                      0.3
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(b)                                 1.45(e)
Ratio of Net Investment Income to Average Net Assets (%)                                 5.18(e)
Portfolio Turnover Rate (%)                                                               105
Net Assets, End of Year (000)                                                         $   233
-------------------------------------------------------------------------------------------------
(a) Commencement of operaetions.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitations would have been (%):
                                                                                         1.80(e)
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.
(d) Per share net investment income does not reflect the period's reclassification of permanent differences between book and tax basis net investment income.
(e) Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemption of Fund shares in relation to fluctuating market values of the investments of the
    Fund.

[Graphic Omitted] Fund Performance
                  ----------------
                  Nvest BOND INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                               CLASS A

                                                                                      YEAR ENDED DECEMBER 31,
                                                                  1994          1995          1996          1997           1998
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                          $  12.18      $  10.95      $  12.36      $  12.05      $  12.39
                                                                --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.72          0.81          0.84          0.83          0.81
Net Realized and Unrealized Gain (Loss) on Investments             (1.23)         1.40         (0.31)         0.45          0.15
                                                                --------      --------      --------      --------      --------
Total From Investment Operations                                    0.51          2.21          0.53          1.28          0.96
                                                                --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                               (0.72)        (0.80)        (0.84)        (0.81)        (0.78)
Distributions in Excess of Net Investment Income                    0.00          0.00          0.00         (0.01)        (0.03)
Distributions From Net Realized Capital Gains                       0.00          0.00          0.00         (0.12)        (0.17)
Distributions in Excess of Net Realized Capital Gains               0.00          0.00          0.00          0.00         (0.01)
                                                                --------      --------      --------      --------      --------

Total Distributions                                                (0.72)        (0.80)        (0.84)        (0.94)        (0.99)
                                                                --------      --------      --------      --------      --------

Net Asset Value, End of the Year                                $  10.95      $  12.36      $  12.05      $  12.39      $  12.36
                                                                ========      ========      ========      ========      ========
TOTAL RETURN (%) (a)                                                (4.2)         20.8           4.6          11.0           8.0
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)               1.08          1.14          1.05          1.05          1.01
Ratio of Net Investment Income to Average Net Assets (%)            6.46          6.81          7.00          6.73          6.44
Portfolio Turnover Rate (%)                                           77            81           104            54            65
Net Assets, End of the Year (000)                               $155,362      $200,285      $189,685      $193,513      $221,799
---------------------------------------------------------------------------------------------------------------------------------
(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS B

                                                                                       YEAR ENDED DECEMBER 31,
                                                                   1994         1995          1996           1997            1998
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                          $  12.18      $  10.95      $  12.36      $  12.04      $  12.39
                                                                --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.63          0.72          0.75          0.74          0.71
Net Realized and Unrealized Gain (Loss) on Investments             (1.23)         1.40         (0.32)         0.46          0.15
                                                                --------      --------      --------      --------      --------
Total From Investment Operations                                   (0.60)         2.12          0.43          1.20          0.86
                                                                --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                               (0.63)        (0.71)        (0.75)        (0.72)        (0.69)
Distributions in Excess of Net Investment Income                    0.00          0.00          0.00         (0.01)        (0.02)
Distributions From Net Realized Capital Gains                       0.00          0.00          0.00         (0.12)        (0.17)
Distributions in Excess of Net Realized Capital Gains               0.00          0.00          0.00          0.00         (0.01)
                                                                --------      --------      --------      --------      --------

Total Distributions                                                (0.63)        (0.71)        (0.75)        (0.85)        (0.89)
                                                                --------      --------      --------      --------      --------

Net Asset Value, End of the Year                                $  10.95      $  12.36      $  12.04      $  12.39      $  12.36
                                                                ========      ========      ========      ========      ========
TOTAL RETURN (%) (A)                                                (4.9)         19.9           3.7          10.3           7.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)               1.83          1.89          1.80          1.80          1.76
Ratio of Net Investment Income to Average Net Assets (%)            5.71          6.06          6.25          5.98          5.69
Portfolio Turnover Rate (%)                                           77            81           104            54            65
Net Assets, End of the Year (000)                               $  9,435      $ 23,398      $ 31,191      $ 37,559      $ 64,240
---------------------------------------------------------------------------------------------------------------------------------
(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS C

                                                                                   YEAR ENDED DECEMBER 31,
                                                                      1995           1996           1997           1998
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                              $  10.95       $  12.36       $  12.06       $  12.40
                                                                    --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                   0.56           0.75           0.74           0.71
Net Realized and Unrealized Gain (Loss) on Investments                  1.40          (0.30)          0.45           0.15
                                                                    --------       --------       --------       --------
Total From Investment Operations                                        1.96           0.45           1.19           0.86
                                                                    --------       --------       --------       --------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                                   (0.55)         (0.75)          0.72          (0.69)
Distributions in Excess of Net Investment Income                        0.00           0.00          (0.01)         (0.02)
Distributions From Net Realized Capital Gains                           0.00           0.00          (0.12)         (0.17)
Distributions in Excess of Net Realized Capital Gains                   0.00           0.00           0.00          (0.01)
                                                                    --------       --------       --------       --------

Total Distributions                                                    (0.55)         (0.75)         (0.85)         (0.89)
                                                                    --------       --------       --------       --------

Net Asset Value, End of the Year                                    $  12.36       $  12.06       $  12.40       $  12.37
                                                                    ========       ========       ========       ========
TOTAL RETURN (%) (A)                                                    18.1            3.9           10.2            7.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)                   1.89           1.80           1.80           1.76
Ratio of Net Investment Income to Average Net Assets (%)                6.06           6.25           5.98           5.69
Portfolio Turnover Rate (%)                                               81            104             54             65
Net Assets, End of the Year (000)                                   $  1,009       $  2,391       $  5,276       $  8,969
-------------------------------------------------------------------------------------------------------------------------
(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.

[Graphic Omitted] Fund Performance
                  ----------------
                  Nvest High Income Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A

                                                                                   YEAR ENDED DECEMBER 31, YEAR
                                                                  1994          1995          1996          1997           1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                          $  10.06      $   8.89      $   8.98      $   9.42      $   9.94
                                                                --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.88          0.88          0.84          0.87          0.92
Net Realized and Unrealized Gain (Loss) on Investments             (1.19)         0.13          0.44          0.52         (1.08)
                                                                --------      --------      --------      --------      --------
Total From Investment Operations                                   (0.31)         1.01          1.28          1.39         (0.16)
                                                                --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                           (0.86)        (0.88)        (0.83)        (0.87)        (0.92)
Distributions in Excess of Net Investment Income                    0.00         (0.04)        (0.01)         0.00          0.00
                                                                --------      --------      --------      --------      --------
Total Distributions                                                (0.86)        (0.92)        (0.84)        (0.87)        (0.92)
                                                                --------      --------      --------      --------      --------
Net Asset Value, End of the Period                              $   8.89      $   8.98      $   9.42      $   9.94      $   8.86
                                                                ========      ========      ========      ========      ========
TOTAL RETURN (%) (C)                                                (3.3)         11.8          14.9          15.4          (1.8)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(b)            1.60          1.60          1.53          1.36          1.32
Ratio of Net Investment Income to Average Net Assets (%)            9.18          9.71          9.32          9.03          9.81
Portfolio Turnover Rate (%)                                           33            30           134            99            75
Net Assets, End of the Year (000)                               $ 33,673      $ 39,148      $ 42,992      $ 62,739      $ 73,023
--------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                                                 1.83            1.72            1.69         --              --
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Computed on an annualized basis.
The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisers, L.P. Effective  July 1, 1996, Loomis, Sayles & Company, L.P.
became the subadviser to the Fund.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                               CLASS B

                                                                                         ENDED DECEMBER 31,
                                                                  1994           1995         1996          1997          1998
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                          $  10.06      $   8.88      $   8.98      $   9.42      $   9.93
                                                                --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.79          0.83          0.79          0.80          0.85
Net Realized and Unrealized Gain (Loss) on Investments             (1.18)         0.13          0.42          0.51         (1.08)
                                                                --------      --------      --------      --------      --------
Total From Investment Operations                                   (0.39)         0.96          1.21          1.31         (0.23)
                                                                --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                           (0.78)        (0.81)        (0.76)        (0.80)        (0.85)
Distributions in Excess of Net Investment Income                   (0.01)        (0.05)        (0.01)         0.00          0.00
                                                                --------      --------      --------      --------      --------
Total Distributions                                                (0.79)        (0.86)        (0.77)        (0.80)        (0.85)
                                                                --------      --------      --------      --------      --------
Net Asset Value, End of the Period                              $   8.88      $   8.98      $   9.42      $   9.93      $   8.85
                                                                ========      ========      ========      ========      ========
TOTAL RETURN (%) (C)                                                (4.0)         11.2          14.1          14.4          (2.5)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(b)            2.25          2.25          2.19          2.11          2.07
Ratio of Net Investment Income to Average Net Assets (%)            8.53          8.96          8.33          8.28          9.06
Portfolio Turnover Rate (%)                                           33            30           134            99            75
Net Assets, End of the Year (000)                               $  5,233      $ 10,625      $ 17,767      $ 42,401      $ 60,322
-----------------------------------------------------------------------------------------------------------------------------------
(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                                                    2.48          2.37           2.35           --            --
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Computed on an annualized basis.
The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisers, L.P. Effective  July 1, 1996, Loomis, Sayles & Company, L.P.
became the subadviser to the Fund.

------------------------------------------------------------------------------------
                                                                      CLASS C
                                                                 MARCH 2, 1998(A)
                                                                     THROUGH
                                                                   DECEMBER 31, 1998
------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year                                $   9.96
                                                                      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                     0.69
Net Realized and Unrealized Gain (Loss) on Investments                   (1.08)
                                                                      --------
Total From Investment Operations                                         (0.39)
                                                                      --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income                                 (0.72)
Distributions in Excess of Net Investment Income                          0.00
                                                                      --------
Total Distributions                                                      (0.72)
                                                                      --------
Net Asset Value, End of the Period                                    $   8.85
                                                                      ========
TOTAL RETURN (%) (C)                                                      (4.1)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(b)                  2.07(d)
Ratio of Net Investment Income to Average Net Assets (%)                  9.06(d)
Portfolio Turnover Rate (%)                                                 75
Net Assets, End of the Year (000)                                     $  7,732
-------------------------------------------------------------------------------------
(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                                                            --
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class
    B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Computed on an annualized basis.
The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisers, L.P.
Effective  July 1, 1996, Loomis, Sayles & Company, L.P. became the subadviser to the Fund.

[Graphic Omitted] Fund Performance
                  ----------------
                  NVEST STRATEGIC INCOME FUND

                                                                                       CLASS A
                                                             MAY 1,(A)
                                                              THROUGH
                                                            DECEMBER 31,                  YEAR ENDED DECEMBER 31,
                                                               1995               1996            1997             1998
Net Asset Value, Beginning of the Period                     $  12.50           $  12.99        $  13.36         $  13.42
                                                             --------           --------        --------         --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.74               1.05            1.01             1.05
Net Realized and Unrealized Gain (Loss) on Investments           0.49               0.73            0.21            (1.30)
                                                             --------           --------        --------         --------
Total From Investment Operations                                 1.23               1.78            1.22            (0.25)
                                                             --------           --------        --------         --------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                            (0.73)             (1.05)          (1.01)           (1.05)
Distributions in Excess of Net Investment Income                (0.01)              0.00            0.00             0.00
Distributions From Net Realized Capital Gains                    0.00              (0.36)          (0.15)           (0.70)
Distributions in Excess of Net Realized Capital Gains            0.00               0.00            0.00            (0.05)
                                                             --------           --------        --------         --------
Total Distributions                                             (0.74)             (1.41)          (1.16)           (1.80)
                                                             --------           --------        --------         --------
Net Asset Value, End of the Period                           $  12.99           $  13.36        $  13.42         $  11.37
                                                             ========           ========        ========         ========
TOTAL RETURN (%) (C)                                             10.3               14.5             9.3             (1.7)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(d)         0.93(b)            0.96            1.18             1.19
Ratio of Net Investment Income to Average Net Assets (%)         8.75(b)            8.23            7.36             8.33
Portfolio Turnover Rate (%)                                        22                 52              37               33
Net Assets, End of the Period (000)                          $ 36,939           $ 90,729        $144,706         $127,306

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                                              1.58(b)               1.31             --                --

                                                                                         CLASS B
                                                               MAY 1,(A)
                                                               THROUGH
                                                             DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                                1995               1996            1997             1998
Net Asset Value, Beginning of the Period                      $  12.50           $  12.99        $  13.36         $  13.42
                                                              --------           --------        --------         --------
Income from investment operations
Net Investment Income                                             0.68               0.95            0.91             0.95
Net Realized and Unrealized Gain (Loss) on Investments            0.49               0.73            0.21            (1.30)
                                                              --------           --------        --------         --------
Total From Investment Operations                                  1.17               1.68            1.12            (0.35)
                                                              --------           --------        --------         --------
Less Distributions Dividends From Net Investment Income          (0.67)             (0.95)          (0.91)           (0.95)
Distributions in Excess of Net Investment Income                 (0.01)              0.00            0.00             0.00
Distributions From Net Realized Capital Gains                     0.00              (0.36)          (0.15)           (0.70)
Distributions in Excess of Net Realized Capital Gains             0.00               0.00            0.00            (0.05)
                                                              --------           --------        --------         --------
Total Distributions                                              (0.68)             (1.31)          (1.06)           (1.70)
                                                              --------           --------        --------         --------
Net Asset Value, End of the Period                            $  12.99           $  13.36        $  13.42         $  11.37
                                                              ========           ========        ========         ========
Total Return (%) (c)                                               9.7               13.7             8.5             (2.5)
Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets (%)(d)          1.68(b)            1.71            1.93             1.94
Ratio of Net Investment Income to Average Net Assets (%)          8.00(b)            7.48            6.61             7.58
Portfolio Turnover Rate (%)                                         22                 52              37               33
Net Assets, End of the Period (000)                           $ 38,767           $ 93,408        $146,083         $134,049

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                                                  2.33(b)            2.06             --               --

                                                                                          CLASS C
                                                               MAY 1,(A)
                                                               THROUGH
                                                              DECEMBER 31,                   YEAR ENDED DECEMBER 31,
                                                                 1995               1996            1997            1998
Net Asset Value, Beginning of the Period                       $  12.50           $  12.99        $  13.35        $  13.41
                                                               --------           --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                              0.67               0.95            0.91            0.95
Net Realized and Unrealized Gain (Loss) on Investments             0.49               0.72            0.21           (1.30)
                                                               --------           --------        --------        --------
Total From Investment Operations                                   1.16               1.67            1.12           (0.35)
                                                               --------           --------        --------        --------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                              (0.66)             (0.95)          (0.91)          (0.95)
Distributions in Excess of Net Investment Income                  (0.01)              0.00            0.00            0.00
Distributions From Net Realized Capital Gains                      0.00              (0.36)          (0.15)          (0.70)
Distributions in Excess of Net Realized Capital Gains              0.00               0.00            0.00           (0.05)
                                                               --------           --------        --------        --------
Total Distributions                                               (0.67)             (1.31)          (1.06)          (1.70)
                                                               --------           --------        --------        --------
Net Asset Value, End of the Period                             $  12.99           $  13.35        $  13.41        $  11.36
                                                               ========           ========        ========        ========
TOTAL RETURN (%) (C)                                                9.7               13.6             8.5            (2.5)
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)(d)           1.68(b)            1.71            1.93            1.94
Ratio of Net Investment Income to Average Net Assets (%)           8.00(b)            7.48            6.61            7.58
Portfolio Turnover Rate (%)                                          22                 52              37              33
Net Assets, End of the Period (000)                            $ 12,252           $ 31,746        $ 56,515        $ 45,457

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                                                   2.33(b)            2.06             --              --

[graphic omitted] Fund Performance
                  ----------------
                  NVEST LIMITED TERM U.S. GOVERNMENT FUND

                                                                                          CLASS A
                                                                                  YEAR ENDED DECEMBER 31,
                                                            1994            1995            1996            1997            1998
Net Asset Value, Beginning of Year                        $  12.49        $  11.49        $  12.10        $  11.55        $  11.64
                                                          --------        --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.82            0.86            0.81            0.72            0.67
Net Realized and Unrealized Gain (Loss) on Investments       (1.10)           0.59           (0.54)           0.09            0.06
                                                                          --------        --------        --------        --------

Total From Investment Operations                             (0.28)           1.45            0.27            0.81            0.73
                                                          --------        --------        --------        --------        --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income (0.72)              (0.84)          (0.82)          (0.72)          (0.67)          (0.64)
Distributions in Excess of Net Investment Income              0.00            0.00            0.00            0.00            0.00
                                                          --------        --------        --------        --------        --------
Total Distributions                                          (0.72)          (0.84)          (0.82)          (0.72)          (0.67)
                                                          --------        --------        --------        --------        --------
Net Asset Value, End of the Year                          $  11.49        $  12.10        $  11.55        $  11.64
                                                          ========        ========        ========        ========
TOTAL RETURN (%) (A)                                          (2.3)           13.0             2.4             7.3             6.5
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)         1.18            1.22            1.25            1.28            1.31
Ratio of Net Investment Income to Average Net Assets (%)      6.80            7.18            7.13            6.40            5.81
Portfolio Turnover Rate (%)                                    244             247             327             533           1,376
Net Assets, End of Year (000)                             $412,399        $361,520        $276,178        $222,185        $194,032

                                                                                          CLASS B
                                                                                  YEAR ENDED DECEMBER 31,
                                                           1994            1995            1996            1997            1998
Net Asset Value, Beginning of Year                       $  12.49        $  11.48        $  12.09        $  11.54        $  11.62
                                                         --------        --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.71            0.76            0.73            0.65            0.60
Net Realized and Unrealized Gain (Loss) on Investments      (1.08)           0.61           (0.54)           0.08            0.07
                                                         --------        --------        --------        --------        --------

Total From Investment Operations                            (0.37)           1.37            0.19            0.73            0.67
                                                         --------        --------        --------        --------        --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income (0.72)             (0.76)          (0.74)          (0.65)          (0.60)          (0.65)
Distributions in Excess of Net Investment Income             0.00            0.00            0.00            0.00            0.00
                                                         --------        --------        --------        --------        --------
Total Distributions                                         (0.64)          (0.76)          (0.74)          (0.65)          (0.60)
                                                         --------        --------        --------        --------        --------
Net Asset Value, End of the Year                         $ 11.70 $ 11.48 $  12.09        $  11.54        $  11.62        $  11.69
                                                         ======= ======= ========        ========        ========        ========
TOTAL RETURN (%) (A)                                         (2.9)           12.3             1.7             6.5             5.9
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)        1.83            1.87            1.90            1.93            1.96
Ratio of Net Investment Income to Average Net Assets (%)     6.15            6.53            6.48            5.75            5.16
Portfolio Turnover Rate (%)                                   244             247             327             533           1,376
Net Assets, End of Year (000)                            $ 11,891        $ 18,056        $ 18,503        $ 16,060        $ 18,116

                                                                                     CLASS C
                                                                             YEAR ENDED DECEMBER 31,
                                                               1995            1996            1997            1998
Net Asset Value, Beginning of Year                           $  11.48        $  12.10        $  11.54        $  11.63
                                                             --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.64            0.75            0.65            0.60
Net Realized and Unrealized Gain (Loss) on Investments           0.64           (0.57)           0.09            0.07
                                                             --------        --------        --------        --------
                                                                                                             --------
Total From Investment Operations                                 1.28            0.18            0.74            0.67
                                                             --------        --------        --------        --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income (0.72)                 (0.74)          (0.65)          (0.60)
Distributions in Excess of Net Investment Income                (0.01)           0.00            0.00            0.00
                                                             --------        --------        --------        --------
Total Distributions                                             (0.66)          (0.74)          (0.65)          (0.60)
                                                             --------        --------        --------        --------
Net Asset Value, End of the Year                             $  12.10        $  11.54        $  11.63        $  11.70
                                                             ========        ========        ========        ========
TOTAL RETURN (%) (A)                                             11.4             1.6             6.6             5.9
RATIOS/SUPPLEMENTAL DATA
 Ratio of Operating Expenses to Average Net Assets (%)           1.87            1.90            1.93            1.96
Ratio of Net Investment Income to Average Net Assets (%)         6.53            6.48            5.75            5.16
Portfolio Turnover Rate (%)                                       247             327             533           1,376
Net Assets, End of Year (000)                                $  5,936        $ 14,903        $ 15,699        $ 13,962

(a) A sales charge for Class A shares and a contingent deferred sales charges for Class B and C shares is not reflected in total return calculations.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST GOVERNMENT SECURITIES FUND

                                                   CLASS A                                          CLASS B
                                             YEAR ENDED DECEMBER 31,                          YEAR ENDED DECEMBER 31,
                                  1994      1995      1996      1997      1998      1994      1995      1996      1997      1998
Net Asset Value, Beginning of
  the Year                      $  11.75  $  10.43  $  11.73  $  11.08  $  11.56  $  11.75  $  10.43  $  11.74  $  11.08  $  11.56
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income               0.69      0.74      0.71      0.62      0.68      0.60      0.65      0.63      0.54      0.58
Net Realized and Unrealized
  Gain (Loss) on Investments       (1.32)     1.29     (0.64)     0.48      0.33     (1.32)     1.30     (0.65)     0.48      0.34
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total From Investment Operations   (0.63)     2.03      0.07      1.10      1.01     (0.72)     1.95     (0.02)     1.02      0.92
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
Distributions From Net
  Investment Income                (0.69)    (0.73)    (0.72)    (0.62)    (0.67)    (0.60)    (0.64)    (0.64)    (0.54)    (0.58)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total Distributions                (0.69)    (0.73)    (0.72)    (0.62)    (0.67)    (0.60)    (0.64)    (0.64)    (0.54)    (0.58)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value, End of the Year$  10.43  $  11.73  $  11.08  $  11.56  $  11.90  $  10.43  $  11.74  $  11.08  $  11.56  $  11.90
                                ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
TOTAL RETURN (%) (A)                (5.5)     20.0       0.8      10.3       9.0      (6.2)     19.2      (0.1)      9.5       8.2
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
  Average Net Assets (%)            1.29      1.35      1.32      1.36      1.38      2.04      2.10      2.07      2.11      2.13
Ratio of Net Investment Income
  to Average Net Assets (%)         6.66      6.69      6.45      5.63      5.80      5.91      5.94      5.70      4.88      5.05
Portfolio Turnover Rate (%)          809       559       462       391       106       809       559       462       391       106
Net Assets, End of the
  Year (000)                    $147,986  $147,503  $120,607  $103,583  $103,032  $  2,760  $  4,858  $  5,385  $  5,654  $  9,657

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares is not reflected in total return calculations.

[graphic omitted] Fund Performance
                  ----------------
                  NVEST MUNICIPAL INCOME FUND

                                                   CLASS A                                           CLASS B
                                             YEAR ENDED DECEMBER 31,                           YEAR ENDED DECEMBER 31,
                                  1994      1995      1996      1997      1998      1994      1995      1996      1997      1998
Net Asset Value, Beginning of
  the Year                      $   7.87  $   6.85  $   7.60  $   7.53  $   7.75  $   7.86  $   6.85  $   7.60  $   7.53  $   7.75
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income               0.39      0.42      0.41      0.40      0.39      0.34      0.36      0.35      0.34      0.33
Net Realized and Unrealized
  Gain (Loss) on Investments       (1.01)     0.74     (0.07)     0.23      0.01     (1.01)     0.74     (0.07)     0.23      0.01
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total From Investment
  Operations                       (0.62)     1.16      0.34      0.63      0.40     (0.67)     1.10      0.28      0.57      0.34
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
Distributions From Net
  Investment Income                (0.40)    (0.41)    (0.41)    (0.41)    (0.39)    (0.34)    (0.35)    (0.35)    (0.35)    (0.33)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total Distributions                (0.40)    (0.41)    (0.41)    (0.41)    (0.39)    (0.34)    (0.35)    (0.35)    (0.35)    (0.33)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value, End of
  the Year                      $   6.85  $   7.60  $   7.53  $   7.75  $   7.76  $   6.85  $   7.60  $   7.53  $   7.75  $   7.76
                                ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

TOTAL RETURN (%) (A)                (8.0)     17.2       4.6       8.6       5.3      (8.6)     16.3      (3.9)      7.8       4.5
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
  Average Net Assets (%)            0.92      0.93      0.92      0.93      0.93      1.67      1.68      1.67      1.68      1.68
Ratio of Net Investment Income
  to Average Net Assets (%)         5.44      5.52      5.46      5.19      5.03      4.69      4.77      4.71      4.44      4.28
Portfolio Turnover Rate (%)           88        93        24        14        26        88        93        24        14        26
Net Assets, End of the
  Year (000)                    $184,202  $195,301  $180,983  $177,099  $172,643  $  7,997  $ 12,069  $ 12,568  $ 13,356  $ 15,878

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares is not reflected in total return calculations.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation
(i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value, of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

If you would like more information about
 the Funds, the following documents are
      available free upon request:

ANNUAL AND SEMIANNUAL REPORTS -- Provide
additional information about each Fund's
  investments. Each report includes a
discussion of the market conditions and                          NVEST FUNDS
investment strategies that significantly                         BOND FUNDS
 affected the Fund's performance during
         its last fiscal year.                                Nvest Short Term
                                                            Corporate Income Fund
  STATEMENT OF ADDITIONAL INFORMATION
    (SAI) -- Provides more detailed                        Nvest Bond Income Fund
 information about the Funds, has been
 filed with the Securities and Exchange                    Nvest High Income Fund
Commission and is incorporated into this
        Prospectus by reference.                         Nvest Strategic Income Fund

To order a free copy of a Fund's annual                      Nvest Limited Term
or semiannual report or its SAI, contact                    U.S. Government Fund
 your financial representative, or the
               Funds at:                              Nvest Government Securities Fund

      Nvest Funds Distributor, L.P.                      Nvest Municipal Income Fund
           399 Boylston Street
       Boston, Massachusetts 02116
         Telephone: 800-225-5478
      Internet: www.nvestfunds.com

 Your financial representative or Nvest
Funds will also be happy to answer your
 questions or to provide any additional
   information that you may require.

 You can review the Funds' reports and
SAIs at the Public Reference Room of the
  Securities and Exchange Commission.
Text-only copies are available free from
     the Commission's Web site at:
              www.sec.gov.

 Copies of these publications are also
   available for a fee by writing or
calling the Public Reference Room of the
    SEC, Washington, D.C. 20549-6009
        Telephone: 800-SEC-0330

Nvest Funds Distributor, L.P., and other
firms selling shares of Nvest Funds are
 members of the National Association of
 Securities Dealers, Inc. (NASD). As a
service to investors, the NASD has asked
 that we inform you of the availability
 of a brochure on its Public Disclosure
Program. The program provides access to
 information about securities firms and
  their representatives. Investors may
obtain a copy by contacting the NASD at
 800-289-9999 or by visiting their Web               (Investment Company Act File No. 811-4323)
         site at www.NASDR.com.                      (Investment Company Act File No. 811-242)
-----------------------------------------------------------------------------------------------
                                                                        XB51-0200

Nvest Funds(SM)
     Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

Nvest
Bond Funds


[Graphic Omitted]


The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

--------------------------------------------------------------------------------
CLASS Y SHARES OF:

CORPORATE INCOME
 Nvest Short Term Corporate Income Fund
  Back Bay Advisors, L.P.
 Nvest Bond Income Fund
  Back Bay Advisors, L.P.
 Nvest High Income Fund
  Loomis, Sayles & Company, L.P.
 Nvest Strategic Income Fund
  Loomis, Sayles & Company, L.P.

GOVERNMENT INCOME
 Nvest Limited Term U.S. Government Fund
  Back Bay Advisors, L.P.
 Nvest Government Securities Fund
  Back Bay Advisors, L.P.
--------------------------------------------------------------------------------

PROSPECTUS

May 3, 1999
(as revised February 1, 2000)

                    WHAT'S INSIDE

[Graphic Omitted]   Goals, Strategies & Risks
                    Page 1
--------------------------------------------------------------------------------
[Graphic Omitted]   Fund Fees & Expenses
                    Page 13
--------------------------------------------------------------------------------
[Graphic Omitted]   Management Team
                    Page 16
--------------------------------------------------------------------------------
[Graphic Omitted]   Fund Services
                    Page 18
--------------------------------------------------------------------------------
[Graphic Omitted]   Fund Performance
                    Page 25
--------------------------------------------------------------------------------

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

GOALS, STRATEGIES & RISKS
Nvest Short Term Corporate Income Fund ....................................    1
Nvest Bond Income Fund ....................................................    3
Nvest High Income Fund ....................................................    5
Nvest Strategic Income Fund ...............................................    7
Nvest Limited Term U.S. Government Fund ...................................    9
Nvest Government Securities Fund ..........................................   11

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses ......................................................   13
--------------------------------------------------------------------------------
More About Risk
--------------------------------------------------------------------------------
More About Risk ...........................................................   15
--------------------------------------------------------------------------------
Management Team
--------------------------------------------------------------------------------
Meet the Funds' Investment Advisers and Subadvisers .......................   16
Meet the Funds' Portfolio Managers ........................................   17
--------------------------------------------------------------------------------
Fund Services
--------------------------------------------------------------------------------
It's Easy to Open an Account ..............................................   18
Buying Shares .............................................................   19
Selling Shares ............................................................   20
Selling Shares in Writing .................................................   21
Exchanging Shares .........................................................   22
Restrictions on Buying, Selling and Exchanging Shares Shares ..............   22
How Fund Shares Are Priced ................................................   23
Dividends and Distributions ...............................................   24
Tax Consequences ..........................................................   24
Compensation to Securities Dealers ........................................   24
--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Short Term Corporate Income Fund ....................................   25
Nvest Bond Income Fund ....................................................   26
Nvest High Income Fund ....................................................   27
Nvest Strategic Income Fund ...............................................   28
Nvest Limited Term U.S. Government Fund ...................................   29
Nvest Government Securities Fund ..........................................   30
Glossary of Terms .........................................................   31

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  -------------------------          Stability  Income  Growth
                  Nvest SHORT TERM                   ---------------------------
                          CORPORATE INCOME FUND      High
                                                         --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.             Mod.   X        X
            ("Nvest Management")                         --------- ------ ------
                                                     Low                     X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                           DURATION
                                                         Short      Int.   Long
MANAGER:    J. Scott Nicholson and                   ---------------------------
            Richard G. Raczkowski                    High     X
                                                         --------- ------ ------
CATEGORY:   Corporate Income                         Mod.
                                                         --------- ------ ------
                                                     Low

INVESTMENT GOAL
The Fund seeks a high level of current income consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund intends to invest in corporate bonds and will invest at least 10% of its assets in U.S. government and agency securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign securities and up to 10% of its assets in securities denominated in foreign currencies. It may also invest up to 10% of its assets in lower-rated bonds (rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks corporate or U.S. government securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:

x average credit rating of "A" by S&P or Moody's x average maturity of 3 years or less

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook on the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the corporate marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The short-term nature of the Fund's investments creates the opportunity for greater price stability in addition to the conservative income-producing capabilities of higher quality fixed-income securities.

The Fund may:

o Invest in mortgage-related securities, collateralized mortgage obligations, asset-backed securities and zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Short Term Corporate Income Fund. The returns shown are those of the Fund's Class A and B shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A and B shares and would only differ to the extent that the classes do not have the same expenses. The Fund, formerly known as Adjustable Rate U.S. Government Fund, changed its name and investment policies on December 1, 1998. The Fund is still managed by the same subadviser and portfolio manager. The bar chart and table reflect results achieved under different investment policies prior to December 1, 1998. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since the Fund's first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                       (total return)
                  1992                 4.9%
                  1993                 4.0%
                  1994                 0.8%
                  1995                 8.6%
                  1996                 5.8%
                  1997                 6.2%
                  1998                 4.0%

/\ Highest Quarterly Return: First Quarter 1995, up 3.4%
\/ Lowest Quarterly Return: Fourth Quarter 1994, down 0.1%

The table below shows the Fund's average annual total returns for the one- year, five-year and since-inception periods compared to those of the Lehman Adjustable Rate Mortgage (ARM) Index, an unmanaged index of adjustable rate mortgages of short to intermediate maturities and the Lehman Mutual Fund Short (1-5) Investment Grade Debt Index, an unmanaged index of corporate bonds with maturities between one and five years. They are also compared to the Lipper Adjustable Rate Mortgage (ARM) Average, the Lipper Short Term Investment Grade Average, the Morningstar Short Government Average and the Morningstar Short Term Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. The Fund changed investment policies and comparative indices on December 7, 1998. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge you pay when you buy or redeem the Fund's shares. The Lehman percentages have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper and Morningstar percentages have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS
  (for the periods ended December 31, 1998)                                         SINCE CLASS A  SINCE CLASS B  SINCE CLASS C
                                                        PAST 1 YEAR  PAST 5 YEARS     INCEPTION     INCEPTION       INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
NVEST SHORT TERM CORPORATE INCOME FUND

(formerly Adjustable Rate U.S. Government Fund)
    Class A (inception 10/18/91)                            0.9%          4.4%          4.5%
    Class B (inception 9/13/93)                            -1.6%          3.9%                        3.9%
    Class C (inception 12/7/98)                                                                                       -0.7%

    Lehman ARM Index                                        5.3%          6.1%          N/A           5.9%             N/A
    Lipper ARM Average                                      4.0%          5.0%          4.8%          4.8%             N/A
    Morningstar Short Government Average                    6.1%          5.2%          5.6%          5.0%             N/A
    Lehman MF Short (1-5) Investment Grade Index            7.6%          6.7%          7.3%          6.5%             N/A
    Lipper Short Term Average                               5.8%          5.4%          5.9%          5.3%             N/A
    Morningstar ST Bond Average                             6.3%          5.5%          6.1%          5.2%             N/A
-------------------------------------------------------------------------------------------------------------------------------
                 Each Index is calculated from 10/31/91 for Class A shares and from 9/30/93 for Class B Shares.
                      For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  -------------------------          Stability  Income  Growth
                  Nvest BOND INCOME                  ---------------------------
                         FUND                        High            X
                                                         --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.             Mod.   X
            ("Nvest Management")                         --------- ------ ------
                                                     Low                     X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                           DURATION
                                                         Short      Int.   Long
MANAGER:    Peter W. Palfrey and                     ---------------------------
            Richard G. Raczkowski                    High            X
                                                         --------- ------ ------
CATEGORY:   Corporate Income                         Mod.
                                                         --------- ------ ------
                                                     Low

                                              TICKER SYMBOL:   CLASS Y
                                                               -------
                                                               NERYX

INVESTMENT GOAL
The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") and Baa or higher by Moody's Investors Service, Inc. ("Moody's")) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's).

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

x the relationship between cash flows and dividend obligations x the experience and perceived strength of management x price responsiveness of the security to interest rate changes x earnings prospects x debt as a percentage of assets U borrowing requirements and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms or specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify issuers that it believes will add a quality income investment to the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's economic outlook is solid. This may create an opportunity for higher yields.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may:

o Invest in foreign securities, but only when Back Bay Advisors believes the risks are minimal compared to the risks of investing in U.S. securities.

o Invest in zero-coupon bonds.

o Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Bond Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered class Y shares. The returns for Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

                       (total return)
                  1995                21.0%
                  1996                 4.6%
                  1997                11.4%
                  1998                 8.2%

/\ Highest Quarterly Return: Second Quarter 1995, up 7.5%
\/ Lowest Quarterly Return: First Quarter 1996, down 2.1%

The table below shows the Fund's average annual total returns for the one- year, and since-inception periods compared to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. The returns are also compared to the Lipper Intermediate Investment Grade Debt Average ("Lipper Int. Invest. Grade Debt Avg.") and the Morningstar Intermediate Bond Average ("Morningstar Int. Bond Avg."), each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Int. Invest. Grade Debt Avg. and Morningstar Int. Bond Avg. returns have been adjusted for these expenses.

--------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)                 PAST 1 YEAR  SINCE INCEPTION
--------------------------------------------------------------------------------------
Nvest Bond Income Fund: Class Y (inception 12/30/94)           8.2%         11.1%
  Lehman Aggregate Bond Index                                  8.7%          8.9%
  Lipper Int. Invest. Grade Debt Avg                           7.2%          8.9%
  Morningstar Int. Bond Avg                                    7.4%          9.0%
--------------------------------------------------------------------------------------
For actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

[Graphic Omitted] Goals, Strategies & Risks                 FUND FOCUS
                  -------------------------          Stability  Income  Growth
                  Nvest HIGH INCOME                  ---------------------------
                        FUND                         High            X
                                                         --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.             Mod.                    X
            ("Nvest Management")                         --------- ------ ------
                                                     Low     X
SUBADVISER: Loomis, Sayles & Company, L.P.
            ("Loomis Sayles")                               DURATION
                                                         Short      Int.   Long
MANAGER:    Gary L. Goodenough                       ---------------------------
                                                     High
CATEGORY:   Corporate Income                             --------- ------ ------
                                                     Mod.
                                                         --------- ------ ------
                                                     Low             X

INVESTMENT GOAL
The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes market timing or interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as:

x issuer debt and debt maturity schedules x earnings prospects x responsiveness to changes in interest rates x experience and perceived strength of management x borrowing requirements and liquidation value x market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio manager takes advantage of these extensive resources to identify securities that meet the Funds investment criteria.

o Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

o Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

o Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities. The Fund's portfolio will generally include 45 to 50 holdings across many industries.

 The Fund may:

o Invest in zero-coupon or pay-in-kind securities.

o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

o Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest High Income Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future. The Fund's current subadviser assumed that function on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to July 1, 1996.
The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                         (total return)
                  1989                     3.3%
                  1990                   -13.1%
                  1991                    36.3%
                  1992                    15.8%
                  1993                    16.5%
                  1994                    -3.3%
                  1995                    11.8%
                  1996                    14.9%
                  1997                    15.4%
                  1998                    -1.8%

/\ Highest Quarterly Return: First Quarter 1991, up 11.6%
\/ Lowest Quarterly Return: Fourth Quarter 1990, down 9.0%

The table below shows the Fund's average annual total returns for the one- year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman High Yield Composite Index, a market- weighted unmanged index of fixed-rate, noninvestment grade debt. They are also compared to the Lipper High Current Yield and Morningstar High Yield Bond Averages, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper High Current Yield Average and Morningstar High Yield Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------------------------------------------------- *Since
AVERAGE ANNUAL TOTAL RETURNS                                                                                               inception
(for the periods ended December 31, 1998)                                  PAST 1 YEAR       PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------------------------------------------------
Nvest High Income Fund: Class A (inception 2/22/84)                            -6.2%             6.1%             8.3%
      Lehman High Yield Composite Index                                         1.8%             8.7%            10.6%
      Lipper High Current Yield Average                                        -2.0%             6.7%             8.8%
      Morningstar High Yield Bond Average                                      -0.7%             7.3%             9.3%

Nvest High Income Fund: Class B (inception 9/20/93)                            -7.0%             6.0%             6.7%*
      Lehman High Yield Composite Index (calculated from 9/30/93)               1.8%             8.7%             9.1%*
      Lipper High Current Yield Average (calculated from 9/30/93)              -2.0%             6.7%             7.3%*
      Morningstar High Yield Bond Average (calculated from 9/30/93)            -0.7%             7.3%             8.1%*

Nvest High Income Fund: Class C (inception 3/2/98)                             -5.0%*
      Lehman High Yield Composite Index                                        -0.5%*
      Lipper High Current Yield Average                                        -3.4%*
      Morningstar High Yield Bond Average                                      -3.3%*
--------------------------------------------------------------------------------------------------------------------------
                     For expenses of Class Y Shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted] Goals, Strategies & Risks                FUND FOCUS
                  -------------------------         Stability  Income  Growth
                  Nvest STRATEGIC INCOME FUND       ---------------------------
                                                    High            X
ADVISER:    Nvest Funds Management, L.P.                --------- ------ ------
            ("Nvest Management")                    Mod.   X               X
                                                        --------- ------ ------
SUBADVISER: Loomis, Sayles & Company, L.P.          Low
            ("Loomis Sayles")
                                                           DURATION
MANAGERS:   Daniel J. Fuss and                          Short      Int.   Long
            Kathleen C. Gaffney                     ---------------------------
                                                    High
CATEGORY:   Corporate Income                            --------- ------ ------
                                                    Mod.                   X
                                                        --------- ------ ------
                                                    Low

                                      TICKER SYMBOL    CLASS Y
                                                       -------
                                                        NEZYX
INVESTMENT GOAL
The Fund seeks high current income with a secondary objective of capital growth.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest substantially all of its assets in debt instruments (including lower-quality securities) with a focus on U.S. corporate bonds. However, it may invest up to 100% of its assets in U.S. government securities or in foreign debt instruments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various bond segments based upon changing market conditions.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

x discounted share price compared to economic value x undervalued credit ratings with strong or improving credit profiles x longer duration

In selecting investments for the Fund, Loomis Sayles will generally employ the following strategies:

o It utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

o Loomis Sayles seeks to buy bonds at a discount -- bonds that offer a positive yield advantage over the market and in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

o Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach offers investors one-stop access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, U.S. government securities and foreign bonds.

o The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other bond segments as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

The Fund may:

o Invest in mortgage-backed securities, zero-coupon or pay-in-kind bonds, and stripped securities.

o Invest substantially in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

EQUITY SECURITIES: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro" currency. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-backed securities.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Strategic Income Fund. The returns shown are those of the Fund's Class A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Fund's past performance does not necessarily indicate how it will perform in the future. The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                          (total return)
                  1996                       14.5%
                  1997                        9.3%
                  1998                       -1.7%

/\ Highest Quarterly Return: Fourth Quarter 1998, up 7.3%
\/ Lowest Quarterly Return: Third Quarter 1998, down 10.6%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Aggregate Bond Index, a market-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools. They are also compared to the Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper Multi-Sector Income Average and Morningstar Multi-Bond Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    SINCE
(FOR THE PERIODS ENDED DECEMBER 31, 1998)      PAST 1 YEAR    INCEPTION
--------------------------------------------------------------------------------
Nvest Strategic Income Fund: Class A
  (inception 5/1/95)                            -6.1%           7.3%
  Lehman Aggregate Bond Index                    8.7%           9.0%
  Lipper Multi-Sector Income Average             1.3%           8.5%
  Morningstar Multi-Bond Average                 1.2%           8.4%

Nvest Strategic Income Fund: Class B
  (inception 5/1/95)                            -6.7%           7.3%
  Lehman Aggregate Bond Index                    8.7%           9.0%
  Lipper Multi-Sector Income Average             1.3%           8.5%
  Morningstar Multi-Bond Average                 1.2%           8.4%
Nvest Strategic Income Fund: Class C
  (inception 5/1/95)                            -3.3%           7.8%
  Lehman Aggregate Bond Index                    8.7%           9.0%
  Lipper Multi-Sector Income Average             1.3%           8.5%
  Morningstar Multi-Bond Average                 1.2%           8.4%

For the expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."
--------------------------------------------------------------------------------

[graphic omitted] Goals, Strategies & Risks                FUND FOCUS
                  -------------------------         Stability  Income  Growth
                  Nvest LIMITED TERM                ---------------------------
                    U.S. GOVERNMENT FUND            High   x        x
                                                        --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.            Mod.
            ("Nvest Management")                        --------- ------ ------
                                                    Low                     X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                          DURATION
                                                        Short      Int.   Long
MANAGERS:   Subadviser Team                         ---------------------------
                                                    High            X
CATEGORY:   Government Income                           --------- ------ ------
                                                    Mod.
                                                        --------- ------ ------
                                                    Low

                                      TICKER SYMBOL    CLASS Y
                                                       -------
                                                        NELYX

INVESTMENT GOAL
The Fund seeks a high current return consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest primarily in U.S. government securities, including U.S. Treasury bills, notes and bonds, pass through mortgage securities issued or guaranteed by U.S. government agencies and zero-coupon bonds.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending upon market conditions:

X average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or
  "Aaa" by Moody's Investors Service, Inc., ("Moody's")
X duration range of 2 to 4 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors continuously analyzes an issuer's creditworthiness to identify those issuers that it believes will add a quality income investment to the Fund.

o It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

o Back Bay Advisors seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may:

o Invest in asset-backed securities rated AAA by S&P or Aaa by Moody's.

o Engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE-AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Limited Term U.S. Government Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A, B and C shares are generally lower than the Class Y returns shown in the bar chart because of the sales charges and higher expenses of those classes.

                          (total return)
                  1995                       13.3%
                  1996                        2.8%
                  1997                        7.5%
                  1998                        6.9%

/\ Highest Quarterly Return: Third Quarter 1998, up 4.8%
\/ Lowest Quarterly Return: First Quarter 1996, down 1.1%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years. The returns are also compared to the Lipper Short Intermediate U.S. Government Average ("Lipper Short Int. U.S. Gov't Average") and the Morningstar Short Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper Short Int. U.S. Gov't Average and the Morningstar Short Government Average returns have been adjusted for these expenses.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1998)                               SINCE
                                                  PAST 1 YEAR         INCEPTION
--------------------------------------------------------------------------------
Nvest Limited Term U.S. Government Fund:
  Class Y (inception 3/31/94)                       6.9%              6.3%
  Lehman Int. Gov't. Bond Index                     8.5%              7.2%
  Lipper Short Int. U.S. Gov't. Average             6.6%              6.1%
  Morningstar Short Government Average              6.1%              5.7%

For actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses.

[graphic omitted] Goals, Strategies & Risks                FUND FOCUS
                  -------------------------         Stability  Income  Growth
                  Nvest GOVERNMENT                  ---------------------------
                    SECURITIES FUND                 High            X
                                                        --------- ------ ------
ADVISER:    Nvest Funds Management, L.P.            Mod.   X
            ("Nvest Management")                        --------- ------ ------
                                                    Low                     X
SUBADVISER: Back Bay Advisors, L.P.
            ("Back Bay Advisors")                          DURATION
                                                        Short      Int.   Long
MANAGERS:   Subadviser Team                         ---------------------------
                                                    High                   X
CATEGORY:   Government Income                           --------- ------ ------
                                                    Mod.
                                                        --------- ------ ------
                                                    Low

                                      TICKER SYMBOL    CLASS Y
                                                       -------
                                                        NEUYX

INVESTMENT GOAL
The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest its assets in U.S. government securities, including U.S. Treasury bills, notes and bonds, and mortgage-backed securities issued or guaranteed by U.S. government agencies.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:

x average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa"
  by Moody's Investors Service, Inc.
x average maturity of 10 years or more

In selecting investments for the Fund's portfolio, Back Bay Advisors employsthe following strategies:

o Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

o Back Bay Advisors seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities.

The Fund may:

o Invest in zero-coupon bonds.

o Invest in mortgage-related securities, including collateralized mortgage obligations and stripped securities.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE-RELATED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Government Securities Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class A and B shares are generally lower than the Class Y returns shown in the bar chart, because of the sales charges and higher expenses of those classes.

                          (total return)
                  1995                       20.3%
                  1996                        1.1%
                  1997                       10.5%
                  1998                        9.3%

/\ Highest Quarterly Return: Second Quarter 1995, up 7.4%
\/ Lowest Quarterly Return: First Quarter 1996, down 3.1%

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of bonds that are issued by the U.S. government and its agencies and have maturities between one and ten years. The returns are also compared to the Lipper General Government Average ("Lipper General Govt. Average") and Morningstar Long Government Average, each an average of the total return of mutual funds with similar investment objectives as the Fund as calculated by Lipper Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Lipper General Gov't Average and the Morningstar Long Government Average have been adjusted for these expenses.

--------------------------------------------------------------------------------
Average Annual Total Returns
(for the periods ended December 31, 1998)                             SINCE
                                                 PAST 1 YEAR        INCEPTION
--------------------------------------------------------------------------------
  Nvest Government Securities Fund: Class Y
    (inception 3/31/94)                              9.3%              7.9%
    Lehman Gov't. Bond Index                         9.9%              8.3%
    Lipper General. Gov't. Average                   8.1%              7.3%
    Morningstar Long Government Average             11.4%              9.5%

For actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."
--------------------------------------------------------------------------------

[graphic omitted] FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                      ALL FUNDS
                                                       CLASS Y
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed
    on purchases                                        None
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load)                  None
--------------------------------------------------------------------------------
  Redemption fees                                       None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

------------------------------------------------------------------------------------------------------------------------------
                                      SHORT TERM CORPORATE INCOME FUND*             BOND INCOME FUND         HIGH INCOME FUND*
                                                  CLASS Y                               CLASS Y                    CLASS Y
------------------------------------------------------------------------------------------------------------------------------
  Management fees                                   0.55%                                 0.42%                      0.70%
  Distribution and/or service (12b-1) fees          0.00%                                 0.00%                      0.00%
  Other expenses                                    0.25%                                 0.34%                      0.37%
  Total annual fund operating expenses              0.80%                                 0.76%                      1.07%
  Fee waiver and/or expense reimbursement           0.35%**                               0.00%                      0.00%
  Net expenses                                      0.45%                                 0.76%                      1.07%

------------------------------------------------------------------------------------------------------------------------------
                                                                                        LIMITED TERM             GOVERNMENT
                                            STRATEGIC INCOME FUND                   U.S. GOVERNMENT FUND       SECURITIES FUND
                                                   CLASS Y                               CLASS Y                    CLASS Y
------------------------------------------------------------------------------------------------------------------------------
  Management fees                                   0.63%                                 0.65%                      0.65%
  Distribution and/or service (12b-1) fees          0.00%                                 0.00%                      0.00%
  Other expenses                                    0.31%                                 0.31%                      0.48%
  Total annual fund operating expenses              0.94%                                 0.96%                      1.13%
  Fee waiver and/or expense reimbursement           0.00%                                 0.00%                      0.00%
  Net expenses                                      0.94%                                 0.96%                      1.13%

 * Short Term Corporate Income Fund and High Income Fund currently do not offer Class Y shares.
** Nvest Management has given a binding undertaking to Short Term Corporate Income Fund to limit the amount of the Fund's total fund operating expenses to 0.45% of its average daily net assets for Class Y shares. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that: o You invest $10,000 in the Fund for the time periods indicated; o Your investment has a 5% return each year; and o The Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                  SHORT TERM
             CORPORATE INCOME FUND       BOND INCOME FUND      HIGH INCOME FUND
                    CLASS Y                  CLASS Y               CLASS Y
-------------------------------------------------------------------------------
  1 year              $   46                  $   78                $  109
  3 years             $  144                  $  243                $  340
  5 years             $  252                  $  422                $  590
  10 years            $  567                  $  942                $1,306

-------------------------------------------------------------------------------
                                         LIMITED TERM             GOVERNMENT
             STRATEGIC INCOME FUND    U.S. GOVERNMENT FUND     SECURITIES FUND
                    CLASS Y                  CLASS Y               CLASS Y
-------------------------------------------------------------------------------
  1 year              $   96                  $   98                $  115
  3 years             $  300                  $  306                $  359
  5 years             $  520                  $  531                $  622
  10 years            $1,155                  $1,178                $1,375

MORE ABOUT RISK

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

RISK OF SMALL CAPITALIZATION COMPANIES (Strategic Income Fund) These companies carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKET RISK (High Income, Strategic Income Funds) The risk associated with securities markets of smaller sizes or with short operating histories. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

RISKS OF OPTIONS, FUTURES AND SWAP CONTRACTS (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

CORRELATION RISK (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

EXTENSION RISK (Strategic Income, Bond Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

VALUATION RISK (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK (Strategic Income, Bond Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities or Real Estate Investment Trusts (REITs).

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (All Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by a Fund or the economy in general.

EURO CONVERSION (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by a Fund.

                                               Management Team [graphic omitted]
                                               ---------------
                           MEET THE FUNDS' INVESTMENT ADVISERS
                                               AND SUBADVISERS

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Class Y Shares of Nvest Bond Funds (the "Funds" or each a "Fund"), which along with Nvest Stock Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax-Exempt Money Market Trust constitute the "Money Market Funds."

NVEST FUNDS MANAGEMENT, L.P.

Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to the Funds. The subadvisers listed below make the Funds' investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds in 1998 as a percentage of each Fund's average daily net assets were 0.70% for High Income Fund, 0.63% for Strategic Income Fund, 0.42% for Bond Income Fund, 0.21% for Short Term Corporate Income Fund (after waiver or reimbursement), 0.65% for Limited Term U.S. Government Fund and 0.65% for Government Securities Fund.

SUBADVISERS

Back Bay Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser to Short Term Corporate Income Fund, Bond Income Fund, Limited Term U.S. Government Fund and Goverment Securities Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors. Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to High Income Fund and Strategic Income Fund. Loomis Sayles is a subsidiary of Nvest Companies. Founded in 1926, Loomis Sayles is one of America's oldest and largest investment advisory firms with over $71 billion in assets under management. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management, Back Bay Advisors or Loomis Sayles. In placing trades, Back Bay Advisors or Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

graphic omitted] Management Team
                 ---------------
                 MEET THE FUNDS' PORTFOLIO MANAGERS

DANIEL J. FUSS
Daniel Fuss has managed STRATEGIC INCOME FUND since May 1995. Mr. Fuss is Executive Vice President, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss is also a Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has 31 years of investment experience.

GARY L. GOODENOUGH
Gary Goodenough has managed HIGH INCOME FUND since July 1996. Mr. Goodenough is Vice President of Loomis Sayles and joined the company in 1993. He is a graduate of Dartmouth College, received his M.B.A. from the Wharton School, University of Pennsylvania and has 23 years of investment experience.

J. SCOTT NICHOLSON
Scott Nicholson has managed SHORT TERM CORPORATE INCOME FUND since October 1991, including when it was known as Adjustable Rate U.S. Government Fund. Mr. Nicholson is a Senior Vice President of Back Bay Advisors. He received his B.S. from Davidson College and his M.B.A. from Babson College and has over 21 years of investment experience.

KATHLEEN C. GAFFNEY
Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of STRATEGIC INCOME FUND since April 1996. Ms. Gaffney, a Chartered Financial Analyst, joined Loomis Sayles in 1984 and is now a Vice President of the company. She holds a B.A. from the University of Massachusetts at Amherst and has 14 years of investment experience.

PETER W. PALFREY
Peter Palfrey has served the BOND INCOME FUND as co-manager from May 1999 until September 1999 and as lead manager thereaf ter. Mr. Palfrey, Senior Vice President of Back Bay Advisors, joined the company in 1993. He is also a Chartered Financial Analyst. Mr Palfrey received his B.A. from Colgate University and has over 15 years of investment experience.

RICHARTD G. RACZKOWSKI
Richard Raczkowski has served as assistant portfolio manager of BOND INCOME FUND since May 1999 and assistant portfolio manager of SHORT TERM CORPORATE INCOME FUND since May 1999. Mr. Raczkowski, Vice President of Back Bay Advisors, joined the company in 1998. Previously, he was senior consultant at Hagler Bailly Consulting. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has 14 years of investment experience.

SUBADVISER TEAMS
LIMITED TERM U.S. GOVERNMENT FUND and GOVERNMENT SECURITIES FUND are each managed by a subadviser team from Back Bay Advisors. The subadviser teams consist of two or more portfolio managers who jointly manage the respective Fund's investment portfolio.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                  IT'S EASY TO OPEN AN ACCOUNT
TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1. Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

   Class Y shares of the Funds may be purchased by the following entities at the following investment minimums.

   A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

     o Other mutual funds, endowments, foundations, bank trust departments or trust companies. There is no initial or subsequent investment minimum for:

     o RETIRMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

     o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

     o SEPARATE ACCOUNTS of New England Financial, MetLife, or their affiliates.

     o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Funds, Nvest Management or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

     o CERTAIN INDVIDUAL RETIREMENT ACCOUNTS if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

     o NEW ENGLAND FINANCIAL DEFERRED COMPENSATION PLAN ACCOUNTS for agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries.

     o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information regarding such fees.

3. You should contact Nvest Funds at 800-225-5478 before attempting to purchase Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

CERTIFICATES

You will not receive certificates representing Class Y shares.


NVEST FUNDS WEB SITE
You may have access to your account 24 hours a day by visiting us online at www.nvestfunds.com.

[graphic omitted] Fund Services
                  -------------
                  BUYING SHARES

         OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for         o Call your investment dealer for
  information.                              information.

BY MAIL
[graphic omitted]
o Make out a check in U.S. dollars for    o Make out a check in U.S. dollars for
  the investment amount, payable to         the investment amount, payable to
  "Nvest Funds." Third party checks         "Nvest Funds." Third party checks
  will generally not be accepted.           will generally not be accepted.

o Mail the check with your completed      o Fill out the detachable investment
  application to Nvest Funds, P.O. Box      slip from an account statement. If
  8551, Boston, MA 02266-8551.              no slip is available, include with
                                            the check a letter specifying the
                                            Fund name, your class of shares,
                                            your account number and the
                                            registered account name(s). To make
                                            investing even easier, you can order
                                            more investment slips by calling
                                            800-225-5478.

BY EXCHANGE
[graphic omitted]
o The exchange must be for a minimum      o The exchange must be for a minimum
  of $1,000 or for all of your shares.      of $1,000 or for all of your shares.

o Obtain a current prospectus for the     o Call your investment dealer or Nvest
  Fund into which you are exchanging        Funds at 800-225-5478 to request an
  by calling your investment dealer or      exchange.
  Nvest Funds at 800-225-5478.
                                          o See the section entitled "Exchanging
o Call your investment dealer or Nvest      Shares."
  Funds to request an exchange.

o See the section entitled "Exchanging
  Shares."

BY WIRE
[graphic omitted]
o Call Nvest Funds at 800-225-5478 to     o Instruct your bank to transfer funds
  obtain an account number and wire         to State Street Bank & Trust
  transfer instructions. Your bank may      Company, ABA# 011000028, DDA#
  charge you for such a transfer.           99011538.

                                          o Specify the Fund name, your class of
                                            shares, your account number and the
                                            registered account name(s). Your
                                            bank may charge you for such a
                                            transfer.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union           o Call Nvest Funds at 800-225-5478 to
  whether it is a member of the ACH         add shares to your account through
  system.                                   ACH.

o Complete the "Telephone Withdrawal      o If you have not signed up for the
  and Exchange" and "Bank Information"      ACH system, please call Nvest Funds
  sections on your account                  for a Service Options Form. A
  application.                              signature guarantee may be required
                                            to add this privilege.
o Mail your completed application to
  Nvest Funds, P.O. Box 8551, Boston,
  MA 02266-8551.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                                SELLING SHARES

                                TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER
o Call your investment dealer for information.

BY MAIL
[graphic omitted]
o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o Call Nvest Funds to request an exchange.

o See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY TELEPHONE
[graphic omitted]
o You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

[graphic omitted] Fund Services
                  -------------
                  SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o a financial representative or securities dealer;

o a federal savings bank, cooperative or other type of bank;

o a savings and loan or other thrift institution;

o a credit union; or

o a securities exchange or clearing agency.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                             EXCHANGING SHARES

You may exchange Class Y shares of your Fund for Class Y shares of any other Nvest Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other Nvest Fund which does not offer Class Y shares. Class A shares of any Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any Nvest Fund. All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                       SITUATION

The Fund may suspend the right of redemption or    o When the New York Stock
postpone payment for more than 7 days:               Exchange is closed (other
                                                     than a weekend/holiday)

                                                   o During an emergency

                                                   o Any other period permitted
                                                     by the SEC

The Fund reserves the right to suspend account     o With a notice of a dispute
services or refuse transaction requests:             between registered owners

                                                   o With suspicion/evidence of
                                                     a fraudulent act

The Fund may pay the redemption price in whole     o When it is detrimental for
or part by a distribution in kind of readily         a Fund to make cash
marketable securities in lieu of cash or may         payments as determined in
take up to 7 days to pay a redemption request in     the sole discretion of the
order to raise capital:                              adviser or subadviser

The Fund may withhold redemption proceeds until    o When redemptions are made
the check or funds have cleared:                     within 10 calendar days of
                                                     purchase by check or ACH
                                                     of the shares being
                                                     redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

[graphic omitted] Fund Services
                  -------------
                  HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                     TOTAL VALUE OF SECURITIES + CASH AND
NET ASSET VALUE =                          OTHER ASSETS - LIABILITES
                                  -------------------------------------------
                                          NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Funds' custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m. and before 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the closing of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Funds' Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of each Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

                                                 Fund Services [graphic omitted]
                                                 -------------
                                   DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in Class Y shares of another Nvest Fund.

o receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in Class Y shares of the Fund. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478. If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of each Fund's dividends that are derived from such interest. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

COMPENSATION TO SECURITIES DEALERS

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted] Fund Performance
                  ----------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NVEST SHORT TERM CORPORATE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    CLASS A
                                                              YEAR ENDED DECEMBER 31,
                                              1994         1995         1996         1997         1998
Net Asset Value, Beginning of Year          $   7.45     $   7.20     $   7.37     $   7.37     $   7.39
                                            --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.37         0.47         0.43         0.47(d)      0.38
Net Realized and Unrealized Gain (Loss)
  on Investments                               (0.31)        0.14        (0.01)       (0.02)       (0.09)
                                            --------     --------     --------     --------     --------
Total From Investment Operations                0.06         0.61         0.42         0.45         0.29
                                            --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income       (0.31)       (0.44)       (0.42)       (0.43)       (0.38)
                                            --------     --------     --------     --------     --------
Total Distributions                            (0.31)       (0.44)       (0.42)       (0.43)       (0.38)
                                            --------     --------     --------     --------     --------
Net Asset Value, End of Year                $   7.20     $   7.37     $   7.37     $   7.39     $   7.30
                                            ========     ========     ========     ========     ========
TOTAL RETURN (%) (C)                             0.8          8.6          5.8          6.2          4.0

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
  Net Assets (%) (b)                            0.60         0.66         0.70         0.70         0.70
Ratio of Net Investment Income to Average
  Net Assets (%)                                4.85         6.29         6.39         6.27         5.93
Portfolio Turnover Rate (%)                       17           73           54           49          105
Net Assets, End of Year (000)               $489,637     $331,112     $222,809     $196,928     $ 92,669
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitations would have been (%):
                                                0.88         0.89         0.94         0.98         1.05
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.
(d) Per share net investment income does not reflect the period's reclassification of permanent differences between book and tax basis net investment income.
(e) Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemption of Fund shares in relation to fluctuating market values of the investments of the Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS B                                   CLASS C
                                                                                                       DECEMBER 7, 1998(A)
                                                           YEAR ENDED DECEMBER 31,                          THROUGH
                                           1994         1995         1996         1997        1998      December 31, 1998
Net Asset Value, Beginning of Year       $   7.45     $   7.20     $   7.37     $   7.36     $   7.38       $   7.28
                                         --------     --------     --------     --------     --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.29         0.41         0.37         0.41(d)      0.33           0.01
Net Realized and Unrealized Gain (Loss)
  on Investments                            (0.29)        0.14        (0.02)       (0.02)       (0.09)          0.01(f)
                                         --------     --------     --------     --------     --------       --------
Total From Investment Operations             0.00         0.55         0.35         0.39         0.24           0.02
                                         --------     --------     --------     --------     --------       --------
LESS DISTRIBUTIONS
Distributions From Net Investment Income    (0.25)       (0.38)       (0.36)       (0.37)       (0.33)         (0.01)
                                         --------     --------     --------     --------     --------       --------
Total Distributions                         (0.25)       (0.38)       (0.36)       (0.37)       (0.33)         (0.01)
                                         --------     --------     --------     --------     --------       --------
Net Asset Value, End of Year             $   7.20     $   7.37     $   7.36     $   7.38     $   7.29       $   7.29
                                         ========     ========     ========     ========     ========       ========
TOTAL RETURN (%) (C)                          0.1          7.8          4.9          5.4          3.4            0.3

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
  Net Assets (%) (b)                         1.35         1.41         1.45         1.45         1.45           1.45(e)
Ratio of Net Investment Income to Average
  Net Assets (%)                             4.10         5.54         5.64         5.52         5.18           5.18(e)
Portfolio Turnover Rate (%)                    17           73           54           49          105            105
Net Assets, End of Year (000)            $  2,056     $  2,368     $  2,821     $  2,961     $  3,761       $    233
------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitations would have been (%):
                                             1.63         1.65         1.69         1.73         1.80           1.80(e)

(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations.

(d) Per share net investment income does not reflect the period's reclassification of permanent differences between book and tax basis net investment income.
(e) Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemption of Fund shares in relation to fluctuating market values of the investments of the Fund.

[graphic omitted] Fund Performance
                  ----------------
                  Nvest BOND INCOME FUND

                                                                                          CLASS Y
                                                                                 YEAR ENDED DECEMBER 31,
                                                                1995              1996              1997              1998
Net Asset Value, Beginning of the Year                         $10.95            $12.40            $12.06            $12.41
                                                               ------            ------            ------            ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.80              0.87              0.86              0.84
Net Realized and Unrealized Gain (Loss) on Investments           1.44             (0.34)             0.46              0.15
                                                               ------            ------            ------            ------
Total From Investment Operations                                 2.24              0.53              1.32              0.99
                                                               ------            ------            ------            ------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                            (0.79)            (0.87)             0.84             (0.81)
Distributions in Excess of Net Investment Income                 0.00              0.00             (0.01)            (0.03)
Distributions From Net Realized Capital Gains                    0.00              0.00             (0.12)            (0.17)
Distributions in Excess of Net Realized Capital Gains            0.00              0.00              0.00             (0.01)
                                                               ------            ------            ------            ------
Total Distributions                                             (0.79)            (0.87)            (0.97)            (1.02)
                                                               ------            ------            ------            ------

Net Asset Value, End of the Year                               $12.40            $12.06            $12.41            $12.38
                                                               ======            ======            ======            ======
TOTAL RETURN (%)                                                 21.0               4.6              11.4               8.2

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets (%)            0.89              0.80              0.80              0.76
Ratio of Net Investment Income to Average Net Assets (%)         7.06              7.25              6.98              6.69
Portfolio Turnover Rate (%)                                        81               104                54                65
Net Assets, End of the Year (000)                              $2,241            $1,844            $4,153            $9,289

[graphic omitted] Fund Performance
                  ----------------
                  Nvest HIGH INCOME FUND
                                                                     CLASS A
                                                               YEAR ENDED DECEMBER 31,
                                              1994         1995         1996         1997         1998
Net Asset Value, Beginning of the Year      $  10.06     $   8.89     $   8.98     $   9.42     $   9.94
                                            --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.88         0.88         0.84         0.87         0.92
Net Realized and Unrealized Gain (Loss)
  on Investments                               (1.19)        0.13         0.44         0.52        (1.08)
                                            --------     --------     --------     --------     --------
Total From Investment Operations               (0.31)        1.01         1.28         1.39        (0.16)
                                            --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income                             (0.86)       (0.88)       (0.83)       (0.87)       (0.92)
Distributions in Excess of
 Net Investment Income                          0.00        (0.04)       (0.01)        0.00         0.00
                                            --------     --------     --------     --------     --------
Total Distributions                            (0.86)       (0.92)       (0.84)       (0.87)       (0.92)
                                            --------     --------     --------     --------     --------
Net Asset Value, End of the Period          $   8.89     $   8.98     $   9.42     $   9.94     $   8.86
                                            ========     ========     ========     ========     ========
TOTAL RETURN (%) (c)                            (3.3)        11.8         14.9         15.4         (1.8)

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
  Net Assets (%)(b)                             1.60         1.60         1.53         1.36         1.32
Ratio of Net Investment Income to Average
  Net Assets (%)                                9.18         9.71         9.32         9.03         9.81
Portfolio Turnover Rate (%)                       33           30          134           99           75
Net Assets, End of the Year (000)           $ 33,673     $ 39,148     $ 42,992     $ 62,739     $ 73,023

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                                1.83         1.72         1.69         --           --
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Computed on an annualized basis.
The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisers, L.P. Effective July 1, 1996, Loomis, Sayles & Company, L.P.
became the subadviser to the Fund.

                                                                     CLASS B                               CLASS C
                                                                                                        MARCH 2, 1998(A)
                                                             YEAR ENDED DECEMBER 31,                       THROUGH
                                           1994         1995         1996         1997         1998     DECEMBER 31, 1998

Net Asset Value, Beginning of the Year   $  10.06     $   8.88     $   8.98     $   9.42     $   9.93       $   9.96
                                         --------     --------     --------     --------     --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.79         0.83         0.79         0.80         0.85           0.69
Net Realized and Unrealized Gain (Loss)
  on Investments                            (1.18)        0.13         0.42         0.51        (1.08)         (1.08)
                                         --------     --------     --------     --------     --------       --------
Total From Investment Operations            (0.39)        0.96         1.21         1.31        (0.23)         (0.39)
                                         --------     --------     --------     --------     --------       --------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income                          (0.78)       (0.81)       (0.76)       (0.80)       (0.85)         (0.72)
Distributions in Excess of
 Net Investment Income                      (0.01)       (0.05)       (0.01)        0.00         0.00           0.00
                                         --------     --------     --------     --------     --------       --------
Total Distributions                         (0.79)       (0.86)       (0.77)       (0.80)       (0.85)         (0.72)
                                         --------     --------     --------     --------     --------       --------
Net Asset Value, End of the Period       $   8.88     $   8.98     $   9.42     $   9.93     $   8.85       $   8.85
                                         ========     ========     ========     ========     ========       ========
TOTAL RETURN (%) (c)                         (4.0)        11.2         14.1         14.4         (2.5)          (4.1)

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
  Net Assets (%)(b)                          2.25         2.25         2.19         2.11         2.07           2.07(d)
Ratio of Net Investment Income to Average
  Net Assets (%)                             8.53         8.96         8.33         8.28         9.06           9.06(d)
Portfolio Turnover Rate (%)                    33           30          134           99           75             75
Net Assets, End of the Year (000)        $  5,233     $ 10,625     $ 17,767     $ 42,401     $ 60,322       $  7,732

(a) Commencement of operations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                             2.48         2.37         2.35         --           --             --
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Computed on an annualized basis.
The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisers, L.P. Effective July 1, 1996, Loomis, Sayles & Company, L.P.
became the subadviser to the Fund.

[graphic omitted] Fund Performance
                  ----------------
                  Nvest STRATEGIC INCOME FUND

                                                                                CLASS A
                                                           MAY 1,(A)
                                                            THROUGH
                                                           ECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                             1995          1996          1997          1998
Net Asset Value, Beginning of the Period                   $  12.50      $  12.99      $  13.36      $  13.42
                                                           --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.74          1.05          1.01          1.05
Net Realized and Unrealized Gain (Loss) on Investments         0.49          0.73          0.21         (1.30)
                                                           --------      --------      --------      --------
Total From Investment Operations                               1.23          1.78          1.22         (0.25)
                                                           --------      --------      --------      --------
LESS DISTRIBUTIONS
Dividends From  Net Investment Income                         (0.73)        (1.05)        (1.01)        (1.05)
Distributions in Excess of Net Investment Income              (0.01)         0.00          0.00          0.00
Distributions From Net Realized Capital Gains                  0.00         (0.36)        (0.15)        (0.70)
Distributions in Excess of Net Realized Capital Gains          0.00          0.00          0.00         (0.05)
                                                           --------      --------      --------      --------
Total Distributions                                           (0.74)        (1.41)        (1.16)        (1.80)
                                                           --------      --------      --------      --------
Net Asset Value, End of the Period                         $  12.99      $  13.36      $  13.42      $  11.37
                                                           ========      ========      ========      ========
Total Return (%) (c)                                           10.3          14.5           9.3          (1.7)
Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)(d)                                  0.93(b)       0.96          1.18          1.19
Ratio of Net Investment Income
 to Average Net Assets (%)                                     8.75(b)       8.23          7.36          8.33
Portfolio Turnover Rate (%)                                      22            52            37            33
Net Assets, End of the Period (000)                        $ 36,939      $ 90,729      $144,706      $127,306


(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):

                                                               1.58(b)       1.31          --            --
                                                                                  CLASS B
                                                            MAY 1,(A)
                                                             THROUGH
                                                           DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                               1995          1996          1997          1998
Net Asset Value, Beginning of the Period                     $  12.50      $  12.99      $  13.36      $  13.42
                                                             --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.68          0.95          0.91          0.95
Net Realized and Unrealized Gain (Loss) on Investments           0.49          0.73          0.21         (1.30)
                                                             --------      --------      --------      --------
Total From Investment Operations                                 1.17          1.68          1.12         (0.35)
                                                             --------      --------      --------      --------
LESS DISTRIBUTIONS
Dividends From  Net Investment Income                           (0.67)        (0.95)        (0.91)        (0.95)
Distributions in Excess of Net Investment Income                (0.01)         0.00          0.00          0.00
Distributions From Net Realized Capital Gains                    0.00         (0.36)        (0.15)        (0.70)
Distributions in Excess of Net Realized Capital Gains            0.00          0.00          0.00         (0.05)
                                                             --------      --------      --------      --------
Total Distributions                                             (0.68)        (1.31)        (1.06)        (1.70)
                                                             --------      --------      --------      --------
Net Asset Value, End of the Period                           $  12.99      $  13.36      $  13.42      $  11.37
                                                             ========      ========      ========      ========
Total Return (%) (c)                                              9.7          13.7           8.5          (2.5)
Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)(d)                                    1.68(b)       1.71          1.93          1.94
Ratio of Net Investment Income
 to Average Net Assets (%)                                       8.00(b)       7.48          6.61          7.58
Portfolio Turnover Rate (%)                                        22            52            37            33
Net Assets, End of the Period (000)                          $ 38,767      $ 93,408      $146,083      $134,049

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):

                                                               2.33(b)       2.06          --            --



                                                                                 CLASS C
                                                            MAY 1,(A)
                                                             THROUGH
                                                           DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                               1995          1996          1997          1998
Net Asset Value, Beginning of the Period                     $  12.50      $  12.99      $  13.35      $  13.41
                                                             --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.67          0.95          0.91          0.95
Net Realized and Unrealized Gain (Loss) on Investments           0.49          0.72          0.21         (1.30)
                                                             --------      --------      --------      --------
Total From Investment Operations                                 1.16          1.67          1.12         (0.35)
                                                             --------      --------      --------      --------
LESS DISTRIBUTIONS
Dividends From  Net Investment Income                           (0.66)        (0.95)        (0.91)        (0.95)
Distributions in Excess of Net Investment Income                (0.01)         0.00          0.00          0.00
Distributions From Net Realized Capital Gains                    0.00         (0.36)        (0.15)        (0.70)
Distributions in Excess of Net Realized Capital Gains            0.00          0.00          0.00         (0.05)
                                                             --------      --------      --------      --------
Total Distributions                                             (0.67)        (1.31)        (1.06)        (1.70)
                                                             --------      --------      --------      --------
Net Asset Value, End of the Period                           $  12.99      $  13.35      $  13.41      $  11.36
                                                             ========      ========      ========      ========
Total Return (%) (c)                                              9.7          13.6           8.5          (2.5)
Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)(d)                                    1.68(b)       1.71          1.93          1.94
Ratio of Net Investment Income
 to Average Net Assets (%)                                       8.00(b)       7.48          6.61          7.58
Portfolio Turnover Rate (%)                                        22            52            37            33
Net Assets, End of the Period (000)                          $ 12,252      $ 31,746      $ 56,515      $ 45,457

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge for Class A shares and a contingent deferred sales charge for Class B and C shares is not reflected in total return calculations. Periods less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):

                                                               2.33(b)       2.06          --            --

[graphic omitted] Fund Performance
                  ----------------
                  Nvest LIMITED TERM U.S. GOVERNMENT FUND

                                                                                        CLASS Y

                                                     MARCH 31(A) THROUGH                 YEAR ENDED DECEMBER 31,
                                                     DECEMBER 31, 1994         1995         1996         1997         1998
Net Asset Value, Beginning of the Year                     $12.11             $11.51       $12.13       $11.58       $11.66
                                                           ------             ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.71               0.86         0.85         0.76         0.72
Net Realized and Unrealized Gain (Loss) on Investments .    (0.74)              0.63        (0.54)        0.08         0.06
                                                           ------             ------       ------       ------       ------
Total From Investment Operations                            (0.03)              1.49         0.31         0.84         0.78
                                                           ------             ------       ------       ------       ------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                        (0.57)             (0.87)       (0.86)       (0.76)       (0.71)
                                                           ------             ------       ------       ------       ------
Total Distributions                                         (0.57)             (0.87)       (0.86)       (0.76)       (0.71)
                                                           ------             ------       ------       ------       ------
Net Asset Value, End of Period                             $11.51             $12.13       $11.58       $11.66       $11.73
                                                           ======             ======       ======       ======       ======
TOTAL RETURN (%) (c)                                         (0.8)              13.3          2.8          7.5          6.9

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets (%)        0.83(b)            0.87         0.90         0.93         0.96
Ratio of Net Investment Income to Average Net Assets (%)     7.15(b)            7.53         7.48         6.75         6.16
Portfolio Turnover Rate (%)                                   244                247          327          533        1,351
Net Assets, End of Period (000)                            $1,822             $5,723       $5,313       $5,262       $8,345

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.

[graphic omitted] Fund Performance
                  ----------------
                  Nvest GOVERNMENT SECURITIES FUND
                                                                                    CLASS Y
                                                    MARCH 31(A) THROUGH
                                                         DECEMBER 31,                   YEAR ENDED DECEMBER 31,
                                                            1994               1995         1996         1997         1998
Net Asset Value, Beginning of the Period                   $11.20             $10.44       $11.71       $11.07       $11.54
                                                           ------             ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.54               0.80         0.74         0.65         0.72
Net Realized and Unrealized Gain (Loss) on Investments      (0.77)              1.26        (0.63)        0.47         0.32
                                                           ------             ------       ------       ------       ------
Total From Investment Operations                            (0.23)              2.06         0.11         1.12         1.04
                                                           ------             ------       ------       ------       ------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                        (0.53)             (0.79)       (0.75)       (0.65)       (0.70)
                                                           ------             ------       ------       ------       ------
Total Distributions                                         (0.53)             (0.79)       (0.75)       (0.65)       (0.70)
                                                           ------             ------       ------       ------       ------
Net Asset Value, End of the Period                         $10.44             $11.71       $11.07       $11.54       $11.88
                                                           ======             ======       ======       ======       ======
TOTAL RETURN (%) (c)                                         (2.0)              20.3          1.1         10.5          9.3

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets (%)        0.93(b)            1.10         1.07         1.11         1.13
Ratio of Net Investment Income to Average Net Assets (%)     7.25(b)            6.94         6.70         5.88         6.05
Portfolio Turnover Rate (%)                                   809                559          462          391          106
Net Assets, End of the Period (000)                        $4,104             $7,364       $6,384       $6,658       $3,404


(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) Periods of less than one year are not annualized.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices. Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price of a company's shares multiplied by the number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO -- Current market price of a stock divided by its book value, or net asset value of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

If you would like more information about
 the Funds, the following documents are
      available free upon request:

Annual and Semiannual Reports -- Provide
additional information about each Fund's
  investments. Each report includes a
discussion of the market conditions and                              NVEST FUNDS
investment strategies that significantly                             BOND FUNDS
 affected the Fund's performance during
         its last fiscal year.                                   Class Y Shares of:

  Statement of Additional Information                             Nvest Short Term
    (SAI) -- Provides more detailed                             Corporate Income Fund
 information about the Funds, has been
 filed with the Securities and Exchange                        Nvest Bond Income Fund
Commission and is incorporated into this
        Prospectus by reference.                               Nvest High Income Fund

To order a free copy of a Fund's annual                      Nvest Strategic Income Fund
or semiannual report or its SAI, contact
 your financial representative, or the                           Nvest Limited Term
               Funds at:                                        U.S. Government Fund

      Nvest Funds Distributor, L.P.                       Nvest Government Securities Fund
           399 Boylston Street
       Boston, Massachusetts 02116
         Telephone: 800-225-5478
      Internet: www.nvestfunds.com

 Your financial representative or Nvest
Funds will also be happy to answer your
 questions or to provide any additional
   information that you may require.

 You can review the Funds' reports and
SAIs at the Public Reference Room of the
  Securities and Exchange Commission.
Text-only copies are available free from
     the Commission's Web site at:
              www.sec.gov.

 Copies of these publications are also
   available for a fee by writing or
calling the Public Reference Room of the
    SEC, Washington, D.C. 20549-6009
        Telephone: 800-SEC-0330

Nvest Funds Distributor, L.P., and other
firms selling shares of Nvest Funds are
 members of the National Association of
 Securities Dealers, Inc. (NASD). As a
service to investors, the NASD has asked
 that we inform you of the availability
 of a brochure on its Public Disclosure
Program. The program provides access to
 information about securities firms and
  their representatives. Investors may
obtain a copy by contacting the NASD at
 800-289-9999 or by visiting their Web               (Investment Company Act File No. 811-4323)
         site at www.NASDR.com.                      (Investment Company Act File No. 811-242)

                                                                    YB51-0200

NVESTFUNDS(SM)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

Nvest

MASSACHUSETTS TAX FREE
INCOME FUND
Back Bay Advisors, L.P.

[graphic omitted]

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

PROSPECTUS
May 3, 1999
(as revised February 1, 2000)

                    What's Inside

[graphic omitted]   Goals, Strategies & Risks
                    Page 1
--------------------------------------------------------------------------------
[graphic omitted]   Fund Fees & Expenses
                    Page 3
--------------------------------------------------------------------------------
[graphic omitted]   Management Team
                    Page 5
--------------------------------------------------------------------------------
[graphic omitted]   Fund Services
                    Page 6
--------------------------------------------------------------------------------
[graphic omitted]   Fund Performance
                    Page 18
--------------------------------------------------------------------------------

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

Table of Contents

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest Massachusetts Tax Free Income Fund...................................   1

--------------------------------------------------------------------------------
FUND FEES & EXPENSES.
--------------------------------------------------------------------------------
Fund Fees & Expenses.......................................................   3

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk ...........................................................   4

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser .........................   5
Meet the Fund's Portfolio Manager .........................................   5

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
Investing in the Fund .....................................................   6
How Sales Charges Are Calculated ..........................................   7
Ways to Reduce or Eliminate Sales Charges ................................    8
It's Easy to Open an Account ..............................................   9
Buying Shares .............................................................  10
Selling Shares ............................................................  11
Selling Shares in Writing .................................................  12
Exchanging Shares .........................................................  13
How Fund Shares Are Priced ................................................  14
Dividends and Distributions ...............................................  15
Tax Consequences ..........................................................  15
Compensation to Securities Dealers ........................................  16
Additional Investor Services ..............................................  17

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Massachusetts Tax Free Income Fund...................................  18
Glossary of Terms .........................................................  19

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                                          FUND FOCUS
                                                   Stability Income Growth
                                                  ------------------------
[graphic omitted] Goals, Strategies & Risks    High            X
                  -------------------------        --------- ------ -------
                  NVEST MASSACHUSETTS          Med.    X
                  TAX FREE INCOME FUND             --------- ------ -------
                                               Low                    X
ADVISER: Nvest Funds Management, L.P.
 ("N vest Management")
                                                         DURATION
SUBADVISER: Back Bay Advisors, L.P.          Quality Short  Int.   Long
 ("Back Bay Advisors")                               ------------------
                                                High                X
MANAGER: James S. Welch                              -----  ----   ----
                                                 Med.
Short Int. Long                                      -----  ----   ----
                                                 Low

                                          TICKER SYMBOL: CLASS A CLASS B
                                                          NEFMX   NEMBX

INVESTMENT GOAL
The Fund seeks to maintain a high level of current income exempt from federal and Massachusetts personal income tax. The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
The Fund is a non-diversified Fund that typically invests in a mix of Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund to normally invest 80% of its net assets in debt obligations exempt from regular federal income tax. Back Bay Advisors manages the Fund so that shareholders are also exempt from Massachusetts personal income taxes. To achieve this goal the Fund invests (1) at least 90% of its assets in debt obligations on which the interest is exempt from federal income tax (other than the alternative minimum tax ("AMT")) and Massachusetts personal income tax ("Massachusetts Tax-Exempt Securities") and (2) not more than 20% of its assets in debt obligations on which the interest is subject to AMT for individuals. The Fund will also invest at least 65% of its assets in securities that are exempt from Massachusetts state income tax. Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Back Bay Advisors.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer specific data, and attempts to construct a portfolio with the following characteristics:

x Average credit rating of A (as rated by S&P or Moody's)

x Average maturity of between 15 and 25 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o The Fund's portfolio manager works closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the obligations available in Massachusetts. This value analysis uses quantitative tools such as internal and external computer systems and software.

o The Fund's portfolio manager and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio manager primarily invests in general obligation bonds and revenue bonds issued by the Massachusetts government and its agencies.

The Fund may:

o Invest up to 15% of its assets in bonds below investment grade (i.e. credit rating of BB or lower by S&P or Fitch, or Ba or lower by Moody's, or considered to be of comparable grade by Back Bay Advisors).

o  Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to interest rate risk, credit risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

STATE SPECIFIC: Weakness in the local or national economy could adversely affect the credit ratings and creditworthiness of Massachusetts municipal securities in which the Fund invests.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund's return could be significantly affected by the performance of any one of the small number of obligations in its portfolio.

EVALUATING THE FUND'S PAST PERFORMANCE
The bar chart and table shown below give an indication of the risks of investing in Nvest Massachusetts Tax Free Income Fund. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total return for Class A shares for each of the last ten calendar years. The returns for the Class B shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of that class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

1989                8.0%
1990                5.2%
1991               11.5%
1992                9.1%
1993               12.4%
1994               -7.4%
1995               17.8%
1996                3.2%
1997                9.3%
1998                4.9%

/\ Highest Quarterly Return:  First Quarter 1995, up 7.6%
\/ Lowest Quarterly Return:   First Quarter 1994, down 6.1%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. They are also compared to the Lipper Massachusetts Municipal Debt Average ("Lipper MA Muni Debt Average") and the Morningstar Municipal Single State Long Average ("Morningstar Muni Single State Long Avg."), each an average of the annual total returns of all mutual funds with an investment style similar to that of the Fund as calculated by Lipper Inc. and Morningstar Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper MA Muni Debt Average and Morningstar Muni Single State Long Average returns have been adjusted for these expenses but do not reflect a sales charge.

-----------------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (for the periods ended December 31, 1998)                                    PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
  Nvest MA Tax Free Income Fund:  Class A (inception 3/23/84)                      0.4%             4.3%             6.7%
     Lehman Municipal Bond Index                                                   6.5%             6.2%             8.2%
     Lipper MA Muni Debt Average                                                   5.4%             5.3%             7.6%
     Morningstar Muni Single State Long Avg.                                       5.4%             5.3%             7.5%

  Nvest MA Tax Free Income Fund:  Class B (inception 9/13/93)                     -0.7%             4.2%             4.2%*
     Lehman Municipal Bond Index (calculated from 9/30/93)                         6.5%             6.2%             6.2%*
     Lipper MA Muni Debt Average (calculated from 9/30/93)                         5.4%             5.3%             5.3%*
     Morningstar Muni Single State Long Avg. (calculated from 9/30/93)             5.4%             5.3%             5.2%*

* Since Inception

 For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted]   FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                  CLASS A    CLASS B
--------------------------------------------------------------------------------
   Maximum sales charge (load) imposed on
      purchases (as a percentage of offering
      price)(1)(2)                                4.25%      None
   Maximum deferred sales charge
      (load) (as a percentage of original
      purchase price or redemption
      proceeds, as applicable)(2)                  (3)       5.00%

   Redemption fees                                 None*     None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
* A transaction fee will be charged for expedited payment of proceeds such as by wire or by overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------------------------------------------------------
                                                      CLASS A     CLASS B
--------------------------------------------------------------------------------
  Management fees                                      0.58%       0.58%
  Distribution and/or service (12b-1) fees             0.35%       1.00%*
  Other expenses                                       0.38%       0.38%
  Total annual fund operating expenses                 1.31%       1.96%
  Fee waiver and/or expense reimbursement**            0.31%       0.31%*
  Net expenses                                         1.00%       1.65%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** Nvest Management has given a binding undertaking to limit the amount of the Fund's total fund operating expenses to 1.00%, and 1.65% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated;
o  Your investment has a 5% return each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                      CLASS A       CLASS B
                                 (1)         (2)
--------------------------------------------------------------------------------
  1 year             $   523   $   668     $   168
  3 years            $   730   $   820     $   520
  5 years            $   954   $ 1,097     $   897
  10 years*          $ 1,598   $ 1,780     $ 1,780

(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
  * Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

                                                                 MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes fall in value.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

[graphic omitted    MANAGEMENT TEAM
                    ----------------------------------
                    MEET THE FUND'S INVESTMENT ADVISER
                    AND SUBADVISER

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of December 31, 1999. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Massachusetts Tax Free Income Fund (the "Fund"), which along with Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds and Kobrick Funds, Nvest Intermediate Term Tax Free Fund of California constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

NVEST FUNDS MANAGEMENT, L.P.
Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Nvest Management does not determine what investments will be purchased by the Fund. Back Bay Advisors make the Fund's investment decisions.

The combined advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.27%.

SUBADVISER
BACK BAY ADVISORS, 399 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to the Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Founded in 1986, Back Bay Advisors provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGER

JAMES S. WELCH
James Welch has managed the Massachusetts Tax Free Income Fund since May 1995. Mr. Welch, Senior Vice President at Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 9 years of investment experience.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A and Class B shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class of shares you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

 CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section entitled "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

[graphic omitted] FUND SERVICES
                  -------------
                  HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

--------------------------------------------------------------------------------
                                          CLASS A SALES CHARGES
      YOUR INVESTMENT     AS A % OF OFFERING PRICE    AS A % OF YOUR INVESTMENT
--------------------------------------------------------------------------------
 Less than     $50,000              4.25%                       4.44%
 $50,000 - $99,999                  4.00%                       4.17%
 $100,000 - $249,999                3.50%                       3.63%
 $250,000 - $499,999                2.50%                       2.56%
 $500,000 - $999,999                2.00%                       2.04%
 $1,000,000 or more                 0.00%                       0.00%


CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange into Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------------------------------
             CLASS B CONTINGENT DEFERRED SALES CHARGES
       YEAR SINCE PURCHASE         CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
    1st                                    5.00%
    2nd                                    4.00%
    3rd                                    3.00%
    4th                                    3.00%
    5th                                    2.00%
    6th                                    1.00%
 thereafter                                0.00%


HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares.
The CDSC:

o  is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

o  increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND

If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                     WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES
REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o  Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $100,000 or more in the Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of the same or any other Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, a REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A OR B SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o  to make payments through a systematic withdrawal plan; or

o  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

[graphic omitted]   FUND SERVICES
                    -------------
                    IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

-----------------------------------------------------------------------------------------------------------
                                                                 MINIMUM TO OPEN AN
                                             MINIMUM TO            ACCOUNT USING            MINIMUM FOR
  TYPE OF ACCOUNT                          OPEN AN ACCOUNT       INVESTMENT BUILDER       EXISTING ACCOUNTS
  Any account other than those
  listed below                                 $2,500                   $100                    $100

  Accounts registered under the Uniform
  Gifts to Minors Act or the Uniform
  Transfers to Minors Act                      $2,000                   $100                    $100
-----------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.


SELF-SERVICING YOUR ACCOUNT

Buying or selling shares automatically is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE(R)         NVEST FUNDS WEB SITE
      800-225-5478, press 1                 www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

     o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

     o review your account balance, recent transactions, Fund prices and recent performance;

     o  order duplicate account statements; and

     o  obtain tax information.


Please see the following pages for other ways to buy, exchange or sell your shares.

                                                  FUND SERVICES [graphic omitted
                                                  -------------
                                                  BUYING SHARES

      OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for       o   Call your investment dealer for
    information.                              information.


BY MAIL
[graphic omitted]
o   Make out a check in U.S. dollars      o   Make out a check in U.S. dollars
    for the investment amount,                for the investment amount,
    payable to "Nvest Funds." Third           payable to "Nvest Funds." Third
    party checks will generally not           party checks will generally not
    be accepted.                              be accepted.

o   Mail the check with your              o   Fill out the detachable
    completed application to Nvest            investment slip from an account
    Funds, P.O. Box 8551, Boston, MA          statement. If no slip is
    02266-8551.                               available, include with the check
                                              a letter specifying the Fund
                                              name, your class of shares, your
                                              account number and the registered
                                              account name(s). To make
                                              investing even easier, you can
                                              order more investment slips by
                                              calling 800-225-5478.


BY EXCHANGE

o   The exchange must be for a            o   The exchange must be for a
    minimum of $1,000 or for all of           minimum of $1,000 or for all of
    your shares.                              your shares.

o   Obtain a current prospectus for       o   Call your investment dealer or
    the Fund into which you are               Nvest Funds at 800-225-5478 to
    exchanging by calling your                request an exchange.
    investment dealer or Nvest Funds
    at 800-225-5478.                      o   See the section entitled
                                              "Exchanging Shares" for more
o   Call your investment dealer or            details.
    Nvest Funds to request an
    exchange.

o   See the section entitled
    "Exchanging Shares" for more
    details.

BY WIRE
[graphic omitted]
o   Call Nvest Funds at 800-225-5478      o   Instruct your bank to transfer
    to obtain an account number and           funds to State Street Bank &
    wire transfer instructions. Your          Trust Company, ABA# 011000028,
    bank may charge you for such a            DDA# 99011538.
    transfer.
                                          o   Specify the Fund name, your class
                                              of shares, your account number
                                              and the registered account
                                              name(s). Your bank may charge you
                                              for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o   Indicate on your application that     o   Please call Nvest Funds at
    you would like to begin an                800-225-5478 for a Service
    automatic investment plan through         Options Form. A signature
    Investment Builder and the amount         guarantee may be required to add
    of the monthly investment ($100           this privilege.
    minimum).
                                          o   See the section entitled
o   Send a check marked "Void" or a           "Additional Investor Services."
    deposit slip from your bank
    account along with your
    application.


THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union         o   Call Nvest Funds at 800-225-5478
    whether it is a member of the ACH         to add shares to your account
    system.                                   through ACH.

o   Complete the "Telephone               o   If you have not signed up for the
    Withdrawal and Exchange" and              ACH system, please call Nvest
    "Bank Information" sections on            Funds for a Service Options Form.
    your account application.                 A signature guarantee may be
                                              required to add this privilege.
o   Mail your completed application
    to Nvest Funds, P.O. Box 8551,
    Boston, MA 02266-8551.

[graphic omitted]   FUND SERVICES
                    -------------
                    SELLING SHARES
                                         TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for information.

BY MAIL
[graphic omitted]

o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[graphic omitted]

o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o   Call Nvest Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

BY WIRE
[graphic omitted]

o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]

o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]

o Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE
[graphic omitted]

o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

BY CHECK
[graphic omitted]

o Select the checkwriting option on your account application and complete the attached signature card.

o To add this privliedge to an existing account, call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Each check must be written for $500 or more.

o You may not close your account by withdrawal check. Please call you financial reporesentative or Nvest Funds to close your account.

                                                 FUND SERVICES [grpahic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative, or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The following table shows situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

--------------------------------------------------------------------------------
SELLER (ACCOUNT TYPE)                     REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT,                        o   The signatures on the letter must
SOLE PROPRIETORSHIP,                          include all persons authorized to
UGMA/UTMA (MINOR ACCOUNTS)                    sign, including title, if
                                              applicable.

                                          o   Signature guarantee, if
                                              applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS         o   The signatures on the letter must
                                              include all persons authorized to
                                              sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS      o   The signature on the letter must
                                              include all trustees authorized
                                              to sign, including title.

                                          o   If the names of the trustees are
                                              not registered on the account,
                                              please provide a copy of the
                                              trust document certified within
                                              the past 60 days.

                                          o   Signature guarantee, if
                                              applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS            o   The signatures on the letter must
ARE DECEASED                                  include all surviving tenants of
                                              the account.

                                          o   Copy of the death certificate.

                                          o   Signature guarantee if proceeds
                                              check is issued to other than the
                                              surviving tenants.

POWER OF ATTORNEY (POA)                   o   The signatures on the letter must
                                              include the attorney-in-fact,
                                              indicating such title.

                                          o   A signature guarantee.

                                          o   Certified copy of the POA
                                              document stating it is still in
                                              full force and effect, specifying
                                              the exact Fund and account
                                              number, and certified within 30
                                              days of receipt of instructions.*

EXECUTORS OF ESTATES, ADMINISTRATORS,     o   The signature on the letter must
GUARDIANS, CONSERVATORS                       include those authorized to sign,
                                              including capacity.

                                          o   A signature guarantee.

                                          o   Certified copy of court document
                                              where signer derives authority,
                                              e.g.: Letters of Administration,
                                              Conservatorship, Letters
                                              Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

[graphic omitted]   FUND SERVICES
                    -------------
                    EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund:

RESTRICTION                               SITUATION

The Fund may suspend the right of         o When the New York Stock Exchange is
redemption or postpone payment for          closed (other than a weekend/
more than 7 days:                           holiday)

                                          o During an emergency

                                          o Any other period permitted by the
                                            SEC

The Fund reserves the right to            o With a notice of a dispute between
suspend account services or refuse          registered owners
transaction requests:
                                          o With suspicion/evidence of a
                                            fraudulent act

The Fund may pay the redemption price     o When it is detrimental for the Fund
in whole or part by a distribution in       to make cash payments as determined
kind of readily marketable securities       in the sole discretion of the
in lieu of cash or may take up to 7 days    advisor or subadviser
to pay a redemption request in order to
raise capital:

The Fund may close your account and       o When the Fund account falls below a
send you the proceeds. Shareholders will    set minimum (currently $1,000 as set
have 60 days after being notified of the    by the Fund's Board of Trustees)
Fund's intention to close your account
to increase the account to the set
minimum. This does not apply to certain
qualified retirement plans, automatic
investment plans or accounts that have
fallen below the minimum solely because
of fluctuations in the Fund's net asset
value per share:

The Fund may withhold redemption          o When redemptions are made within
proceeds until the check or funds           10 calendar days of purchase by
have cleared:                               check or ACH of the shares being
                                            redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

 The Fund recommends that certificates be sent by registered mail.

                                                 FUND SERVICES [graphic omitted]
                                                 ------------
                                    HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

NET       TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET  =  ----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm, but not later than 8:00 pm

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o   OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes actually reflects fair value.

[graphic omitted]   FUND SERVICES
                    -------------
                    DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (tax exempt and taxable income other than capital gains) in the form of dividends. The Fund declares dividends daily and pays them monthly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually. Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Nvest Fund.

o   receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code (the "Code") necessary to qualify as a "regulated investment company." The Fund also intends to meet all the requirements of the Code necessary to ensure that it is qualified to pay "exempt interest dividends," which means that the Fund can pass to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on Massachusetts Tax-Exempt Securities are also exempt from Massachusetts personal income taxes.

Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

If you receive social security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving exempt interest dividends. Also, an investment in the Fund may result in a liability for federal AMT as well as state and local taxes, both for individual and corporate shareholders.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS


As part of their business strategies, the Fund pays securities dealers that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of the Fund's shares pays an annual service fee of 0.25% of its average daily net assets. Class A shares of the Fund also pay an annual distribution fee of 0.10% of its average daily net assets. Class B shares of the Fund pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted]   FUND SERVICES
                    -------------
                    ADDITIONAL INVESTOR SERVICES

INVESTMENT BUILDER PROGRAM
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted]   FUND PERFORMANCE
                    ----------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

NVEST MASSACHUSETTS TAX FREE INCOME FUND
------------------------------------------------------------------------------------
                                                      CLASS A

                                                YEAR ENDED DECEMBER 31,
                                    1994       1995       1996       1997       1998

Net Asset Value,
  Beginning of Year             $  17.27   $  15.10   $  16.85   $  16.50   $  17.13
                                --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income               0.89       0.88       0.87       0.86       0.86
Net Realized and
 Unrealized Gain (Loss)
 on Investments                    (2.15)      1.76      (0.35)      0.63      (0.04)
                                --------   --------   --------   --------   --------
Total From Investment
  Operations                       (1.26)      2.64       0.52       1.49       0.82
                                --------   --------   --------   --------   --------

LESS DISTRIBUTIONS
Distributions From Net
 Investment Income                 (0.89)     (0.89)     (0.87)     (0.86)     (0.85)
Distributions in Excess
 of Net Investment Income          (0.02)      0.00       0.00       0.00       0.00
Distributions From Net
 Realized Gains                     0.00       0.00       0.00       0.00      (0.08)
                                --------   --------   --------   --------   --------
Total Distributions                (0.91)     (0.89)     (0.87)     (0.86)     (0.93)
                                --------   --------   --------   --------   --------
Net Asset Value, End of Year    $  15.10   $  16.85   $  16.50   $  17.13   $  17.02
                                ========   ========   ========   ========   ========

TOTAL RETURN (% )(b)                (7.4)      17.8        3.2        9.3        4.9

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets(%)(a)        0.85       0.85       0.90       1.00       1.00
Ratio of Net Investment
 Income to Average Net
 Assets(%)                          5.63       5.46       5.31       5.17       4.93
Portfolio Turnover Rate (%)           48        127        140        132        125
Net Assets, End of Year (000)   $107,565   $120,229   $112,934   $113,869   $113,910
(a) The ratio of operating
    expenses to average net
    assets without giving
    effect to an expense
    limitation would
    have been (%):                  1.24       1.24       1.27       1.29       1.31
(b) A sales charge for Class A
    shares or a contingent
    deferred sales charge for
    Class B shares is not reflected
    in total return calculations.

                                                            CLASS B

                                                   YEAR ENDED DECEMBER 31,
                                      1994       1995       1996       1997       1998

Net Asset Value,
  Beginning of Year               $  17.26   $  15.08   $  16.82   $  16.47   $  17.09
                                  --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income                 0.77       0.78       0.75       0.76       0.74
Net Realized and
 Unrealized Gain (Loss)
 on Investments                      (2.14)      1.74      (0.34)      0.62      (0.03)
                                  --------   --------   --------   --------   --------
Total From Investment
  Operations                         (1.37)      2.52       0.41       1.38       0.71
                                  --------   --------   --------   --------   --------

LESS DISTRIBUTIONS
Distributions From Net
 Investment Income                   (0.79)     (0.78)     (0.76)     (0.76)     (0.74)
Distributions in Excess
 of Net Investment Income            (0.02)      0.00       0.00       0.00       0.00
Distributions From Net
 Realized Gains                       0.00       0.00       0.00       0.00      (0.08)
                                  --------   --------   --------   --------   --------
Total Distributions                  (0.81)     (0.78)     (0.76)     (0.76)   (0.82)"
                                  --------   --------   --------   --------   --------

Net Asset Value, End of Year      $  15.08   $  16.82   $  16.47   $  17.09   $  16.98
                                  ========   ========   ========   ========   ========

TOTAL RETURN (% )(b)                  (8.0)      17.0        2.6        8.6        4.2

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets(%)(a)          1.50       1.50       1.55       1.65       1.65
Ratio of Net Investment
 Income to Average Net
 Assets(%)                            4.98       4.81       4.66       4.52       4.28
Portfolio Turnover Rate (%)             48        127        140        132        125
Net Assets, End of Year (000)     $  4,523   $  6,697   $  7,442   $  7,399   $  9,026
(a) The ratio of operating
    expenses to average net
    assets without giving
    effect to an expense
    limitation would
    have been (%):                    1.89       1.89       1.92       1.94       1.96
(b) A sales charge for Class A
    shares or a contingent
    deferred sales charge for
    Class B shares is not reflected
    in total return calculations.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation(i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO - Current market price of a stock divided by its book value, or net asset value, of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one years time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

    ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the
       Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

           STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

   TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORT OR ITS SAI,
            CONTACT YOUR FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:

                          Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                     Your financial representative or Nvest
         Funds will also be happy to answer your questions or to provide any additional information that you may require.

                You can review the Fund's reports and SAI at the
                   Public Reference Room of the Securities and
                    Exchange Commission. Text-only copies are
                  available free from the Commission's Web site
                                at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                            Telephone: 800-SEC-0330

             Nvest Funds Distributor, L.P., and other firms selling
                    shares of Nvest Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                              NVEST MASSACHUSETTS
                              TAX FREE INCOME FUND



                    (Investment Company Act File No. 811-242)
--------------------------------------------------------------------------------
                                  XCA51-0200

[logo] NvestFunds(SM)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

Nvest

Intermediate Term Tax Free
Fund of California

Back Bay Advisors, L.P.

[graphic omitted]

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

Nvest Funds
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478

PROSPECTUS
May 3, 1999
(as revised February 1, 2000)

                  WHAT'S INSIDE

[graphic omitted] Goals, Strategies & Risks
                  Page 1
-------------------------------------------------------------------------------
[graphic omitted] Fund Fees & Expenses
                  Page 3
-------------------------------------------------------------------------------
[graphic omitted] Management Team
                  Page 5
-------------------------------------------------------------------------------
[graphic omitted] Fund Services
                  Page 6
-------------------------------------------------------------------------------
[graphic omitted] Fund Performance
                  Page 18
-------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
Nvest Intermediate Term Tax Free Fund of California ......................     1

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees & Expenses......................................................     3

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk...........................................................     4

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Fund's Investment Adviser and Subadviser ........................     5
Meet the Fund's Portfolio Manager.........................................     5

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
Investing in the Fund.....................................................     6
How Sales Charges Are Calculated..........................................     7
Ways to Reduce or Eliminate Sales Charges ................................     8
It's Easy to Open an Account..............................................     9
Buying Shares.............................................................    10
Selling Shares............................................................    11
Selling Shares in Writing.................................................    12
Exchanging Shares.........................................................    13
Restrictions on Buying, Selling and Exchan ging Shares....................    13
How Fund Shares Are Priced................................................    14
Dividends and Distributions...............................................    15
Tax Consequences..........................................................    15
Compensation to Securities Dealers........................................    16
Additional Investor Services..............................................    17

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
Nvest Intermediate Term Tax Free Fund of California ......................    18
Glossary of Terms.........................................................    19

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                                          FUND FOCUS
                                                   Stability Income Growth
                                                  ------------------------
[graphic omitted] Goals, Strategies & Risks    High            X
                  -------------------------        --------- ------ -------
                  NVEST INTERMEDIATE TERM      Med.    X
                   TAX FREE FUND OF CALIFORNIA     --------- ------ -------
                                               Low                    X
ADVISER: Nvest Funds Management, L.P.
         ("Nvest Management")
                                                         DURATION
SUBADVISER: Back Bay Advisors, L.P.          Quality Short  Int.   Long
            ("Back Bay Advisors")                    ------------------
                                                High
MANAGER: James S. Welch                              -----  ----   ----
                                                 Med.        X
                                                     -----  ----   ----
                                                 Low

                                          TICKER SYMBOL: CLASS A CLASS B
                                                         ---------------
                                                          NEFEX   NEEBX

INVESTMENT GOAL
The Fund seeks to maintain a high level of current income exempt from federal and California personal income taxes. The Fund's investment goal may be changed without shareholder approval.

INVESTMENT STRATEGIES
The Fund is a non-diversified Fund that typically invests in a mix of California municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund that at least 80% of its income will be distributions that are exempt from federal income tax and California personal income tax, except during times of adverse market conditions (in which case more than 20% of the Fund's income distributions could be subject to federal and/or California income taxes). The Fund however, currently expects that 90% of its income each year will be exempt from federal and California income tax ("California Tax-Exempt Securities"). The Fund may invest in "private activity bonds" which pay interest that, although exempt from ordinary income taxes, may be subject to federal or California alternative minimum taxes. It is also a fundamental policy that income derived from such securities will not normally exceed 20% of the Fund's total income distributions. Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by S&P Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), or Baa or better by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Back Bay Advisors.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer specific data, and attempts to construct a portfolio with the following characteristics:

x  Average credit rating of A (as rated by S&P or Fitch)

x  Average maturity of between 5 and 15 years

x  Maintain duration of less than 6 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

o The Fund's portfolio manager works closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.

o Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the obligations available in California. This value analysis uses quantitative tools such as internal and external computer systems and software.

o The Fund's portfolio manager and analysts perform a careful and continuous credit analysis to identify the range of the credit quality spectrum most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality of the Fund.

o Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio manager primarily invests in general obligation bonds and revenue bonds issued by the California government and its agencies.

The Fund may:

o Invest up to 15% of its assets in bonds below investment grade (i.e. credit rating of BB or lower by S&P or Fitch, or Ba or lower by Moody's, or considered to be of comparable grade by Back Bay Advisors if nonrated).

o  Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

INVESTMENT RISKS
FIXED-INCOME SECURITIES: Subject to interest rate risk, credit risk and liquidity risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of fixed income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

STATE SPECIFIC: Weakness in the local or national economy could adversely affect the credit ratings and creditworthiness of California municipal securities in which the Fund invests.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund's return could be significantly affected by the performance of any one of the small number of obligations in its portfolio.

                                     GOALS, STRATEGIES & RISKS [graphic omitted]
                                     -------------------------
EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in Nvest Intermediate Term Tax Free Fund of California. The Fund's past performance does not necessarily indicate how it will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of that class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return. (total return)

1994           -4.9%
1995           13.9%
1996            5.3%
1997            8.0%
1998            4.5%

/\ Highest Quarterly Return: First Quarter 1995, up 5.1%
\/ Lowest Quarterly Return: First Quarter 1994, down 4.3%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. They are also compared to the Lipper California Intermediate Municipal Debt Average ("Lipper CA Int. Muni Debt Average") and Morningstar Municipal California Long Average ("Morningstar Muni CA Long Avg."), each an average of the annual total returns of all mutual funds with an investment objective similar to that of the Fund as calculated by Lipper, Inc. and Morningstar, Inc. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Lipper CA Muni Debt Average and Morningstar Muni CA Long Average returns have been adjusted for these expenses but do not reflect any sales charges.


-----------------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS                                                                                        SINCE
  (for the period ended December 31, 1998)                                     PAST 1 YEAR      PAST 5 YEARS        INCEPTION
  Nvest Intermediate Term Tax Free Fund
  of CA:  Class A (inception 4/23/99)                                              1.9%             4.6%               5.6%
     Lehman Municipal Bond Index (calculated from 4/30/93)                         6.5%             6.2%               6.8%
     Lipper CA Int. Muni Debt Average (calculated from 4/30/93)                    5.5%             5.1%               5.6%
     Morningstar Muni CA Long Avg. (calculated from 4/30/93)                       5.4%             5.1%               5.6%

  Nvest Intermediate Term Tax Free Fund
  of CA: Class B (inception 9/13/93)                                              -1.3%             4.0%               4.1%
     Lehman Municipal Bond Index (calculated from 9/30/93)                         6.5%             6.2%               6.2%
     Lipper CA Int. Muni Debt Average (calculated from 9/30/93)                    5.5%             5.1%               5.1%
     Morningstar Muni CA Long Avg. (calculated from 9/30/93)                       5.4%             5.1%               5.0%
-----------------------------------------------------------------------------------------------------------------------------

 For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

[graphic omitted]   FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
 SHAREHOLDER FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------

                                                      CLASS A    CLASS B

   Maximum sales charge (load) imposed on
      purchases (as a percentage of offering
      price)(1)(2)                                     2.50%      None
   Maximum deferred sales charge
       (load) (as a percentage of original
      purchase price or redemption
      proceeds, as applicable)(2)                       (3)       5.00%
   Redemption fees                                      None*     None*

(1) A reduced sales charge on Class A shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges are Calculated."
* A transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)
--------------------------------------------------------------------------------
                                              Class A           Class B

  Management fees                              0.53%             0.53%
  Distribution and/or service (12b-1) fees     0.25%             1.00%*
  Other expenses                               0.57%             0.57%
  Total annual fund operating expenses         1.35%             2.10%
  Fee waiver and/or expense reimbursement**    0.50%             0.50%*
  Net expenses                                 0.85%             1.60%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

** Nvest Management has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.85%, and 1.60% annually of the Fund's average daily net assets for Class A,and Class B shares, respectively. This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year;

o The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                      Class A             Class B
                                       (1)        (2)
--------------------------------------------------------------------------------
1 year                  $335          $663       $163
3 years                 $514          $805       $505
5 years                 $710        $1,071       $871
10 years*             $1,273        $1,699     $1,699

(1) Assumes redemption at end of period
(2) Assumes no redemption at end of period
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

                                                                 MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

LEVERAGE RISK The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a derivative security is not used as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in value.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to the Fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM Many computer systems today cannot distinguish between the year 1900 and the year 2000. Nvest Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems, investment markets including investments by the Fund or the economy in general.

[graphic omitted]   MANAGEMENT TEAM
                    MEET THE FUND'S INVESTMENT ADVISER
                    AND SUBADVISER

The Nvest Funds family includes 25 funds with a total of over $8 billion in assets under management as of December 31, 1999. The Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Intermediate Term Tax Free Fund of California (the "Fund"), which along with Nvest Stock Funds, Nvest Star Funds, Nvest Bond Funds, Kobrick Funds and Nvest Massachusetts Tax-Free Income Fund constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

NVEST FUNDS MANAGEMENT, L.P.
Nvest Management, located at 399 Boylston Street, Boston, Massachusetts, 02116, serves as the adviser to the Fund. Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly-traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $127 billion in assets under management as of September 30, 1999. Nvest Management oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Nvest Management does not determine what investments will be purchased by the Fund. Back Bay Advisors make the Fund's investment decisions. The combines advisory and subadvisory fees paid by the Fund in 1998 as a percentage of the Fund's average daily net assets, after waiver or reimbursement, was 0.03%

SUBADVISER
BACK BAY ADVISORS, 399 Boylston Street, Boston, Massachusetts 02116, serves as subadviser to Intermediate Term Tax Free Fund of California. Back Bay Advisors is a subsidiary of Nvest Companies. Founded in 1986, Back Bay Advisors provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and various institutional investors.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, Nvest Management or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGER

JAMES S. WELCH
James Welch has managed the Fund since April 1993. Mr. Welch, Senior Vice President at Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 9 years of investment experience.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                                 INVESTING IN THE FUND

CHOOSING A SHARE CLASS
The Fund offers Class A and Class B shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allow you to choose the class that best meets your needs. Which class you choose will depend upon the size of your investment and how long you intend to hold your shares. Class B shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

 CLASS B SHARES
o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o   You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

[graphic omitted]   Fund Services
                    HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

--------------------------------------------------------------------------------
                                    CLASS A SALES CHARGES
YOUR INVESTMENT       AS A % OF OFFERING PRICE     AS A % OF YOUR INVESTMENT
--------------------------------------------------------------------------------
Less than  $ 100,000           2.50%                       2.56%
$100,000 - $249,999            2.00%                       2.04%
$250,000 - $499,999            1.50%                       1.52%
$500,000 - $999,999            1.25%                       1.27%
$1,000,000 or more             None                        None

CLASS B SHARES
The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge ("CDSC") on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

--------------------------------------------------------------------------------
           CLASS B CONTINGENT DEFERRED SALES CHARGES
       YEAR SINCE PURCHASE         CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
               1st                           5.00%
               2nd                           4.00%
               3rd                           3.00%
               4th                           3.00%
               5th                           2.00%
               6th                           1.00%
           thereafter                        0.00%

HOW THE CDSC IS APPLIED TO YOUR SHARES
The CDSC is a sales charge you pay when you redeem certain Fund shares.

The CDSC:

o   is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:
o   increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF A MONEY MARKET FUND
If you exchange shares of the Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                     WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A SHARES
REDUCING SALES CHARGES
There are several ways you can lower your sales charge, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases in Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

    These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o   Selling brokers, sales representatives or other intermediaries;

o Fund trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 members (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

o Investments of $100,000 or more in the Nvest Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A shares of the Fund WITHOUT PAYING A SALES CHARGE to repurchase Class A shares of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: For federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A OR B SHARES

ELIMINATING THE CDSC
As long as we are notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan; (a plan termination or total plan redemption may incur a CDSC);

o   to make payments through a systematic withdrawal plan; or

o due to shareholder death or disability. If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.

[graphic omitted]   FUND SERVICES
                    -------------
                    ITS EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

-----------------------------------------------------------------------------------------------------------
                                                                 MINIMUM TO OPEN AN
                                             MINIMUM TO            ACCOUNT USING            MINIMUM FOR
  TYPE OF ACCOUNT                          OPEN AN ACCOUNT       INVESTMENT BUILDER       EXISTING ACCOUNTS
  Any account other than those
  listed below                                 $2,500                   $100                    $100

  Accounts registered under the Uniform
  Gifts to Minors Act or the Uniform           $2,000                   $100                    $100
  Transfers to Minors Act
-----------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares automatically is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE(R)         NVEST FUNDS WEB SITE
      800-225-5478, press 1                 www.nvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online.

By using these customer service options, you may:

     o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

     o review your account balance, recent transactions, Fund prices and recent performance;

     o   order duplicate account statements; and

     o   obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

                                                  FUND SERVICES [graphic omitted
                                                  -------------
                                                  BUYING SHARES

      OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for       o   Call your investment dealer for
    information.                              information.


BY MAIL
[graphic omitted]
o   Make out a check in U.S. dollars      o   Make out a check in U.S. dollars
    for the investment amount,                for the investment amount,
    payable to "Nvest Funds." Third           payable to "Nvest Funds." Third
    party checks will generally not           party checks will generally not
    be accepted.                              be accepted.

o   Mail the check with your              o   Fill out the detachable
    completed application to Nvest            investment slip from an account
    Funds, P.O. Box 8551, Boston, MA          statement. If no slip is
    02266-8551.                               available, include with the check
                                              a letter specifying the Fund
                                              name, your class of shares, your
                                              account number and the registered
                                              account name(s). To make
                                              investing even easier, you can
                                              order more investment slips by
                                              calling 800-225-5478.


BY EXCHANGE
[graphic omitted]
o   The exchange must be for a            o   The exchange must be for a
    minimum of $1,000 or for all of           minimum of $1,000 or for all of
    your shares.                              your shares.

o   Obtain a current prospectus for       o   Call your investment dealer or
    the Fund into which you are               Nvest Funds at 800-225-5478 to
    exchanging by calling your                request an exchange.
    investment dealer or Nvest Funds
    at 800-225-5478.                      o   See the section entitled
                                              "Exchanging Shares" for more
o   Call your investment dealer or            details.
    Nvest Funds to request an
    exchange.

o   See the section entitled
    "Exchanging Shares" for more
    details.

BY WIRE
[graphic omitted]
o   Call Nvest Funds at 800-225-5478      o   Instruct your bank to transfer
    to obtain an account number and           funds to State Street Bank &
    wire transfer instructions. Your          Trust Company, ABA# 011000028,
    bank may charge you for such a            DDA# 99011538.
    transfer.
                                          o   Specify the Fund name, your class
                                              of shares, your account number
                                              and the registered account
                                              name(s). Your bank may charge you
                                              for such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
[graphic omitted]
o   Indicate on your application that     o   Please call Nvest Funds at
    you would like to begin an                800-225-5478 for a Service
    automatic investment plan through         Options Form. A signature
    Investment Builder and the amount         guarantee may be required to add
    of the monthly investment ($100           this privilege.
    minimum).
                                          o   See the section entitled
o   Send a check marked "Void" or a           "Additional Investor Services."
    deposit slip from your bank
    account along with your
    application.


THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union         o   Call Nvest Funds at 800-225-5478
    whether it is a member of the ACH         to add shares to your account
    system.                                   through ACH.

o   Complete the "Telephone               o   If you have not signed up for the
    Withdrawal and Exchange" and              ACH system, please call Nvest
    "Bank Information" sections on            Funds for a Service Options Form.
    your account application.                 A signature guarantee may be
                                              required to add this privilege.
o   Mail your completed application
    to Nvest Funds, P.O. Box 8551,
    Boston, MA 02266-8551.

[graphic omitted]   FUND SERVICES
                    -------------
                    SELLING SHARES
                                         TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

THROUGH YOUR INVESTMENT DEALER

o   Call your investment dealer for information.

BY MAIL
[graphic omitted]


o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

o   Mail your request to Nvest Funds, P.O. Box 8551, Boston, MA, 02266-8551.

o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE
[grpahic omitted]
o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

o   Call Nvest Funds to request an exchange.

o   See the section entitled "Exchanging Shares" for more details.

By Wire
[graphic omitted]
o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)
[graphic omitted]
o   Ask your bank or credit union whether it is a member of the ACH system.

o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Call Nvest Funds to request a redemption through this system.

o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN
[graphic omitted]
o Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

BY TELEPHONE
[graphic omitted]
o   You may receive your proceeds by mail, by wire or through ACH (see above).

o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

BY CHECK
[graphic omitted]
o Select the checkwriting option on your account application and complete the attached signature card.

o To add this privliedge to an existing account, call Nvest Funds at 800-225-5478 for a Service Options Form.

o   Each check must be written for $500 or more.

o You may not close your account by withdrawal check. Please call you financial representative or Nvest Funds to close your account.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                                     SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o   your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o   a financial representative or securities dealer;

o   a federal savings bank, cooperative, or other type of bank;

o   a savings and loan or other thrift institution;

o   a credit union; or

o   a securities exchange or clearing agency.

The following table shows situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

--------------------------------------------------------------------------------
SELLER (ACCOUNT TYPE)                     REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT,                        o   The signatures on the letter must
SOLE PROPRIETORSHIP,                          include all persons authorized to
UGMA/UTMA (MINOR ACCOUNTS)                    sign, including title, if
                                              applicable.

                                          o   Signature guarantee, if
                                              applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS         o   The signatures on the letter must
                                              include all persons authorized to
                                              sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS      o   The signature on the letter must
                                              include all trustees authorized
                                              to sign, including title.

                                          o   If the names of the trustees are
                                              not registered on the account,
                                              please provide a copy of the
                                              trust document certified within
                                              the past 60 days.

                                          o   Signature guarantee, if
                                              applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS            o   The signatures on the letter must
ARE DECEASED                                  include all surviving tenants of
                                              the account.

                                          o   Copy of the death certificate.

                                          o   Signature guarantee if proceeds
                                              check is issued to other than the
                                              surviving tenants.

POWER OF ATTORNEY (POA)                   o   The signatures on the letter must
                                              include the attorney-in-fact,
                                              indicating such title.

                                          o   A signature guarantee.

                                          o   Certified copy of the POA
                                              document stating it is still in
                                              full force and effect, specifying
                                              the exact Fund and account
                                              number, and certified within 30
                                              days of receipt of instructions.*

EXECUTORS OF ESTATES, ADMINISTRATORS,     o   The signature on the letter must
GUARDIANS, CONSERVATORS                       include those authorized to sign,
                                              including capacity.

                                          o   A signature guarantee.

                                          o   Certified copy of court document
                                              where signer derives authority,
                                              e.g.: Letters of Administration,
                                              Conservatorship, Letters
                                              Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

[graphic omitted]   FUND SERVICES
                    -------------
                    EXCHANGING SHARES

If you have held shares of the Fund you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund:

RESTRICTION                               SITUATION
The Fund may suspend the right of         o When the New York Stock Exchange is
redemption or postpone payment for          closed (other than a weekend/
more than 7 days:                           holiday)

                                          o During an emergency

                                          o Any other period permitted by the
                                            SEC

The Fund reserves the right to            o With a notice of a dispute between
suspend account services or refuse          registered owners
transaction requests:
                                          o With suspicion/evidence of a
                                            fraudulent act

The Fund may pay the redemption price     o When it is detrimental for the Fund
in whole or part by a distribution in       to make cash payments as determined
kind of readily marketable securities       in the sole discretion of the
in lieu of cash or may take up to 7 days    advisor or subadviser
to pay a redemption request in order to
raise capital:

The Fund may close your account and       o When the Fund account falls below a
send you the proceeds. Shareholders will    set minimum (currently $1,000 as set
have 60 days after being notified of the    by the Fund's Board of Trustees)
Fund's intention to close your account
to increase the account to the set
minimum. This does not apply to certain
qualified retirement plans, automatic
investment plans or accounts that have
fallen below the minimum solely because
of fluctuations in the Fund's net asset
value per share:

The Fund may withhold redemption          o When redemptions are made within
proceeds until the check or funds           10 calendar days of purchase by
have cleared:                               check or ACH of the shares being
                                            redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

                                                 FUND SERVICES [graphic omitted]
                                                 ------------
                                    HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

NET       TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET  =  ----------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 pm and before 8:00 pm

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o EQUITY SECURITIES -- most recent sales or quoted bid price as provided by a pricing service.

o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Fund's Board of Trustees at the close of regular trading on the Exchange.

o   OPTIONS -- last sale price, or if not available, last offering price.

o FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Fund's Board of Trustees believes accurately reflects fair value.

[graphic omitted]   FUND SERVICES
                    -------------
                    DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (tax exempt and taxable income other than capital gains) in the form of dividends. The Fund declares dividends daily and pays them monthly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of another Nvest Fund.

o   receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code (the "Code") necessary to qualify as a "regulated investment company." The Fund also intends to meet all the requirements of the Code necessary to ensure that it is qualified to pay "exempt interest dividends," which means that the Fund can pass to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on California Tax-Exempt Securities are also exempt from California personal income taxes.

Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares.

An exchange of shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

If you receive social security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving exempt interest dividends. Also, an investment in the Fund may result in a liability for federal AMT as well as state and local taxes, both for individual and corporate shareholders.

                                                 FUND SERVICES [graphic omitted]
                                                 -------------
                            COMPENSATION TO SECURITIES DEALERS

As part of its business strategies, the Fund pays securities dealers that sells its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. Class B shares of the Fund pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

[graphic omitted]   FUND SERVICES
                    -------------
                    ADDITIONAL INVESTOR SERVICES

INVESTMENT BUILDER PROGRAM
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its Prospectus carefully.

AUTOMATIC EXCHANGE PLAN
Nvest Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage that you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE
Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

[graphic omitted] FUND PERFORMANCE
                  ----------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

--------------------------------------------------------------------------------------
                                                                CLASS A

                                               YEAR ENDED DECEMBER 31,
                                   1994       1995       1996       1997       1998

Net Asset Value, Beginning
  of Year                       $   7.84   $   7.08   $   7.65   $   7.66   $   7.87
                                --------   --------   --------   --------   --------
INCOME FROM IINVESTMENT
  OPERATIONS
Net Investment Income               0.38       0.39       0.39       0.39       0.37
Net Realized and Unrealized
 Gain (Loss)  on Investments       (0.76)      0.57       0.00       0.20      (0.03)
                                --------   --------   --------   --------   --------
Total From Investment
 Operations                        (0.38)      0.96       0.39       0.59       0.34
                                --------   --------   --------   --------   --------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income                 (0.38)     (0.39)     (0.38)     (0.38)     (0.38)
                                --------   --------   --------   --------   --------
Total Distributions                (0.38)     (0.39)     (0.38)     (0.38)     (0.38)
                                --------   --------   --------   --------   --------
Net Asset Value, End of Year    $   7.08   $   7.65   $   7.66   $   7.87   $   7.83
                                ========   ========   ========   ========   ========

TOTAL RETURN (% )(a)                (4.9)      13.9        5.3        8.0        4.5

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets(%)(b)        0.70       0.70       0.75       0.85       0.85
Ratio of Net Investment
 Income  to Average
 Net Assets(%)                      5.07       5.24       5.18       5.06       4.79
Portfolio Turnover Rate(%)           212        167        161        120        215

Net Assets, End of Year (000)   $ 30,293   $ 32,707   $ 35,972   $ 32,057   $ 35,348

(a) A sales charge for Class A shares in a contingent deferred sales charge for
    Class B shares is not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                    1.33       1.31       1.34       1.33       1.35

--------------------------------------------------------------------------------------
                                                       CLASS B

                                                YEAR ENDED DECEMBER 31,
                                    1994       1995       1996      1997        1998

Net Asset Value, Beginning
  of Year                         $   7.84   $   7.07   $   7.63   $   7.64   $   7.85
                                  --------   --------   --------   --------   --------
INCOME FROM IINVESTMENT
  OPERATIONS
Net Investment Income                 0.32       0.33       0.33       0.34       0.32
Net Realized and Unrealized
 Gain (Loss)  on Investments         (0.77)      0.56       0.01       0.20      (0.03)
                                  --------   --------   --------   --------   --------
Total From Investment
 Operations                          (0.45)      0.89       0.34       0.54       0.29
                                  --------   --------   --------   --------   --------
LESS DISTRIBUTIONS
Distributions From Net
 Investment Income                   (0.32)     (0.33)     (0.33)     (0.33)     (0.33)
                                  --------   --------   --------   --------   --------
Total Distributions                  (0.32)     (0.33)     (0.33)     (0.33)     (0.33)
                                  --------   --------   --------   --------   --------

Net Asset Value, End of Year      $   7.07   $   7.63   $   7.64   $   7.85   $   7.81
                                  ========   ========   ========   ========   ========

TOTAL RETURN (% )(a)                  (5.8)      12.9        4.6        7.2        3.7

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
 to Average Net Assets(%)(b)          1.45       1.45       1.50       1.60       1.60
Ratio of Net Investment
 Income  to Average
 Net Assets(%)                        4.32       4.49       4.43       4.31       4.04
Portfolio Turnover Rate(%)             215        212        167        161        120
                                                                                   215
Net Assets, End of Year (000)     $  5,713   $  5,617   $  7,590   $  8,881   $  9,259

(a) A sales charge for Class A shares in a contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to an expense limitation would have been (%):
                                     2.08       2.06       2.09       2.08       2.10

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to the Fund's shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based upon the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of companies or industries to reduce the risk if an individual company or one sector of the market suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, these analysts assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- The market price of a company's shares multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of the Fund on any given day without a front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

PRICE-TO-BOOK RATIO - Current market price of a stock divided by its book value, or net asset value, of the stock.

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategy.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one years time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in the Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

    ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the
       Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

           STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

   TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORT OR ITS SAI,
            CONTACT YOUR FINANCIAL REPRESENTATIVE, OR THE FUNDS AT:

                          Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                     Your financial representative or Nvest
         Funds will also be happy to answer your questions or to provide any additional information that you may require.

                You can review the Fund's reports and SAI at the
                   Public Reference Room of the Securities and
                    Exchange Commission. Text-only copies are
                  available free from the Commission's Web site
                                at: www.sec.gov.

          Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-6009
                            Telephone: 800-SEC-0330

             Nvest Funds Distributor, L.P., and other firms selling
                    shares of Nvest Funds are members of the
           National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                 Public Disclosure Program. The program provides
             access to information about securities firms and their
         representatives. Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                                     NVEST
                         INTERMEDIATE TERM TAX FREE FUND
                                  OF CALIFORNIA


                    (Investment Company Act File No. 811-242)
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                                   XCA51-0200